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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2009

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO
June 30, 2009 (Unaudited)	Columbia Asset Allocation Fund

		Shares	Value ($)*
Common Stocks — 54.6%
CONSUMER DISCRETIONARY — 5.5%
Auto Components — 0.0%
	BorgWarner, Inc.	1,400	47,810
	Stoneridge, Inc. (a)	767	3,682
	Superior Industries International, Inc.	385	5,428
Auto Components Total			56,920
Automobiles — 0.2%
	Daihatsu Motor Co., Ltd.	10,000	92,660
	Honda Motor Co., Ltd.	4,000	109,525
	Nissan Motor Co., Ltd.	21,000	126,782
	Toyota Motor Corp.	2,900	109,632
Automobiles Total			438,599
Distributors — 0.0%
	Genuine Parts Co.	1,200	40,272
	LKQ Corp. (a)	1,440	23,688
Distributors Total			63,960
Diversified Consumer Services — 0.3%
	Apollo Group, Inc., Class A (a)	2,125	151,130
	Benesse Corp.	5,700	227,810
	Brink’s Home Security Holdings, Inc. (a)	1,040	29,443
	Capella Education Co. (a)	734	44,003
	Corinthian Colleges, Inc. (a)	1,520	25,734
	DeVry, Inc.	829	41,483
	H&R Block, Inc.	1,470	25,328
	ITT Educational Services, Inc. (a)	512	51,538
	Regis Corp.	920	16,017
	Sotheby’s	800	11,288
Diversified Consumer Services Total			623,774
Hotels, Restaurants & Leisure — 1.2%
	Bally Technologies, Inc. (a)	1,750	52,360
	Benihana, Inc., Class A (a)	2,382	15,054
	Bob Evans Farms, Inc.	760	21,842
	Buffalo Wild Wings, Inc. (a)	980	31,870
	Burger King Holdings, Inc.	1,980	34,195
	Carnival Corp.	19,500	502,515
	CEC Entertainment, Inc. (a)	530	15,624
	Chipotle Mexican Grill, Inc., Class A (a)	300	24,000
	Ctrip.com International Ltd., ADR (a)	620	28,706
	Darden Restaurants, Inc.	1,130	37,267
	Jack in the Box, Inc. (a)	470	10,552

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (CONTINUED)
Hotels, Restaurants & Leisure — (continued)
	Landry’s Restaurants, Inc. (a)	484	4,162
	McDonald’s Corp.	5,620	323,094
	OPAP SA	7,423	197,141
	Paddy Power PLC	6,588	153,732
	Red Robin Gourmet Burgers, Inc. (a)	2,064	38,700
	Royal Caribbean Cruises Ltd.	3,700	50,098
	Starbucks Corp. (a)	23,850	331,277
	Starwood Hotels & Resorts Worldwide, Inc.	24,660	547,452
	Wynn Resorts Ltd. (a)	570	20,121
Hotels, Restaurants & Leisure Total			2,439,762
Household Durables — 0.1%
	American Greetings Corp., Class A	1,990	23,243
	Cavco Industries, Inc. (a)	482	12,209
	CSS Industries, Inc.	820	16,711
	D.R. Horton, Inc.	12,500	117,000
	Ethan Allen Interiors, Inc.	1,030	10,671
	Garmin Ltd.	840	20,009
	Stanley Works	1,725	58,374
	Tempur-Pedic International, Inc.	1,840	24,049
Household Durables Total			282,266
Internet & Catalog Retail — 0.2%
	Amazon.com, Inc. (a)	2,675	223,790
	Blue Nile, Inc. (a)	360	15,476
	NetFlix, Inc. (a)	1,180	48,781
	NutriSystem, Inc.	1,460	21,170
	Priceline.com, Inc. (a)	410	45,736
	Ticketmaster Entertainment, Inc. (a)	2,190	14,060
Internet & Catalog Retail Total			369,013
Leisure Equipment & Products — 0.1%
	Brunswick Corp.	2,860	12,355
	Hasbro, Inc.	2,300	55,752
	JAKKS Pacific, Inc. (a)	1,050	13,472
	Polaris Industries, Inc.	792	25,439
Leisure Equipment & Products Total			107,018
Media — 0.5%
	Arbitron, Inc.	2,160	34,322
	Comcast Corp., Class A	11,000	159,390

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (CONTINUED)
Media — (continued)
	Knology, Inc. (a)	2,560	22,093
	Lamar Advertising Co., Class A (a)	1,690	25,806
	Liberty Media Corp. - Entertainment, Class A (a)	9,450	252,788
	Marvel Entertainment, Inc. (a)	477	16,976
	McGraw-Hill Companies, Inc.	1,970	59,317
	Publicis Groupe SA	5,376	164,141
	Regal Entertainment Group, Class A	3,500	46,515
	VisionChina Media, Inc., ADR (a)	2,850	17,414
	Vivendi	8,769	210,055
Media Total			1,008,817
Multiline Retail — 0.9%
	J.C. Penney Co., Inc.	16,700	479,457
	Kohl’s Corp. (a)	5,200	222,300
	Nordstrom, Inc.	41,915	833,689
	Target Corp.	8,700	343,389
Multiline Retail Total			1,878,835
Specialty Retail — 1.6%
	Abercrombie & Fitch Co., Class A	910	23,105
	Advance Auto Parts, Inc.	730	30,288
	Aeropostale, Inc. (a)	1,795	61,515
	America’s Car-Mart, Inc. (a)	1,265	25,932
	American Eagle Outfitters, Inc.	5,460	77,368
	AnnTaylor Stores Corp. (a)	5,478	43,714
	Bed Bath & Beyond, Inc. (a)	920	28,290
	Best Buy Co., Inc.	4,040	135,300
	Christopher & Banks Corp.	763	5,120
	Foot Locker, Inc.	6,997	73,259
	Game Group PLC	75,288	205,130
	GameStop Corp., Class A (a)	10,980	241,670
	hhgregg, Inc. (a)	1,460	22,134
	Lowe’s Companies, Inc.	46,050	893,830
	Men’s Wearhouse, Inc.	924	17,722
	O’Reilly Automotive, Inc. (a)	4,050	154,224
	OfficeMax, Inc.	2,390	15,009
	Pacific Sunwear of California, Inc. (a)	7,972	26,866
	Point, Inc.	3,540	190,055
	Rent-A-Center, Inc. (a)	1,509	26,905
	Ross Stores, Inc.	700	27,020
	Sherwin-Williams Co.	450	24,187

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (CONTINUED)
Specialty Retail — (continued)
	Shoe Carnival, Inc. (a)	1,029	12,276
	Staples, Inc.	8,150	164,385
	TJX Companies, Inc.	14,420	453,653
	Urban Outfitters, Inc. (a)	1,140	23,792
	USS Co., Ltd.	2,640	135,456
	Wet Seal, Inc., Class A (a)	8,480	26,034
Specialty Retail Total			3,164,239
Textiles, Apparel & Luxury Goods — 0.4%
	Coach, Inc.	1,330	35,750
	Fossil, Inc. (a)	1,257	30,269
	Hanesbrands, Inc. (a)	1,600	24,016
	Iconix Brand Group, Inc. (a)	2,780	42,757
	Movado Group, Inc.	1,430	15,072
	Phillips-Van Heusen Corp.	1,683	48,285
	Polo Ralph Lauren Corp.	7,779	416,488
	True Religion Apparel, Inc. (a)	1,190	26,537
	Volcom, Inc. (a)	1,900	23,750
	Warnaco Group, Inc. (a)	610	19,764
	Wolverine World Wide, Inc.	640	14,118
Textiles, Apparel & Luxury Goods Total			696,806
CONSUMER DISCRETIONARY TOTAL			11,130,009
CONSUMER STAPLES — 4.9%
Beverages — 0.8%
	Central European Distribution Corp. (a)	1,270	33,744
	Coca-Cola Co.	16,450	789,435
	Diageo PLC, ADR	5,451	312,070
	Fomento Economico Mexicano SAB de CV, ADR	7,233	233,192
	Molson Coors Brewing Co., Class B	6,550	277,261
	Pepsi Bottling Group, Inc.	900	30,456
Beverages Total			1,676,158
Food & Staples Retailing — 1.1%
	BJ’s Wholesale Club, Inc. (a)	390	12,570
	Casey’s General Stores, Inc.	1,750	44,958
	CVS Caremark Corp.	17,750	565,692
	Koninklijke Ahold NV	20,088	230,830
	Ruddick Corp.	840	19,681
	Seven & I Holdings Co., Ltd.	10,100	236,958

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (CONTINUED)
Food & Staples Retailing — (continued)
	Spartan Stores, Inc.	810	10,052
	Wal-Mart Stores, Inc.	23,463	1,136,548
	Weis Markets, Inc.	1,010	33,855
Food & Staples Retailing Total			2,291,144
Food Products — 0.8%
	Campbell Soup Co.	1,030	30,303
	China Milk Products Group Ltd.	284,000	78,291
	ConAgra Foods, Inc.	1,600	30,496
	Corn Products International, Inc.	2,650	70,993
	Darling International, Inc. (a)	4,003	26,420
	Dean Foods Co. (a)	2,700	51,813
	Flowers Foods, Inc.	1,664	36,342
	Fresh Del Monte Produce, Inc. (a)	1,413	22,975
	H.J. Heinz Co.	1,630	58,191
	Hershey Co.	1,100	39,600
	J.M. Smucker Co.	4,600	223,836
	Kerry Group PLC, Class A	7,470	170,541
	Lancaster Colony Corp.	155	6,831
	Nestle SA, Registered Shares	12,332	465,424
	Sanderson Farms, Inc.	569	25,605
	Smithfield Foods, Inc. (a)	1,000	13,970
	Toyo Suisan Kaisha Ltd.	8,000	165,111
	TreeHouse Foods, Inc. (a)	550	15,824
Food Products Total			1,532,566
Household Products — 0.8%
	Clorox Co.	800	44,664
	Colgate-Palmolive Co.	6,450	456,273
	Procter & Gamble Co.	21,100	1,078,210
	Unicharm Corp.	1,900	145,046
Household Products Total			1,724,193
Personal Products — 0.6%
	Avon Products, Inc.	29,596	762,985
	Chattem, Inc. (a)	461	31,394
	Estee Lauder Companies, Inc., Class A	9,975	325,883
	Herbalife Ltd.	1,060	33,433
Personal Products Total			1,153,695
Tobacco — 0.8%
	Japan Tobacco, Inc.	86	268,058

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (CONTINUED)
Tobacco — (continued)
	Philip Morris International, Inc.	31,226	1,362,078
Tobacco Total			1,630,136
CONSUMER STAPLES TOTAL			10,007,892
ENERGY — 5.6%
Energy Equipment & Services — 1.3%
	Core Laboratories N.V.	250	21,788
	Diamond Offshore Drilling, Inc.	790	65,610
	Dril-Quip, Inc. (a)	910	34,671
	FMC Technologies, Inc. (a)	750	28,185
	Gulf Island Fabrication, Inc.	770	12,189
	Halliburton Co.	8,504	176,033
	Lufkin Industries, Inc.	289	12,152
	Matrix Service Co. (a)	900	10,332
	Nabors Industries Ltd. (a)	36,900	574,902
	National-Oilwell Varco, Inc. (a)	2,230	72,832
	Noble Corp.	6,688	202,312
	Patterson-UTI Energy, Inc.	780	10,031
	Pioneer Drilling Co. (a)	2,706	12,962
	Schlumberger Ltd.	3,750	202,913
	Shinko Plantech Co., Ltd.	16,100	126,983
	Smith International, Inc.	1,000	25,750
	Superior Well Services, Inc. (a)	982	5,843
	T-3 Energy Services, Inc. (a)	1,118	13,315
	TGC Industries, Inc. (a)	1,513	7,368
	Tidewater, Inc.	420	18,005
	Transocean Ltd. (a)	10,642	790,594
	Union Drilling, Inc. (a)	1,555	10,294
	Weatherford International Ltd. (a)	11,900	232,764
Energy Equipment & Services Total			2,667,828
Oil, Gas & Consumable Fuels — 4.3%
	Alpha Natural Resources, Inc. (a)	750	19,703
	Arena Resources, Inc. (a)	1,250	39,812
	Australian Worldwide Exploration Ltd. (a)	68,145	140,541
	Berry Petroleum Co., Class A	700	13,013
	BG Group PLC	5,461	91,755
	BP PLC, ADR	6,311	300,908
	Cabot Oil & Gas Corp.	2,000	61,280
	Chevron Corp.	9,500	629,375

		Shares	Value ($)
Common Stocks — (continued)
ENERGY — (CONTINUED)
Oil, Gas & Consumable Fuels — (continued)
	Cimarex Energy Co.	340	9,636
	Concho Resources, Inc. (a)	1,278	36,666
	CONSOL Energy, Inc.	1,090	37,016
	Contango Oil & Gas Co. (a)	450	19,121
	Continental Resources, Inc. (a)	1,064	29,526
	Denbury Resources, Inc. (a)	2,245	33,069
	Devon Energy Corp.	4,350	237,075
	Encore Acquisition Co. (a)	890	27,457
	EOG Resources, Inc.	7,775	528,078
	Exxon Mobil Corp.	23,275	1,627,155
	Forest Oil Corp. (a)	1,730	25,812
	Hess Corp.	12,475	670,531
	Holly Corp.	770	13,845
	Marathon Oil Corp.	10,000	301,300
	Mariner Energy, Inc. (a)	1,430	16,803
	Newfield Exploration Co. (a)	10,950	357,736
	Nordic American Tanker Shipping	375	11,933
	Occidental Petroleum Corp.	15,250	1,003,602
	Peabody Energy Corp.	10,250	309,140
	Penn Virginia Corp.	1,040	17,025
	PetroHawk Energy Corp. (a)	1,380	30,774
	Petroleo Brasileiro SA, ADR	6,700	274,566
	Quicksilver Resources, Inc. (a)	2,540	23,597
	Range Resources Corp.	500	20,705
	Repsol YPF SA	7,508	168,364
	Royal Dutch Shell PLC, Class B	11,471	289,601
	Southwestern Energy Co. (a)	5,350	207,847
	Stone Energy Corp. (a)	2,051	15,218
	Swift Energy Co. (a)	920	15,318
	Total SA	7,938	429,939
	Ultra Petroleum Corp. (a)	760	29,640
	Williams Companies, Inc.	32,200	502,642
	Yanzhou Coal Mining Co., Ltd., Class H	86,000	118,333
Oil, Gas & Consumable Fuels Total			8,735,457
ENERGY TOTAL			11,403,285
FINANCIALS — 9.8%
Capital Markets — 1.3%
	Affiliated Managers Group, Inc. (a)	680	39,569
	Ameriprise Financial, Inc.	5,010	121,593
	Bank of New York Mellon Corp.	16,500	483,615

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (CONTINUED)
Capital Markets — (continued)
	Charles Schwab Corp.	11,700	205,218
	Federated Investors, Inc., Class B	570	13,731
	Goldman Sachs Group, Inc.	8,525	1,256,926
	Greenhill & Co., Inc.	830	59,934
	Intermediate Capital Group PLC	10,853	86,788
	Invesco Ltd.	1,350	24,057
	Investment Technology Group, Inc. (a)	580	11,826
	Janus Capital Group, Inc.	10,536	120,111
	Mass Financial Corp., Class A (a)	1,750	10,815
	Piper Jaffray Companies, Inc. (a)	518	22,621
	Raymond James Financial, Inc.	900	15,489
	Stifel Financial Corp. (a)	837	40,251
	T. Rowe Price Group, Inc.	1,050	43,754
	Waddell & Reed Financial, Inc., Class A	3,388	89,342
Capital Markets Total			2,645,640
Commercial Banks — 4.1%
	Australia & New Zealand Banking Group Ltd.	9,595	126,843
	BancFirst Corp.	466	16,114
	Banco Bilbao Vizcaya Argentaria SA	25,954	327,058
	Banco Santander SA	38,975	470,349
	BancTrust Financial Group, Inc.	1,608	4,824
	Bank of China Ltd., Class H	271,000	128,409
	Bank of Hawaii Corp.	1,500	53,745
	Barclays PLC	58,911	274,392
	BB&T Corp.	18,800	413,224
	BNP Paribas	3,775	244,974
	Bryn Mawr Bank Corp.	1,007	19,002
	Capitol Bancorp Ltd.	985	2,610
	Chemical Financial Corp.	1,350	26,879
	City National Corp.	1,500	55,245
	Columbia Banking System, Inc.	1,070	10,946
	Comerica, Inc.	3,000	63,450
	Community Trust Bancorp, Inc.	588	15,729
	Cullen/Frost Bankers, Inc.	2,000	92,240
	DBS Group Holdings Ltd.	27,000	219,118
	Fifth Third Bancorp.	29,000	205,900
	First Citizens BancShares, Inc., Class A	203	27,131

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (CONTINUED)
Commercial Banks — (continued)
	First Financial Corp. of Indiana	869	27,443
	First National Bank of Alaska	9	14,490
	HSBC Holdings PLC	27,542	228,643
	Investors Bancorp, Inc. (a)	1,786	16,360
	Merchants Bancshares, Inc.	924	20,504
	Morgan Stanley	41,250	1,176,037
	National Australia Bank Ltd.	6,096	109,753
	National Bank of Greece SA (a)	6,514	178,472
	Northfield Bancorp, Inc.	1,239	14,397
	Northrim BanCorp, Inc.	1,084	15,089
	Pinnacle Financial Partners, Inc. (a)	1,546	20,593
	PNC Financial Services Group, Inc.	15,446	599,459
	South Financial Group, Inc.	2,340	2,785
	Standard Chartered PLC	13,068	246,130
	Sterling Bancorp NY	1,470	12,275
	Sumitomo Mitsui Financial Group, Inc.	6,600	266,893
	Sumitomo Trust & Banking Co., Ltd.	14,000	75,364
	SVB Financial Group (a)	2,249	61,218
	Svenska Handelsbanken AB, Class A	9,362	176,904
	Taylor Capital Group, Inc. (a)	1,025	7,021
	TCF Financial Corp.	8,400	112,308
	Turkiye Is Bankasi, Class C	34,503	100,942
	U.S. Bancorp	57,439	1,029,307
	Wells Fargo & Co.	31,666	768,217
	West Coast Bancorp	1,430	2,917
	Whitney Holding Corp.	1,240	11,358
	Yamaguchi Financial Group, Inc.	10,000	131,766
	Zions Bancorporation	18,235	210,797
Commercial Banks Total			8,435,624
Consumer Finance — 0.0%
	Cash America International, Inc.	1,130	26,431
Consumer Finance Total			26,431
Diversified Financial Services — 1.2%
	ING Groep NV	14,663	147,585
	IntercontinentalExchange, Inc. (a)	1,680	191,923
	JPMorgan Chase & Co.	57,403	1,958,016
	Medallion Financial Corp.	2,188	16,738
	Moody’s Corp.	1,160	30,566
	Pico Holdings, Inc. (a)	360	10,332

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (CONTINUED)
Diversified Financial Services — (continued)
	Portfolio Recovery Associates, Inc. (a)	843	32,650
Diversified Financial Services Total			2,387,810
Insurance — 1.9%
	ACE Ltd.	9,820	434,338
	Aon Corp.	8,600	325,682
	Axis Capital Holdings Ltd.	29,440	770,739
	Baldwin & Lyons, Inc., Class B	930	18,321
	Baloise Holding AG, Registered Shares	2,816	209,043
	Brit Insurance Holdings PLC	64,668	201,639
	CNA Surety Corp. (a)	1,530	20,640
	EMC Insurance Group, Inc.	1,001	20,831
	FBL Financial Group, Inc. Class A	1,482	12,241
	First Mercury Financial Corp.	1,054	14,513
	Harleysville Group, Inc.	480	13,546
	Horace Mann Educators Corp.	2,011	20,050
	Marsh & McLennan Companies, Inc.	22,000	442,860
	National Western Life Insurance Co., Class A	97	11,325
	Navigators Group, Inc. (a)	434	19,283
	Platinum Underwriters Holdings Ltd.	350	10,006
	Prudential Financial, Inc.	18,328	682,168
	Reinsurance Group of America, Inc.	3,300	115,203
	RLI Corp.	406	18,189
	Safety Insurance Group, Inc.	760	23,225
	Sampo Oyj, Class A	8,094	152,737
	Selective Insurance Group, Inc.	949	12,119
	Stewart Information Services Corp.	1,060	15,105
	Tower Group, Inc.	660	16,355
	United America Indemnity Ltd., Class A (a)	6,111	29,272
	United Fire & Casualty Co.	843	14,457
	Zurich Financial Services AG, Registered Shares	1,209	214,005
Insurance Total			3,837,892
Real Estate Investment Trusts (REITs) — 1.0%
	Alexandria Real Estate Equities, Inc.	1,750	62,633
	Boston Properties, Inc.	850	40,545
	DCT Industrial Trust, Inc.	3,674	14,990
	DiamondRock Hospitality Co.	3,490	21,847

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (CONTINUED)
Real Estate Investment Trusts (REITs) — (continued)
Digital Realty Trust, Inc.	1,060	38,001
Duke Realty Corp.	1,210	10,612
DuPont Fabros Technology, Inc.	1,149	10,824
Equity Residential Property Trust	1,300	28,899
Franklin Street Properties Corp.	1,944	25,758
Getty Realty Corp.	720	13,586
Home Properties, Inc.	590	20,119
Host Hotels & Resorts, Inc.	5,400	45,306
Japan Retail Fund Investment Corp.	44	202,984
LaSalle Hotel Properties	1,244	15,351
Mack-Cali Realty Corp.	390	8,892
National Health Investors, Inc.	902	24,092
National Retail Properties, Inc.	2,522	43,757
Plum Creek Timber Co., Inc.	12,600	375,228
Potlatch Corp.	1,140	27,691
ProLogis	2,500	20,150
Rayonier, Inc.	13,500	490,725
Simon Property Group, Inc.	6,270	322,466
Sun Communities, Inc.	1,060	14,607
Sunstone Hotel Investors, Inc.	2,516	13,461
Universal Health Realty Income Trust	770	24,270
Urstadt Biddle Properties, Inc., Class A	1,330	18,726
Vornado Realty Trust	746	33,592
Washington Real Estate Investment Trust	715	15,995
Real Estate Investment Trusts (REITs) Total		1,985,107
Real Estate Management & Development — 0.2%
Avatar Holdings, Inc. (a)	446	8,104
CB Richard Ellis Group, Inc., Class A (a)	3,790	35,474
Hongkong Land Holdings Ltd.	51,000	180,051
Leopalace21 Corp.	14,700	130,598
Maui Land & Pineapple Co., Inc. (a)	770	5,937
Swire Pacific Ltd., Class A	15,000	149,393
Real Estate Management & Development Total		509,557
Thrifts & Mortgage Finance — 0.1%
Bank Mutual Corp.	2,370	20,667
BankFinancial Corp.	1,730	15,328
Beneficial Mutual Bancorp, Inc. (a)	2,071	19,882
Brookline Bancorp, Inc.	2,710	25,257

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (CONTINUED)
Thrifts & Mortgage Finance — (continued)
	Clifton Savings Bancorp, Inc.	1,620	17,431
	ESSA Bancorp, Inc.	1,108	15,146
	Home Federal Bancorp, Inc.	2,217	22,591
	TrustCo Bank Corp. NY	2,210	13,061
	United Financial Bancorp, Inc.	1,339	18,505
	Washington Federal, Inc.	1,550	20,150
	Westfield Financial, Inc.	2,439	22,097
Thrifts & Mortgage Finance Total			210,115
FINANCIALS TOTAL			20,038,176
HEALTH CARE — 6.7%
Biotechnology — 1.1%
	Alexion Pharmaceuticals, Inc. (a)	1,580	64,970
	Alkermes, Inc. (a)	3,390	36,680
	Amgen, Inc. (a)	11,546	611,245
	Array Biopharma, Inc. (a)	69	217
	BioMarin Pharmaceuticals, Inc. (a)	3,924	61,254
	Celgene Corp. (a)	5,800	277,472
	Cephalon, Inc. (a)	400	22,660
	Dendreon Corp. (a)	630	15,655
	Genzyme Corp. (a)	5,150	286,700
	Gilead Sciences, Inc. (a)	9,100	426,244
	Immunogen, Inc. (a)	2,721	23,428
	Isis Pharmaceuticals, Inc. (a)	1,320	21,780
	Martek Biosciences Corp.	1,460	30,879
	Myriad Pharmaceuticals, Inc. (a)	181	842
	Onyx Pharmaceuticals, Inc. (a)	1,418	40,073
	OSI Pharmaceuticals, Inc. (a)	919	25,943
	Regeneron Pharmaceuticals, Inc. (a)	1,841	32,991
	Rigel Pharmaceuticals, Inc. (a)	1,560	18,907
	Seattle Genetics, Inc. (a)	3,127	30,394
	Theravance, Inc. (a)	1,100	16,104
	United Therapeutics Corp. (a)	392	32,665
	Vertex Pharmaceuticals, Inc. (a)	7,700	274,428
Biotechnology Total			2,351,531
Health Care Equipment & Supplies — 0.9%
	Analogic Corp.	280	10,346
	Baxter International, Inc.	9,700	513,712
	Beckman Coulter, Inc.	900	51,426
	Boston Scientific Corp. (a)	43,800	444,132

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (CONTINUED)
Health Care Equipment & Supplies — (continued)
	China Medical Technologies, Inc., ADR	1,018	20,268
	Cooper Companies, Inc.	1,300	32,149
	Hologic, Inc. (a)	2,940	41,836
	Hospira, Inc. (a)	2,250	86,670
	ICU Medical, Inc. (a)	320	13,168
	Immucor, Inc. (a)	1,106	15,218
	Intuitive Surgical, Inc. (a)	320	52,371
	Masimo Corp. (a)	933	22,495
	Meridian Bioscience, Inc.	1,103	24,906
	NuVasive, Inc. (a)	341	15,209
	Quidel Corp. (a)	2,110	30,721
	St. Jude Medical, Inc. (a)	6,850	281,535
	STERIS Corp.	1,010	26,341
	Teleflex, Inc.	1,300	58,279
	Thoratec Corp. (a)	830	22,227
	Varian Medical Systems, Inc. (a)	600	21,084
	Wright Medical Group, Inc. (a)	1,268	20,618
	Young Innovations, Inc.	340	7,409
Health Care Equipment & Supplies Total			1,812,120
Health Care Providers & Services — 1.2%
	Alliance Healthcare Services, Inc. (a)	4,091	29,987
	Allion Healthcare, Inc. (a)	370	2,202
	AmerisourceBergen Corp.	16,750	297,145
	AmSurg Corp. (a)	559	11,985
	CIGNA Corp.	15,540	374,359
	Community Health Systems, Inc. (a)	1,800	45,450
	Cross Country Healthcare, Inc. (a)	1,283	8,814
	Express Scripts, Inc. (a)	1,980	136,125
	Genoptix, Inc. (a)	440	14,076
	Healthspring, Inc. (a)	1,594	17,311
	inVentiv Health, Inc. (a)	2,223	30,077
	Kindred Healthcare, Inc. (a)	1,270	15,710
	Magellan Health Services, Inc. (a)	420	13,785
	Medcath Corp. (a)	520	6,115
	Medco Health Solutions, Inc. (a)	24,670	1,125,199
	Mednax, Inc. (a)	803	33,830
	MWI Veterinary Supply, Inc. (a)	791	27,574
	NovaMed, Inc. (a)	3,074	12,142
	Owens & Minor, Inc.	1,460	63,977
	Patterson Companies, Inc. (a)	1,940	42,098

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (CONTINUED)
Health Care Providers & Services — (continued)
	Psychiatric Solutions, Inc. (a)	2,684	61,034
	Res-Care, Inc. (a)	1,660	23,738
	Triple-S Management Corp., Class B (a)	522	8,138
	U.S. Physical Therapy, Inc. (a)	660	9,735
	VCA Antech, Inc. (a)	1,690	45,123
Health Care Providers & Services Total			2,455,729
Health Care Technology — 0.0%
	Cerner Corp. (a)	300	18,687
	Quality Systems, Inc.	320	18,227
Health Care Technology Total			36,914
Life Sciences Tools & Services — 1.1%
	Albany Molecular Research, Inc. (a)	970	8,138
	AMAG Pharmaceuticals, Inc. (a)	190	10,387
	Bio-Rad Laboratories, Inc., Class A (a)	484	36,532
	Covance, Inc. (a)	5,950	292,740
	Dionex Corp. (a)	676	41,256
	ICON PLC, ADR (a)	3,605	77,796
	Illumina, Inc. (a)	982	38,239
	Life Technologies Corp. (a)	22,240	927,853
	Mettler-Toledo International, Inc. (a)	500	38,575
	PAREXEL International Corp. (a)	609	8,758
	Thermo Fisher Scientific, Inc. (a)	17,633	718,898
	Varian, Inc. (a)	290	11,435
Life Sciences Tools & Services Total			2,210,607
Pharmaceuticals — 2.4%
	Abbott Laboratories	19,950	938,448
	Astellas Pharma, Inc.	5,100	180,153
	AstraZeneca PLC, ADR	7,101	313,438
	Bristol-Myers Squibb Co.	15,550	315,821
	Eurand NV (a)	2,238	29,094
	Johnson & Johnson	19,850	1,127,480
	Novartis AG, Registered Shares	4,518	183,559
	Perrigo Co.	1,430	39,725
	Roche Holding AG, Genusschein Shares	2,582	351,278
	Sanofi-Aventis SA	5,851	344,104
	Santen Pharmaceutical Co., Ltd.	4,500	136,865
	Schering-Plough Corp.	20,900	525,008

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (CONTINUED)
Pharmaceuticals — (continued)
	Takeda Pharmaceutical Co., Ltd.	2,700	104,913
	Teva Pharmaceutical Industries Ltd., ADR	5,150	254,101
Pharmaceuticals Total			4,843,987
HEALTH CARE TOTAL			13,710,888
INDUSTRIALS — 6.0%
Aerospace & Defense — 2.0%
	AAR Corp. (a)	752	12,070
	AerCap Holdings NV (a)	3,100	22,382
	Alliant Techsystems, Inc. (a)	400	32,944
	BAE Systems PLC	45,719	255,205
	BE Aerospace, Inc. (a)	3,070	44,085
	Ceradyne, Inc. (a)	725	12,804
	Esterline Technologies Corp. (a)	430	11,640
	Goodrich Corp.	18,250	911,952
	HEICO Corp.	780	28,283
	Hexcel Corp. (a)	1,180	11,245
	Honeywell International, Inc.	12,800	401,920
	ITT Corp.	810	36,045
	L-3 Communications Holdings, Inc.	4,175	289,661
	Ladish Co., Inc. (a)	1,240	16,083
	Lockheed Martin Corp.	5,450	439,542
	MTU Aero Engines Holding AG	4,321	157,768
	Northrop Grumman Corp.	7,500	342,600
	Precision Castparts Corp.	980	71,569
	Spirit Aerosystems Holdings, Inc., Class A (a)	3,239	44,504
	Stanley, Inc. (a)	670	22,030
	Teledyne Technologies, Inc. (a)	1,069	35,010
	United Technologies Corp.	15,880	825,125
Aerospace & Defense Total			4,024,467
Air Freight & Logistics — 0.0%
	HUB Group, Inc., Class A (a)	1,793	37,007
	Pacer International, Inc.	2,994	6,677
Air Freight & Logistics Total			43,684
Airlines — 0.1%
	Delta Air Lines, Inc. (a)	4,100	23,739
	Skywest, Inc.	1,520	15,504
	Turk Hava Yollari	82,375	123,372
Airlines Total			162,615

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (CONTINUED)
Building Products — 0.0%
	Ameron International Corp.	270	18,101
	Builders FirstSource, Inc. (a)	2,608	10,849
	Lennox International, Inc.	620	19,908
	NCI Building Systems, Inc. (a)	1,570	4,145
	Universal Forest Products, Inc.	380	12,574
Building Products Total			65,577
Commercial Services & Supplies — 0.4%
	ABM Industries, Inc.	770	13,914
	Aeon Delight Co., Ltd.	9,200	148,628
	ATC Technology Corp. (a)	860	12,470
	Brink’s Co.	1,090	31,643
	Comfort Systems USA, Inc.	1,162	11,911
	Consolidated Graphics, Inc. (a)	770	13,413
	Ennis, Inc.	46	573
	Geo Group, Inc. (a)	1,724	32,032
	Mobile Mini, Inc. (a)	2,056	30,162
	Republic Services, Inc.	16,650	406,426
	Stericycle, Inc. (a)	740	38,132
	United Stationers, Inc. (a)	480	16,742
	Waste Connections, Inc. (a)	1,600	41,456
Commercial Services & Supplies Total			797,502
Construction & Engineering — 0.5%
	COMSYS Holdings Corp.	7,000	77,371
	CTCI Corp.	88,000	77,586
	Dycom Industries, Inc. (a)	1,480	16,383
	EMCOR Group, Inc. (a)	1,190	23,943
	Foster Wheeler AG (a)	1,840	43,700
	Granite Construction, Inc.	599	19,935
	Jacobs Engineering Group, Inc. (a)	550	23,149
	KBR, Inc.	15,950	294,118
	KHD Humboldt Wedag International Ltd. (a)	1,070	8,924
	Layne Christensen Co. (a)	580	11,861
	Sterling Construction Co., Inc. (a)	162	2,472
	Toyo Engineering Corp.	47,000	158,123
	Vinci SA	4,568	205,013
Construction & Engineering Total			962,578
Electrical Equipment — 0.5%
	A.O. Smith Corp.	1,020	33,221

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (CONTINUED)
Electrical Equipment — (continued)
	ABB Ltd., Registered Shares (a)	6,017	94,711
	Acuity Brands, Inc.	440	12,342
	American Superconductor Corp. (a)	800	21,000
	AMETEK, Inc.	1,050	36,309
	AZZ, Inc. (a)	700	24,087
	Belden, Inc.	880	14,696
	Cooper Industries Ltd., Class A	9,700	301,185
	GrafTech International Ltd. (a)	2,430	27,483
	II-VI, Inc. (a)	1,584	35,117
	Regal-Beloit Corp.	930	36,940
	Roper Industries, Inc.	930	42,138
	Schneider Electric SA	3,022	231,122
Electrical Equipment Total			910,351
Industrial Conglomerates — 0.7%
	DCC PLC	6,012	124,065
	General Electric Co.	46,879	549,422
	Keppel Corp. Ltd.	37,000	175,663
	McDermott International, Inc. (a)	3,210	65,195
	Siemens AG, Registered Shares	1,188	82,246
	Textron, Inc.	3,340	32,264
	Tyco International Ltd.	16,816	436,880
Industrial Conglomerates Total			1,465,735
Machinery — 1.0%
	Astec Industries, Inc. (a)	429	12,737
	Bucyrus International, Inc.	1,390	39,699
	CIRCOR International, Inc.	540	12,749
	Cummins, Inc.	1,250	44,013
	Demag Cranes AG	6,984	158,125
	Dynamic Materials Corp.	630	12,146
	Eaton Corp.	3,900	173,979
	EnPro Industries, Inc. (a)	930	16,749
	ESCO Technologies, Inc. (a)	530	23,744
	Flowserve Corp.	5,400	376,974
	FreightCar America, Inc.	687	11,549
	Harsco Corp.	2,050	58,015
	Joy Global, Inc.	860	30,719
	Kadant, Inc. (a)	997	11,256
	Kaydon Corp.	820	26,699
	Kennametal, Inc.	2,000	38,360
	LB Foster Co., Class A (a)	327	9,833

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (CONTINUED)
Machinery — (continued)
	Navistar International Corp. (a)	5,331	232,432
	Nordson Corp.	688	26,598
	PACCAR, Inc.	2,600	84,526
	Pall Corp.	1,280	33,997
	Parker Hannifin Corp.	6,700	287,832
	Robbins & Myers, Inc.	700	13,475
	SPX Corp.	5,300	259,541
	Wabtec Corp.	1,718	55,268
Machinery Total			2,051,015
Marine — 0.0%
	Alexander & Baldwin, Inc.	1,200	28,128
	Genco Shipping & Trading Ltd.	1,946	42,267
	Kirby Corp. (a)	760	24,161
Marine Total			94,556
Professional Services — 0.2%
	CDI Corp.	1,101	12,276
	Dun & Bradstreet Corp.	3,155	256,218
	Exponent, Inc. (a)	740	18,138
	Kforce, Inc. (a)	1,029	8,510
	Korn/Ferry International (a)	1,130	12,023
	LECG Corp. (a)	2,013	6,562
	Monster Worldwide, Inc. (a)	2,225	26,277
	MPS Group, Inc. (a)	3,490	26,664
	Teleperformance	3,126	95,225
Professional Services Total			461,893
Road & Rail — 0.3%
	Arkansas Best Corp.	560	14,756
	Canadian Pacific Railway Ltd.	1,000	39,800
	Genesee & Wyoming, Inc., Class A (a)	452	11,982
	Heartland Express, Inc.	990	14,573
	Landstar System, Inc.	1,260	45,246
	Old Dominion Freight Line, Inc. (a)	1,670	56,062
	Ryder System, Inc.	5,440	151,885
	Union Pacific Corp.	4,600	239,476
	Werner Enterprises, Inc.	2,030	36,784
Road & Rail Total			610,564
Trading Companies & Distributors — 0.3%
	Beacon Roofing Supply, Inc. (a)	1,930	27,908
	Fastenal Co.	1,050	34,828

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (CONTINUED)
Trading Companies & Distributors — (continued)
	Kaman Corp.	893	14,913
	W.W. Grainger, Inc.	5,100	417,588
	Watsco, Inc.	329	16,098
Trading Companies & Distributors Total			511,335
INDUSTRIALS TOTAL			12,161,872
INFORMATION TECHNOLOGY — 9.2%
Communications Equipment — 1.3%
	3Com Corp. (a)	5,590	26,329
	ADC Telecommunications, Inc. (a)	1,560	12,418
	Airvana, Inc. (a)	602	3,835
	Anaren, Inc. (a)	1,082	19,130
	Arris Group, Inc. (a)	2,643	32,139
	Avocent Corp. (a)	870	12,145
	Bel Fuse, Inc., Class B	429	6,881
	Black Box Corp.	641	21,454
	Brocade Communications Systems, Inc. (a)	2,800	21,896
	Cisco Systems, Inc. (a)	42,695	795,835
	CommScope, Inc. (a)	12,098	317,693
	Comtech Telecommunications Corp. (a)	1,085	34,590
	Digi International, Inc. (a)	1,808	17,628
	Motorola, Inc.	6,170	40,907
	Palm, Inc. (a)	1,000	16,570
	Plantronics, Inc.	850	16,074
	Polycom, Inc. (a)	2,924	59,269
	QUALCOMM, Inc.	21,900	989,880
	Riverbed Technology, Inc. (a)	1,135	26,321
	Symmetricom, Inc. (a)	2,130	12,290
	Tandberg ASA	1,940	32,751
	Tekelec (a)	800	13,464
	Tellabs, Inc. (a)	3,040	17,419
Communications Equipment Total			2,546,918
Computers & Peripherals — 2.2%
	Adaptec, Inc. (a)	1,747	4,630
	Apple, Inc. (a)	8,350	1,189,290
	Diebold, Inc.	2,100	55,356
	Electronics for Imaging, Inc. (a)	1,360	14,498
	EMC Corp. (a)	82,700	1,083,370
	Hewlett-Packard Co.	23,220	897,453
	International Business Machines Corp.	10,950	1,143,399

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (CONTINUED)
Computers & Peripherals — (continued)
NCR Corp. (a)	7,820	92,511
NetApp, Inc. (a)	1,420	28,002
QLogic Corp. (a)	1,140	14,455
SanDisk Corp. (a)	2,790	40,985
Computers & Peripherals Total		4,563,949
Electronic Equipment, Instruments & Components — 0.5%
Agilent Technologies, Inc. (a)	1,500	30,465
Anixter International, Inc. (a)	540	20,299
Arrow Electronics, Inc. (a)	2,600	55,224
AU Optronics Corp., ADR	2,490	24,103
Benchmark Electronics, Inc. (a)	1,930	27,792
Brightpoint, Inc. (a)	13,000	81,510
Corning, Inc.	32,200	517,132
CPI International, Inc. (a)	1,253	10,889
CTS Corp.	1,510	9,890
Electro Scientific Industries, Inc. (a)	1,200	13,416
FUJIFILM Holdings Corp.	5,700	179,826
LG Display Co., Ltd., ADR	3,620	45,214
Littelfuse, Inc. (a)	630	12,575
Methode Electronics, Inc.	384	2,696
MTS Systems Corp.	690	14,248
NAM TAI Electronics, Inc.	2,781	11,847
Plexus Corp. (a)	415	8,491
TTM Technologies, Inc. (a)	3,590	28,576
Electronic Equipment, Instruments & Components Total		1,094,193
Internet Software & Services — 0.9%
Akamai Technologies, Inc. (a)	1,000	19,180
comScore, Inc. (a)	2,010	26,773
Digital River, Inc. (a)	1,310	47,579
Equinix, Inc. (a)	4,304	313,073
Google, Inc., Class A (a)	2,497	1,052,710
InfoSpace, Inc. (a)	1,430	9,481
Sohu.com, Inc. (a)	620	38,955
Switch & Data Facilities Co., Inc. (a)	2,330	27,331
ValueClick, Inc. (a)	2,680	28,194
VeriSign, Inc. (a)	2,810	51,929
VistaPrint Ltd. (a)	460	19,619

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (CONTINUED)
Internet Software & Services — (continued)
	Yahoo! Japan Corp.	374	118,857
Internet Software & Services Total			1,753,681
IT Services — 0.5%
	Acxiom Corp.	1,100	9,713
	Alliance Data Systems Corp. (a)	850	35,011
	CACI International, Inc., Class A (a)	1,184	50,569
	Cap Gemini SA	4,151	153,322
	Cognizant Technology Solutions Corp., Class A (a)	1,090	29,103
	CSG Systems International, Inc. (a)	1,001	13,253
	Cybersource Corp. (a)	1,200	18,360
	Hewitt Associates, Inc., Class A (a)	930	27,695
	MasterCard, Inc., Class A	220	36,808
	MAXIMUS, Inc.	450	18,563
	Paychex, Inc.	770	19,404
	Redecard SA	8,000	123,093
	Syntel, Inc.	1,140	35,842
	TeleTech Holdings, Inc. (a)	4,034	61,115
	Visa, Inc., Class A	4,000	249,040
	Wright Express Corp. (a)	820	20,885
IT Services Total			901,776
Office Electronics — 0.1%
	Canon, Inc.	7,400	240,847
Office Electronics Total			240,847
Semiconductors & Semiconductor Equipment — 1.7%
	Actel Corp. (a)	935	10,033
	Altera Corp.	1,410	22,955
	Analog Devices, Inc.	2,509	62,173
	Atheros Communications, Inc. (a)	1,090	20,972
	ATMI, Inc. (a)	520	8,076
	Broadcom Corp., Class A (a)	10,030	248,644
	Cabot Microelectronics Corp. (a)	1,010	28,573
	Cavium Networks, Inc. (a)	2,330	39,167
	Cirrus Logic, Inc. (a)	2,500	11,250
	Fairchild Semiconductor International, Inc. (a)	2,610	18,244
	Hittite Microwave Corp. (a)	600	20,850
	Integrated Device Technology, Inc. (a)	4,310	26,032
	Intel Corp.	48,400	801,020
	International Rectifier Corp. (a)	1,380	20,438

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (CONTINUED)
Semiconductors & Semiconductor Equipment — (continued)
Intersil Corp., Class A	15,075	189,493
IXYS Corp.	2,070	20,948
KLA-Tencor Corp.	7,400	186,850
Kulicke & Soffa Industries, Inc. (a)	3,127	10,726
Lam Research Corp. (a)	3,417	88,842
Marvell Technology Group Ltd. (a)	30,616	356,370
Maxim Integrated Products, Inc.	17,150	269,083
MEMC Electronic Materials, Inc. (a)	2,390	42,566
MKS Instruments, Inc. (a)	933	12,306
Monolithic Power Systems, Inc. (a)	1,511	33,862
NVIDIA Corp. (a)	2,370	26,757
OmniVision Technologies, Inc. (a)	1,465	15,221
ON Semiconductor Corp. (a)	3,870	26,548
Skyworks Solutions, Inc. (a)	3,460	33,839
Texas Instruments, Inc.	32,900	700,770
United Microelectronics Corp., ADR	44,552	117,617
Verigy Ltd. (a)	3,553	43,240
Zoran Corp. (a)	1,275	13,897
Semiconductors & Semiconductor Equipment Total		3,527,362
Software — 2.0%
Activision Blizzard, Inc. (a)	20,822	262,982
Adobe Systems, Inc. (a)	11,240	318,092
ANSYS, Inc. (a)	1,079	33,622
Autodesk, Inc. (a)	1,080	20,498
BMC Software, Inc. (a)	8,440	285,188
Cadence Design Systems, Inc. (a)	6,370	37,583
Citrix Systems, Inc. (a)	1,400	44,646
Concur Technologies, Inc. (a)	964	29,961
Electronic Arts, Inc. (a)	2,310	50,173
Informatica Corp. (a)	1,778	30,564
Intuit, Inc. (a)	1,400	39,424
Jack Henry & Associates, Inc.	460	9,545
McAfee, Inc. (a)	1,280	54,003
Mentor Graphics Corp. (a)	2,311	12,641
Microsoft Corp.	60,580	1,439,987
MSC.Software Corp. (a)	2,050	13,653
Net 1 UEPS Technologies, Inc. (a)	2,176	29,572
Nintendo Co., Ltd.	600	165,122

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (CONTINUED)
Software — (continued)
	Oracle Corp.	29,600	634,032
	Parametric Technology Corp. (a)	1,040	12,158
	Progress Software Corp. (a)	460	9,738
	Salesforce.com, Inc. (a)	920	35,116
	Solera Holdings, Inc. (a)	1,020	25,908
	Symantec Corp. (a)	18,620	289,727
	Synopsys, Inc. (a)	1,500	29,265
	THQ, Inc. (a)	3,610	25,848
	Websense, Inc. (a)	2,691	48,007
Software Total			3,987,055
INFORMATION TECHNOLOGY TOTAL			18,615,781
MATERIALS — 2.9%
Chemicals — 1.2%
	Air Products & Chemicals, Inc.	1,100	71,049
	Albemarle Corp.	1,725	44,108
	BASF SE	6,783	270,549
	Calgon Carbon Corp. (a)	521	7,237
	Celanese Corp., Series A	18,550	440,562
	CF Industries Holdings, Inc.	940	69,692
	Clariant AG, Registered Shares (a)	17,081	107,879
	Cytec Industries, Inc.	890	16,572
	Ecolab, Inc.	790	30,802
	H.B. Fuller Co.	1,630	30,595
	Koppers Holdings, Inc.	1,020	26,897
	Monsanto Co.	6,440	478,750
	OM Group, Inc. (a)	940	27,279
	Potash Corp. of Saskatchewan, Inc.	4,290	399,185
	PPG Industries, Inc.	1,400	61,460
	Praxair, Inc.	2,450	174,122
	Solutia, Inc. (a)	3,590	20,678
	Syngenta AG, Registered Shares	533	123,770
Chemicals Total			2,401,186
Construction Materials — 0.1%
	Ciments Francais SA	1,409	119,606
	Eagle Materials, Inc.	472	11,913
Construction Materials Total			131,519
Containers & Packaging — 0.3%
	Crown Holdings, Inc. (a)	2,000	48,280
	Greif, Inc., Class A	1,682	74,378
	Greif, Inc., Class B	981	39,485

	Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (CONTINUED)
Containers & Packaging — (continued)
Owens-Illinois, Inc. (a)	11,150	312,312
Packaging Corp. of America	4,682	75,848
Toyo Seikan Kaisha Ltd.	7,300	153,846
Containers & Packaging Total		704,149
Metals & Mining — 1.1%
Agnico-Eagle Mines Ltd.	860	45,133
Allegheny Technologies, Inc.	800	27,944
Anglo American PLC	5,683	165,834
BHP Billiton PLC	16,774	378,891
BlueScope Steel Ltd.	42,177	85,310
Carpenter Technology Corp.	630	13,110
Cliffs Natural Resources, Inc.	2,820	69,005
Compass Minerals International, Inc.	250	13,728
Harry Winston Diamond Corp.	2,877	17,147
Haynes International, Inc. (a)	637	15,097
Nucor Corp.	10,200	453,186
Olympic Steel, Inc.	789	19,307
RTI International Metals, Inc. (a)	1,140	20,144
Salzgitter AG	1,864	163,881
Steel Dynamics, Inc.	15,830	233,176
Tokyo Steel Manufacturing Co., Ltd.	13,800	167,294
Walter Energy, Inc.	1,520	55,085
Yamato Kogyo Co., Ltd.	6,700	196,408
Metals & Mining Total		2,139,680
Paper & Forest Products — 0.2%
Clearwater Paper Corp. (a)	1,300	32,877
Weyerhaeuser Co.	14,300	435,149
Paper & Forest Products Total		468,026
MATERIALS TOTAL		5,844,560
TELECOMMUNICATION SERVICES — 1.6%
Diversified Telecommunication Services — 1.3%
AT&T, Inc.	42,352	1,052,024
BCE, Inc.	6,700	138,245
Bezeq Israeli Telecommunication Corp., Ltd.	108,212	199,678
France Telecom SA	9,149	207,867
Neutral Tandem, Inc. (a)	690	20,369
Nippon Telegraph & Telephone Corp.	5,400	219,715
NTELOS Holdings Corp.	1,480	27,262

	Shares	Value ($)
Common Stocks — (continued)
TELECOMMUNICATION SERVICES — (CONTINUED)
Diversified Telecommunication Services — (continued)
Telefonica O2 Czech Republic AS	9,535	217,162
Telekomunikacja Polska SA	23,662	114,668
Verizon Communications, Inc.	15,585	478,927
Warwick Valley Telephone Co.	1,153	13,259
Diversified Telecommunication Services Total		2,689,176
Wireless Telecommunication Services — 0.3%
American Tower Corp., Class A (a)	8,934	281,689
Leap Wireless International, Inc. (a)	750	24,697
Millicom International Cellular SA (a)	430	24,192
NII Holdings, Inc. (a)	1,530	29,177
SBA Communications Corp., Class A (a)	2,790	68,467
Syniverse Holdings, Inc. (a)	3,584	57,451
Vodafone Group PLC	44,343	85,714
Wireless Telecommunication Services Total		571,387
TELECOMMUNICATION SERVICES TOTAL		3,260,563
UTILITIES — 2.4%
Electric Utilities — 0.9%
ALLETE, Inc.	800	23,000
American Electric Power Co., Inc.	1,200	34,668
El Paso Electric Co. (a)	1,250	17,450
Enel SpA	22,689	110,533
Entergy Corp.	475	36,822
Exelon Corp.	6,400	327,744
FPL Group, Inc.	15,950	906,917
Great Plains Energy, Inc.	880	13,684
Hawaiian Electric Industries, Inc.	520	9,911
Iberdrola SA	22,585	183,677
Maine & Maritimes Corp.	249	8,653
MGE Energy, Inc.	750	25,163
Northeast Utilities	9,024	201,325
PPL Corp.	1,040	34,278
UIL Holdings Corp.	790	17,736
Electric Utilities Total		1,951,561
Gas Utilities — 0.1%
Gas Natural SDG SA	5,011	91,269
Questar Corp.	1,170	36,340
Gas Utilities Total		127,609

	Shares	Value ($)
Common Stocks — (continued)
UTILITIES — (CONTINUED)
Independent Power Producers & Energy Traders — 0.5%
AES Corp. (a)	51,565	598,670
Black Hills Corp.	1,390	31,956
Drax Group PLC	19,937	144,305
International Power PLC	42,804	168,053
Independent Power Producers & Energy Traders Total		942,984
Multi-Utilities — 0.9%
AGL Energy Ltd.	14,610	157,555
Avista Corp.	1,520	27,071
CH Energy Group, Inc.	400	18,680
NorthWestern Corp.	1,040	23,670
PG&E Corp.	14,658	563,454
Public Service Enterprise Group, Inc.	7,680	250,598
RWE AG	2,720	214,729
Sempra Energy	2,350	116,631
United Utilities Group PLC	17,231	141,132
Wisconsin Energy Corp.	6,600	268,686
Xcel Energy, Inc.	5,150	94,812
Multi-Utilities Total		1,877,018
UTILITIES TOTAL		4,899,172
Total Common Stocks (cost of $108,397,505)		111,072,198

	Par ($)
Mortgage-Backed Securities — 14.2%
Federal Home Loan Mortgage Corp.
4.500% 02/01/39	734,053	731,710
4.500% 04/01/39	847,745	844,955
5.000% 06/01/36	639,339	651,701
5.000% 02/01/38	814,497	829,564
5.000% 05/01/39	739,999	753,614
5.500% 04/01/21	1,680,137	1,759,838
5.500% 12/01/37	923,539	954,699
5.500% 07/01/38	825,316	853,116
5.500% 01/01/39	588,416	608,237
6.000% 12/01/37	1,642,072	1,715,741
6.500% 02/01/11	10,476	10,812
6.500% 04/01/11	20,722	21,800
6.500% 05/01/11	18,324	19,396
6.500% 10/01/11	10,511	11,045

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	6.500% 07/01/16	10,451	11,053
	6.500% 04/01/26	25,491	27,395
	6.500% 06/01/26	31,531	33,887
	6.500% 02/01/27	158,363	170,219
	6.500% 09/01/28	58,710	63,114
	6.500% 06/01/31	36,932	39,634
	6.500% 07/01/31	13,183	14,155
	6.500% 10/01/36	882,192	938,725
	6.500% 01/01/38	740,556	787,855
	7.000% 07/01/28	40,848	44,414
	7.000% 04/01/29	24,139	26,246
	7.000% 01/01/30	11,514	12,508
	7.000% 06/01/31	7,432	8,054
	7.000% 08/01/31	88,210	95,589
	7.500% 08/01/15	481	513
	7.500% 01/01/30	69,767	75,577
	8.000% 09/01/15	22,498	24,092
Federal National Mortgage Association
	4.000% 12/25/20	1,192,523	1,225,635
	5.000% 05/01/37	751,712	766,599
	5.000% 01/01/38	1,010,129	1,030,134
	5.500% 11/01/21	308,384	323,399
	5.500% 11/01/36	2,955,099	3,056,652
	5.500% 06/01/38	1,640,073	1,695,317
	6.000% 07/01/35	282,314	296,170
	6.000% 09/01/36	692,428	725,332
	6.000% 07/01/37	1,016,598	1,063,954
	6.000% 06/01/38	1,664,486	1,741,667
	6.000% 03/01/39	611,753	640,250
	6.500% 03/01/11	3,054	3,237
	6.500% 03/01/38	946,472	1,009,342
	7.000% 03/01/15	42,138	44,477
	7.000% 07/01/16	8,604	9,144
	7.000% 02/01/31	18,225	19,971
	7.000% 07/01/31	80,450	88,137
	7.000% 07/01/32	5,327	5,831
	7.500% 06/01/15	11,744	12,480
	7.500% 08/01/15	32,864	34,924
	7.500% 09/01/15	12,380	13,156
	7.500% 02/01/31	20,142	21,990
	7.500% 08/01/31	19,854	21,673
	8.000% 12/01/29	23,111	25,266

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	8.000% 04/01/30	28,959	31,598
	8.000% 05/01/30	2,750	3,001
	8.000% 07/01/31	28,997	31,603
Government National Mortgage Association
	5.000% 04/15/39	1,995,429	2,038,767
	6.000% 04/15/13	3,777	4,037
	6.500% 05/15/13	8,488	9,072
	6.500% 06/15/13	3,341	3,571
	6.500% 08/15/13	6,916	7,392
	6.500% 11/15/13	19,421	20,757
	6.500% 07/15/14	17,775	18,989
	6.500% 01/15/29	6,345	6,849
	6.500% 03/15/29	62,045	66,973
	6.500% 04/15/29	115,803	124,998
	6.500% 05/15/29	100,133	108,085
	6.500% 07/15/31	45,976	49,526
	7.000% 11/15/13	121,626	129,938
	7.000% 05/15/29	19,218	20,993
	7.000% 09/15/29	27,722	30,282
	7.000% 06/15/31	22,363	24,440
	7.500% 06/15/23	805	884
	7.500% 01/15/26	19,265	21,117
	7.500% 09/15/29	32,396	35,561
	8.000% 07/15/25	9,278	10,253
	8.500% 12/15/30	3,078	3,439
	9.000% 12/15/17	20,632	22,348

	Total Mortgage-Backed Securities (cost of $28,055,365)		28,838,468
Corporate Fixed-Income Bonds & Notes — 13.3%
BASIC MATERIALS — 0.7%
Chemicals — 0.2%
EI Du Pont de Nemours & Co.
	5.000% 07/15/13	100,000	105,163
Huntsman International LLC
	7.875% 11/15/14	545,000	431,912
Chemicals Total			537,075
Forest Products & Paper — 0.2%
Georgia-Pacific Corp.
	8.000% 01/15/24	455,000	386,750
Forest Products & Paper Total			386,750

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
BASIC MATERIALS — (CONTINUED)
Iron/Steel — 0.1%
Nucor Corp.
	5.850% 06/01/18	215,000	222,985
Iron/Steel Total			222,985
Metals & Mining — 0.2%
Freeport-McMoRan Copper & Gold, Inc.
	8.375% 04/01/17	365,000	367,738
Metals & Mining Total			367,738
BASIC MATERIALS TOTAL			1,514,548
COMMUNICATIONS — 2.3%
Media — 0.7%
Cablevision Systems Corp.
	8.000% 04/15/12	380,000	376,200
Comcast Corp.
	7.050% 03/15/33	275,000	292,670
DirecTV Holdings LLC
	6.375% 06/15/15	410,000	379,250
News America, Inc.
	6.550% 03/15/33	275,000	246,133
Viacom, Inc.
	6.125% 10/05/17	110,000	106,901
Media Total			1,401,154
Telecommunication Services — 1.6%
AT&T, Inc.
	5.100% 09/15/14	275,000	285,667
British Telecommunications PLC
	5.150% 01/15/13	225,000	224,224
Cricket Communications, Inc.
	9.375% 11/01/14	390,000	384,150
Intelsat Corp.
	9.250% 06/15/16(b)	400,000	383,000
Lucent Technologies, Inc.
	6.450% 03/15/29	955,000	541,962
New Cingular Wireless Services, Inc.
	8.750% 03/01/31	175,000	213,292
Qwest Communications International, Inc.
	7.500% 02/15/14	420,000	383,250
Telefonica Emisiones SAU
	5.984% 06/20/11	225,000	236,906
Verizon Wireless Capital LLC
	5.550% 02/01/14(b)	290,000	307,872

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (CONTINUED)
Telecommunication Services — (continued)
Vodafone Group PLC
	5.750% 03/15/16	250,000	256,657
Telecommunication Services Total			3,216,980
COMMUNICATIONS TOTAL			4,618,134
CONSUMER CYCLICAL — 0.5%
Apparel — 0.2%
Levi Strauss & Co.
	9.750% 01/15/15	385,000	378,263
Apparel Total			378,263
Retail — 0.3%
CVS Caremark Corp.
	5.750% 06/01/17	275,000	276,421
Wal-Mart Stores, Inc.
	5.800% 02/15/18	250,000	272,336
Retail Total			548,757
CONSUMER CYCLICAL TOTAL			927,020
CONSUMER NON-CYCLICAL — 0.8%
Beverages — 0.2%
Bottling Group LLC
	6.950% 03/15/14	200,000	228,116
Miller Brewing Co.
	5.500% 08/15/13(b)	250,000	247,186
Beverages Total			475,302
Food — 0.1%
Campbell Soup Co.
	4.500% 02/15/19	115,000	113,057
ConAgra Foods, Inc.
	6.750% 09/15/11	16,000	17,110
Food Total			130,167
Healthcare Services — 0.1%
HCA, Inc.
	PIK,
	9.625% 11/15/16	205,000	202,950
Healthcare Services Total			202,950
Pharmaceuticals — 0.4%
Express Scripts, Inc.
	5.250% 06/15/12	200,000	206,631
Omnicare, Inc.
	6.875% 12/15/15	400,000	361,000

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (CONTINUED)
Pharmaceuticals — (continued)
Wyeth
	5.500% 02/01/14	280,000	299,665
Pharmaceuticals Total			867,296
CONSUMER NON-CYCLICAL TOTAL			1,675,715
ENERGY — 1.6%
Oil & Gas — 0.8%
Canadian Natural Resources Ltd.
	5.700% 05/15/17	250,000	252,803
Chesapeake Energy Corp.
	6.375% 06/15/15	495,000	440,550
Chevron Corp.
	4.950% 03/03/19	225,000	232,491
KCS Energy, Inc.
	7.125% 04/01/12	405,000	381,712
Nexen, Inc.
	5.875% 03/10/35	260,000	222,779
Talisman Energy, Inc.
	6.250% 02/01/38	255,000	229,671
Oil & Gas Total			1,760,006
Oil & Gas Services — 0.2%
Halliburton Co.
	5.900% 09/15/18	200,000	213,574
Weatherford International Ltd.
	5.150% 03/15/13	190,000	189,499
Oil & Gas Services Total			403,073
Pipelines — 0.6%
El Paso Corp.
	6.875% 06/15/14	245,000	228,645
Enterprise Products Operating LLC
	4.600% 08/01/12	190,000	191,299
MarkWest Energy Partners LP
	8.500% 07/15/16	450,000	387,000
Plains All American Pipeline LP/PAA Finance Corp.
	6.650% 01/15/37	150,000	139,163

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (CONTINUED)
Pipelines — (continued)
TransCanada Pipelines Ltd.
	6.350% 05/15/67(c)	320,000	222,400
Pipelines Total			1,168,507
ENERGY TOTAL			3,331,586
FINANCIALS — 5.0%
Banks — 3.1%
ANZ National International Ltd.
	6.200% 07/19/13(b)	350,000	360,560
Bank of New York Mellon Corp.
	5.125% 08/27/13	350,000	368,408
Capital One Financial Corp.
	5.500% 06/01/15	450,000	416,025
Citicorp Lease Pass-Through Trust
	8.040% 12/15/19(b)	750,000	682,031
Citigroup Funding, Inc.
	2.000% 03/30/12(d)	800,000	801,810
Credit Suisse/New York NY
	6.000% 02/15/18	300,000	299,498
Deutsche Bank AG
	4.875% 05/20/13	300,000	307,942
Goldman Sachs Group, Inc.
	6.345% 02/15/34	290,000	233,960
HSBC Capital Funding LP
	9.547% 12/31/49(b)(c)	450,000	419,646
JPMorgan Chase & Co.
	6.000% 01/15/18	450,000	447,033
Keycorp
	6.500% 05/14/13	255,000	254,062
Merrill Lynch & Co., Inc.
	6.050% 08/15/12(e)	350,000	350,925
Morgan Stanley
	6.750% 04/15/11	150,000	157,135
Northern Trust Corp.
	4.625% 05/01/14	360,000	369,939
U.S. Bank N.A.
	6.300% 02/04/14	350,000	380,125
Wachovia Corp.
	4.875% 02/15/14	375,000	366,257
Banks Total			6,215,356

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (CONTINUED)
Diversified Financial Services — 0.9%
AGFC Capital Trust I
	6.000% 01/15/67(b)(c)	350,000	73,500
Ameriprise Financial, Inc.
	7.300% 06/28/19	230,000	235,361
CDX North America High Yield
	8.875% 06/29/13(b)	352,000	320,320
General Electric Capital Corp.
	2.250% 03/12/12(d)	800,000	807,079
	5.000% 01/08/16	430,000	422,677
Lehman Brothers Holdings, Inc.
	5.750% 07/18/11(f)(g)	350,000	56,000
Diversified Financial Services Total			1,914,937
Insurance — 0.5%
Chubb Corp.
	5.750% 05/15/18	150,000	155,585
Lincoln National Corp.
	8.750% 07/01/19	225,000	226,906
MetLife, Inc.
	6.817% 08/15/18	225,000	226,600
Principal Life Income Funding Trusts
	5.300% 04/24/13	300,000	299,311
UnitedHealth Group, Inc.
	5.250% 03/15/11	200,000	206,407
Insurance Total			1,114,809
Real Estate Investment Trusts (REITs) — 0.5%
Health Care Property Investors, Inc.
	6.450% 06/25/12	250,000	243,304
Host Marriott Corp.
	6.750% 06/01/16	440,000	381,700
Simon Property Group LP
	5.750% 12/01/15	375,000	345,368
Real Estate Investment Trusts (REITs) Total			970,372
FINANCIALS TOTAL			10,215,474
INDUSTRIALS — 0.8%
Aerospace & Defense — 0.3%
BE Aerospace, Inc.
	8.500% 07/01/18	410,000	386,425
United Technologies Corp.
	5.375% 12/15/17	250,000	264,758
Aerospace & Defense Total			651,183

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (CONTINUED)
Miscellaneous Manufacturing — 0.2%
Bombardier, Inc.
	6.300% 05/01/14(b)	495,000	433,125
Miscellaneous Manufacturing Total			433,125
Transportation — 0.3%
Burlington Northern Santa Fe Corp.
	6.200% 08/15/36	175,000	178,228
Norfolk Southern Corp.
	5.750% 04/01/18	200,000	204,491
Union Pacific Corp.
	6.650% 01/15/11	200,000	209,890
Transportation Total			592,609
INDUSTRIALS TOTAL			1,676,917
TECHNOLOGY — 0.3%
Networking Equipment — 0.2%
Cisco Systems, Inc.
	4.950% 02/15/19	295,000	294,985
Networking Equipment Total			294,985
Software — 0.1%
Oracle Corp.
	6.500% 04/15/38	190,000	202,378
Software Total			202,378
TECHNOLOGY TOTAL			497,363
UTILITIES — 1.3%
Electric — 1.1%
Commonwealth Edison Co.
	5.950% 08/15/16	200,000	207,952
Consolidated Edison Co. of New York
	5.850% 04/01/18	230,000	241,670
Indiana Michigan Power Co.
	5.650% 12/01/15	350,000	345,899
Pacific Gas & Electric Co.
	5.800% 03/01/37	300,000	301,499
Progress Energy, Inc.
	7.750% 03/01/31	200,000	234,968
Southern California Edison Co.
	5.000% 01/15/14	300,000	315,369
Texas Competitive Electric Holdings Co., LLC
	PIK,

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (CONTINUED)
Electric — (continued)
	10.500% 11/01/16	1,087,937	500,451
Electric Total			2,147,808
Gas — 0.2%
Atmos Energy Corp.
	6.350% 06/15/17	225,000	228,898
Sempra Energy
	6.500% 06/01/16	230,000	240,084
Gas Total			468,982
UTILITIES TOTAL			2,616,790

	Total Corporate Fixed-Income Bonds & Notes (cost of $27,529,094)		27,073,547
Government & Agency Obligations — 6.2%
FOREIGN GOVERNMENT OBLIGATIONS — 0.6%
Province of Ontario
	5.450% 04/27/16	400,000	426,875
Province of Quebec
	4.625% 05/14/18	435,000	430,432
United Mexican States
	7.500% 04/08/33	425,000	466,438
FOREIGN GOVERNMENT OBLIGATIONS TOTAL			1,323,745
U.S. GOVERNMENT AGENCIES — 1.0%
Federal Home Loan Bank
	5.500% 08/13/14	515,000	574,949
Federal Home Loan Mortgage Corp.
	3.125% 10/25/10(h)	25,000	25,776
	5.500% 08/23/17	650,000	731,128
	6.625% 09/15/09	650,000	658,521
Federal National Mortgage Association
	5.375% 08/15/09	60,000	60,378
U.S. GOVERNMENT AGENCIES TOTAL			2,050,752
U.S. GOVERNMENT OBLIGATIONS — 4.6%
U.S. Treasury Bonds
	5.375% 02/15/31	4,420,000	5,073,329
U.S. Treasury Inflation Indexed Bond
	3.500% 01/15/11	1,347,610	1,406,147
U.S. Treasury Notes
	0.875% 04/30/11	1,245,000	1,241,352

		Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. GOVERNMENT OBLIGATIONS — (CONTINUED)
	2.250% 05/31/14	1,600,000	1,578,496
TOTAL U.S. GOVERNMENT OBLIGATIONS			9,299,324

	Total Government & Agency Obligations (cost of $12,329,998)		12,673,821
Commercial Mortgage-Backed Securities — 3.3%
Bear Stearns Commercial Mortgage Securities
	5.742% 09/11/42	1,000,000	825,204
Citigroup/Deutsche Bank Commercial Mortgage Trust
	5.366% 12/11/49	420,000	195,451
Commercial Mortgage Pass Through Certificates
	5.234% 07/10/37(c)	980,000	882,207
CS First Boston Mortgage Securities Corp.
	4.577% 04/15/37	1,586,000	1,551,997
JPMorgan Chase Commercial Mortgage Securities Corp.
	4.780% 07/15/42	310,000	210,615
	5.440% 06/12/47	1,020,000	768,066
	5.447% 06/12/47	509,000	371,713
	5.525% 04/15/43	1,457,000	846,451
Morgan Stanley Capital I
	5.809% 12/12/49	1,500,000	1,142,975

	Total Commercial Mortgage-Backed Securities (cost of $8,442,868)		6,794,679
Collateralized Mortgage Obligations — 2.1%
AGENCY — 0.6%
Federal Home Loan Mortgage Corp.
	6.000% 02/15/28	652,181	676,664
Federal National Mortgage Association
	5.000% 12/25/15	561,233	571,823
AGENCY TOTAL			1,248,487
NON - AGENCY — 1.5%
American Mortgage Trust
	8.445% 09/27/22(c)	6,845	4,152
Bear Stearns Adjustable Rate Mortgage Trust
	5.507% 02/25/47(c)	919,030	480,000

		Par ($)	Value ($)
Collateralized Mortgage Obligations — (continued)
NON - AGENCY — (CONTINUED)
Countrywide Alternative Loan Trust
	5.250% 08/25/35	323,597	266,137
	5.500% 10/25/35	624,970	464,133
JPMorgan Mortgage Trust
	6.041% 10/25/36(c)	643,641	505,467
Lehman Mortgage Trust
	6.500% 01/25/38	738,679	528,040
WaMu Mortgage Pass-Through Certificates
	5.687% 02/25/37(c)	1,492,673	833,078
NON-AGENCY TOTAL			3,081,007

	Total Collateralized Mortgage Obligations (cost of $6,013,568)		4,329,494
Asset-Backed Securities — 1.5%
Citicorp Residential Mortgage Securities, Inc.
	6.080% 06/25/37	490,000	410,061
Ford Credit Auto Owner Trust
	5.470% 06/15/12	761,000	794,578
Franklin Auto Trust
	5.360% 05/20/16	989,000	977,479
Green Tree Financial Corp.
	6.870% 01/15/29	121,606	109,880
Harley-Davidson Motorcycle Trust
	5.350% 03/15/13	805,850	829,442

	Total Asset-Backed Securities (cost of $3,166,012)		3,121,440

		Shares	Value ($)
Convertible Preferred Stocks — 0.3%
CONSUMER DISCRETIONARY — 0.0%
Auto Components — 0.0%
	Johnson Controls, Inc., 11.500%	500	54,105
Auto Components Total			54,105
CONSUMER DISCRETIONARY TOTAL			54,105
HEALTH CARE — 0.1%
Pharmaceuticals — 0.1%
	Schering-Plough Corp., 6.000%	800	181,360
Pharmaceuticals Total			181,360
HEALTH CARE TOTAL			181,360
MATERIALS — 0.2%
Metals & Mining — 0.2%
	Freeport-McMoRan Copper & Gold, Inc., 6.750%	4,350	345,520
Metals & Mining Total			345,520
MATERIALS TOTAL			345,520

	Total Convertible Preferred Stocks (cost of $416,768)		580,985
Investment Companies — 0.2%
	iShares MSCI Brazil Index Fund	1,545	81,839
	iShares MSCI EAFE Index Fund	8,990	411,832

	Total Investment Companies (cost of $520,246)		493,671
Preferred Stock — 0.1%
UTILITIES — 0.1%
Electric Utilities — 0.1%
	Cia Energetica de Minas Gerais	7,325	98,502
Electric Utilities Total			98,502
UTILITIES TOTAL			98,502

	Total Preferred Stock (cost of $129,271)		98,502

		Par ($)
Convertible Bond — 0.0%
FINANCIALS — 0.0%
Real Estate Investment Trusts (REITs) — 0.0%
Vornado Realty Trust
	3.625% 11/15/26	18,000	16,290
Real Estate Investment Trusts (REITs) Total			16,290
FINANCIALS TOTAL			16,290

	Total Convertible Bond (cost of $14,260)		16,290

		Shares	Value ($)
Rights — 0.0%
FINANCIALS — 0.0%
Fortis
	Expires 07/04/14 (a)(f)	8,439	—
FINANCIALS TOTAL			—

	Total Rights (cost of $—)		—

		Par ($)
Short-Term Obligation — 3.5%
	Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/09, due 07/01/09 at 0.030%, collateralized by U.S. Government Agency obligations with various maturities to 04/26/17, market value $7,266,061 (repurchase proceeds $7,108,006)	7,108,000	7,108,000

	Total Short-Term Obligation (cost of $7,108,000)		7,108,000

	Total Investments — 99.3% (cost of $202,122,955)(i)(j)		202,201,095

	Other Assets & Liabilities, Net — 0.7%		1,342,111

	Net Assets — 100.0%		203,543,206

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange-traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Written options are valued at the last reported sale price, or in the absence of a sale, at the last quoted ask price.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

The Fund has implemented Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), which establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2009, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary
Auto Components	$56,920	$—	$—	$56,920
Automobiles	—	438,599	—	438,599
Distributors	63,960	—	—	63,960
Diversified Consumer Services	395,964	227,810	—	623,774
Hotels, Restaurants & Leisure	2,088,889	350,873	—	2,439,762
Household Durables	282,266	—	—	282,266
Internet & Catalog Retail	369,013	—	—	369,013
Leisure Equipment & Products	107,018	—	—	107,018
Media	634,621	374,196	—	1,008,817
Multiline Retail	1,878,835	—	—	1,878,835
Specialty Retail	2,633,598	530,641	—	3,164,239
Textiles, Apparel & Luxury Goods	696,806	—	—	696,806
Consumer Discretionary Total	9,207,890	1,922,119	—	11,130,009
Consumer Staples
Beverages	1,676,158	—	—	1,676,158
Food & Staples Retailing	1,823,356	467,788	—	2,291,144
Food Products	653,199	879,367	—	1,532,566
Household Products	1,579,147	145,046	—	1,724,193
Personal Products	1,153,695	—	—	1,153,695
Tobacco	1,362,078	268,058	—	1,630,136
Consumer Staples Total	8,247,633	1,760,259	—	10,007,892
Energy
Energy Equipment & Services	2,540,845	126,983	—	2,667,828
Oil, Gas & Consumable Fuels	7,496,924	1,238,533	—	8,735,457
Energy Total	10,037,769	1,365,516	—	11,403,285
Financials
Capital Markets	2,558,852	86,788	—	2,645,640
Commercial Banks	5,129,614	3,306,010	—	8,435,624
Consumer Finance	26,431	—	—	26,431
Diversified Financial Services	2,240,225	147,585	—	2,387,810
Insurance	3,060,468	777,424	—	3,837,892
Real Estate Investment Trusts (REITs)	1,782,123	202,984	—	1,985,107
Real Estate Management & Development	229,566	279,991	—	509,557
Thrifts & Mortgage Finance	210,115	—	—	210,115
Financials Total	15,237,394	4,800,782	—	20,038,176
Health Care
Biotechnology	2,351,531	—	—	2,351,531
Health Care Equipment & Supplies	1,812,120	—	—	1,812,120
Health Care Providers & Services	2,455,729	—	—	2,455,729
Health Care Technology	36,914	—	—	36,914
Life Sciences Tools & Services	2,210,607	—	—	2,210,607
Pharmaceuticals	3,543,115	1,300,872	—	4,843,987
Health Care Total	12,410,016	1,300,872	—	13,710,888
Industrials
Aerospace & Defense	3,611,494	412,973	—	4,024,467
Air Freight & Logistics	43,684	—	—	43,684
Airlines	39,243	123,372	—	162,615
Building Products	65,577	—	—	65,577
Commercial Services & Supplies	648,874	148,628	—	797,502
Construction & Engineering	444,485	518,093	—	962,578
Electrical Equipment	584,518	325,833	—	910,351
Industrial Conglomerates	1,083,761	381,974	—	1,465,735
Machinery	1,892,890	158,125	—	2,051,015
Marine	94,556	—	—	94,556
Professional Services	366,668	95,225	—	461,893
Road & Rail	610,564	—	—	610,564
Trading Companies & Distributors	511,335	—	—	511,335
Industrials Total	9,997,649	2,164,223	—	12,161,872

Information Technology
Communications Equipment	2,514,167	32,751	—	2,546,918
Computers & Peripherals	4,563,949	—	—	4,563,949
Electronic Equipment, Instruments & Components	914,367	179,826	—	1,094,193
Internet Software & Services	1,634,824	118,857	—	1,753,681
IT Services	748,454	153,322	—	901,776
Office Electronics	—	240,847	—	240,847
Semiconductors & Semiconductor Equipment	3,527,362	—	—	3,527,362
Software	3,821,933	165,122	—	3,987,055
Information Technology Total	17,725,056	890,725	—	18,615,781
Materials
Chemicals	1,898,988	502,198	—	2,401,186
Construction Materials	11,913	119,606	—	131,519
Containers & Packaging	550,303	153,846	—	704,149
Metals & Mining	982,062	1,157,618	—	2,139,680
Paper & Forest Products	468,026	—	—	468,026
Materials Total	3,911,292	1,933,268	—	5,844,560
Telecommunication Services
Diversified Telecommunication Services	1,730,086	959,090	—	2,689,176
Wireless Telecommunication Services	485,673	85,714	—	571,387
Telecommunication Services Total	2,215,759	1,044,804	—	3,260,563
Utilities
Electric Utilities	1,657,351	294,210	—	1,951,561
Gas Utilities	36,340	91,269	—	127,609
Independent Power Producers & Energy Traders	630,626	312,358	—	942,984
Multi-Utilities	1,363,602	513,416	—	1,877,018
Utilities Total	3,687,919	1,211,253	—	4,899,172
Total Common Stocks	92,678,377	18,393,821	—	111,072,198
Mortgage-Backed Securities	—	28,838,468	—	28,838,468
Corporate Fixed-Income Bonds & Notes
Basic Materials
Chemicals	—	537,075	—	537,075
Forest Products & Paper	—	386,750	—	386,750
Iron/Steel	—	222,985	—	222,985
Metals & Mining	—	367,738	—	367,738
Basic Materials Total	—	1,514,548	—	1,514,548
Communications
Media	—	1,401,154	—	1,401,154
Telecommunication Services	—	3,216,980	—	3,216,980
Communications Total	—	4,618,134	—	4,618,134
Consumer Cyclical
Apparel	—	378,263	—	378,263
Retail	—	548,757	—	548,757
Consumer Cyclical Total	—	927,020	—	927,020
Consumer Non-Cyclical
Beverages	—	475,302	—	475,302
Food	—	130,167	—	130,167
Healthcare Services	—	202,950	—	202,950
Pharmaceuticals	—	867,296	—	867,296
Consumer Non-Cyclical Total	—	1,675,715	—	1,675,715
Energy
Oil & Gas	—	1,760,006	—	1,760,006
Oil & Gas Services	—	403,073	—	403,073
Pipelines	—	1,168,507	—	1,168,507
Energy Total	—	3,331,586	—	3,331,586
Financials
Banks	—	6,215,356	—	6,215,356
Diversified Financial Services	—	1,914,937	—	1,914,937
Insurance	—	1,114,809	—	1,114,809

Real Estate Investment Trusts (REITs)	—	970,372	—	970,372
Financials Total	—	10,215,474	—	10,215,474
Industrials
Aerospace & Defense	—	651,183	—	651,183
Miscellaneous Manufacturing	—	433,125	—	433,125
Transportation	—	592,609	—	592,609
Industrials Total	—	1,676,917	—	1,676,917
Technology
Networking Products	—	294,985	—	294,985
Software	—	202,378	—	202,378
Technology Total	—	497,363	—	497,363
Utilities
Electric	—	2,147,808	—	2,147,808
Gas	—	468,982	—	468,982
Utilities Total	—	2,616,790	—	2,616,790
Total Corporate Fixed-Income Bonds & Notes	—	27,073,547	—	27,073,547
Government & Agency Obligations
Foreign Government Obligations	—	1,323,745	—	1,323,745
U.S. Government Agencies	—	2,050,752	—	2,050,752
U.S. Government Obligations	9,299,324	—	—	9,299,324
Total Government & Agency Obligations	9,299,324	3,374,497	—	12,673,821
Commercial Mortgage-Backed Securities	—	6,794,679	—	6,794,679
Collateralized Mortgage Obligations
Agency	—	1,248,487	—	1,248,487
Non - Agency	—	3,081,007	—	3,081,007
Total Collateralized Mortgage Obligations	—	4,329,494	—	4,329,494
Asset-Backed Securities	—	3,121,440	—	3,121,440
Convertible Preferred Stock
Consumer Discretionary
Auto Components	54,105	—	—	54,105
Consumer Discretionary Total	54,105	—	—	54,105
Health Care
Pharmaceuticals	181,360	—	—	181,360
Health Care Total	181,360	—	—	181,360
Materials
Metals & Mining	345,520	—	—	345,520
Materials Total	345,520	—	—	345,520
Total Convertible Preferred Stock	580,985	—	—	580,985
Investment Companies	493,671	—	—	493,671
Preferred Stock
Utilities
Electric Utilities	98,502	—	—	98,502
Utilities Total	98,502	—	—	98,502
Total Preferred Stock	98,502	—	—	98,502
Convertible Bond
Financials
Real Estate Investment Trusts (REITs)	—	16,290	—	16,290
Financials Total	—	16,290	—	16,290
Total Convertible Bonds	—	16,290	—	16,290
Rights
Financials	—	—	—	—
Total Rights	—	—	—	—
Short-Term Obligation
Repurchase Agreement	—	7,108,000	—	7,108,000
Total Short-Term Obligation	—	7,108,000	—	7,108,000
Total Investments	103,150,859	99,050,236	—	202,201,095
Futures contracts	(71,238)	—	—	(71,238)
Forward foreign currency exchange contracts	—	220,399	—	220,399
Total	$103,079,621	$99,270,635	$—	$202,350,256

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, these securities, which are not illiquid, amounted to $3,227,240, which represents 1.6% of net assets.

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2009.
(d)	Security is guaranteed by the Federal Deposit Insurance Company.
(e)	Investments in affiliates during the nine months ended June 30, 2009:

Security name: Merrill Lynch & Co., Inc., 6.050% 08/15/12

		Par as of 09/30/08:	$350,000
		Par purchased:	$—
		Par sold:	$—
		Par as of 06/30/09:	$350,000
		Net realized gain (loss):	$—
		Dividend income earned:	$15,881
		Value at end of period:	$350,925

Merrill Lynch & Co., Inc. became an affiliate on January 1, 2009.

(f)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. The value of this security amounted to $56,000, which represents less than 0.1% of net assets.
(g)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. At June 30, 2009, the value of this security amounted to $56,000, which represents less than 0.1% of net assets.

(h)	All or a portion of this security is held as collateral for open futures contracts. At June 30, 2009, the market value of this security amounted to $10,310.
(i)	Cost for federal income tax purposes is $202,139,530.
(j)	Unrealized appreciation and depreciation at June 30, 2009 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$15,484,865	$(15,423,300)	$61,565

At June 30, 2009, the Fund held the following open long futures contracts:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Notes	7	$813,859	$811,530	Sept-2009	$2,329
S&P 500 Index Futures	14	3,204,250	3,277,817	Sept-2009	(73,567)

					$(71,238)

For the nine months ended June 30, 2009, transactions in written option contracts were as follows:

	Number of contracts	Premium received
Options outstanding at September 30, 2008	106	$3,896
Options written	726	31,213
Options terminated in closing purchase transactions	(7)	(1,974)
Options exercised	(233)	(10,042)
Options expired	(592)	(23,093)
Options outstanding at June 30, 2009	—	$—

Forward foreign currency exchange contracts outstanding on June 30, 2009 are:

Forward Foreign Currency Contracts to Buy	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	$1,220,534	$1,057,501	07/23/09	$163,033
CAD	101,458	102,172	07/23/09	(714)
DKK	100,184	92,187	07/23/09	7,997
DKK	21,091	19,992	07/23/09	1,099
EUR	600,431	552,655	07/23/09	47,776
EUR	105,216	102,383	07/23/09	2,833
EUR	42,086	40,906	07/23/09	1,180
EUR	85,575	86,723	07/23/09	(1,148)
EUR	64,532	63,719	07/23/09	813
GBP	310,937	272,309	07/23/09	38,628
GBP	106,936	95,147	07/23/09	11,789
GBP	108,581	102,199	07/23/09	6,382
GBP	65,807	64,030	07/23/09	1,777
GBP	85,549	84,487	07/23/09	1,062
GBP	125,033	123,621	07/23/09	1,412
JPY	56,628	55,798	07/23/09	830
JPY	41,189	40,160	07/23/09	1,029
JPY	71,040	71,435	07/23/09	(395)
JPY	62,162	62,507	07/23/09	(345)
JPY	83,707	82,476	07/23/09	1,231
NOK	136,780	129,493	07/23/09	7,287
SEK	409,327	369,716	07/23/09	39,611
SEK	20,738	20,094	07/23/09	644
				$333,811

Forward Foreign Currency Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	$42,642	$40,863	07/23/09	$(1,779)
AUD	82,871	82,946	07/23/09	75
AUD	64,365	62,832	07/23/09	(1,533)
AUD	62,756	61,780	07/23/09	(976)
CAD	196,038	183,715	07/23/09	(12,323)
CAD	61,047	60,348	07/23/09	(699)
CHF	218,180	203,111	07/23/09	(15,069)
CHF	105,868	107,648	07/23/09	1,780
CZK	269,430	238,717	07/23/09	(30,713)
EUR	102,410	95,878	07/23/09	(6,532)
EUR	166,942	165,574	07/23/09	(1,368)
GBP	110,226	101,448	07/23/09	(8,778)
ILS	237,426	219,915	07/23/09	(17,511)
JPY	97,817	98,163	07/23/09	346

JPY	62,162	62,789	07/23/09	627
JPY	63,616	63,651	07/23/09	35
JPY	27,733	27,738	07/23/09	5
JPY	91,131	91,149	07/23/09	18
PLN	118,306	108,960	07/23/09	(9,346)
SEK	103,045	103,638	07/23/09	593
SGD	144,264	138,534	07/23/09	(5,730)
TWD	114,375	110,683	07/23/09	(3,692)
TWD	83,109	82,267	07/23/09	(842)
				$(113,412)

Acronym	Name
ADR	American Depositary Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
PIK	Payment-in-Kind
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwan Dollar

INVESTMENT PORTFOLIO

June 30, 2009 (Unaudited)	Columbia Contrarian Core Fund

		Shares	Value ($)*
Common Stocks — 99.4%
CONSUMER DISCRETIONARY — 9.4%
Hotels, Restaurants & Leisure — 2.2%
	Carnival Corp.	151,800	3,911,886
	Melco Crown Entertainment, Ltd., ADR (a)	257,400	1,158,300
	Penn National Gaming, Inc. (a)	65,200	1,897,972
Hotels, Restaurants & Leisure Total			6,968,158
Household Durables — 0.6%
	Newell Rubbermaid, Inc.	190,500	1,983,105
Household Durables Total			1,983,105
Leisure Equipment & Products — 0.9%
	Hasbro, Inc.	121,800	2,952,432
Leisure Equipment & Products Total			2,952,432
Media — 1.8%
	McGraw-Hill Companies, Inc.	105,900	3,188,649
	News Corp., Class A	304,100	2,770,351
Media Total			5,959,000
Multiline Retail — 2.0%
	Target Corp.	160,600	6,338,882
Multiline Retail Total			6,338,882
Specialty Retail — 1.1%
	Lowe’s Companies, Inc.	179,700	3,487,977
Specialty Retail Total			3,487,977
Textiles, Apparel & Luxury Goods — 0.8%
	NIKE, Inc., Class B	47,100	2,438,838
Textiles, Apparel & Luxury Goods Total			2,438,838
CONSUMER DISCRETIONARY TOTAL			30,128,392
CONSUMER STAPLES — 10.5%
Beverages — 2.3%
	PepsiCo, Inc.	135,700	7,458,072
Beverages Total			7,458,072
Food & Staples Retailing — 1.6%
	CVS Caremark Corp.	157,600	5,022,712
Food & Staples Retailing Total			5,022,712
Personal Products — 3.3%
	Avon Products, Inc.	124,800	3,217,344
	Herbalife Ltd.	135,500	4,273,670
	Mead Johnson Nutrition Co., Class A (a)	99,200	3,151,584
Personal Products Total			10,642,598

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (CONTINUED)
Tobacco — 3.3%
	Philip Morris International, Inc.	244,300	10,656,366
Tobacco Total			10,656,366
CONSUMER STAPLES TOTAL			33,779,748
ENERGY — 14.1%
Energy Equipment & Services — 3.1%
	Baker Hughes, Inc.	89,500	3,261,380
	Transocean Ltd. (a)	59,100	4,390,539
	Weatherford International Ltd. (a)	124,200	2,429,352
Energy Equipment & Services Total			10,081,271
Oil, Gas & Consumable Fuels — 11.0%
	Anadarko Petroleum Corp.	62,600	2,841,414
	Apache Corp.	61,600	4,444,440
	Canadian Natural Resources Ltd.	51,400	2,697,986
	Chevron Corp.	111,300	7,373,625
	ConocoPhillips	118,900	5,000,934
	Exxon Mobil Corp.	73,500	5,138,385
	Petroleo Brasilerio SA, ADR	134,400	4,483,584
	Suncor Energy, Inc.	110,100	3,340,434
Oil, Gas & Consumable Fuels Total			35,320,802
ENERGY TOTAL			45,402,073
FINANCIALS — 16.8%
Capital Markets — 6.5%
	Bank of New York Mellon Corp.	122,200	3,581,682
	Goldman Sachs Group, Inc.	53,000	7,814,320
	Invesco Ltd.	136,273	2,428,385
	State Street Corp.	147,800	6,976,160
Capital Markets Total			20,800,547
Commercial Banks — 2.5%
	Wells Fargo & Co.	331,422	8,040,297
Commercial Banks Total			8,040,297
Diversified Financial Services — 2.8%
	JPMorgan Chase & Co.	269,072	9,178,046
Diversified Financial Services Total			9,178,046
Insurance — 3.9%
	Berkshire Hathaway, Inc., Class B (a)	1,489	4,311,742
	MetLife, Inc.	140,500	4,216,405
	Prudential Financial, Inc.	105,236	3,916,884
Insurance Total			12,445,031

2

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (CONTINUED)
Real Estate Investment Trusts (REITs) — 0.5%
	Redwood Trust, Inc.	112,675	1,663,083
Real Estate Investment Trusts (REITs) Total			1,663,083
Real Estate Management & Development — 0.6%
	CB Richard Ellis Group, Inc., Class A (a)	197,100	1,844,856
Real Estate Management & Development Total			1,844,856
FINANCIALS TOTAL			53,971,860
HEALTH CARE — 13.6%
Health Care Equipment & Supplies — 1.8%
	Baxter International, Inc.	109,200	5,783,232
Health Care Equipment & Supplies Total			5,783,232
Health Care Providers & Services — 3.2%
	AmerisourceBergen Corp.	231,500	4,106,810
	Medco Health Solutions, Inc. (a)	60,000	2,736,600
	VCA Antech, Inc. (a)	128,800	3,438,960
Health Care Providers & Services Total			10,282,370
Life Sciences Tools & Services — 1.5%
	Thermo Fisher Scientific, Inc. (a)	120,150	4,898,516
Life Sciences Tools & Services Total			4,898,516
Pharmaceuticals — 7.1%
	Abbott Laboratories	183,987	8,654,748
	Allergan, Inc.	39,500	1,879,410
	Merck & Co., Inc.	246,400	6,889,344
	Pfizer, Inc.	346,700	5,200,500
Pharmaceuticals Total			22,624,002
HEALTH CARE TOTAL			43,588,120
INDUSTRIALS — 7.7%
Aerospace & Defense — 2.4%
	Honeywell International, Inc.	138,750	4,356,750
	United Technologies Corp.	60,800	3,159,168
Aerospace & Defense Total			7,515,918
Commercial Services & Supplies — 0.5%
	Covanta Holding Corp. (a)	88,100	1,494,176
Commercial Services & Supplies Total			1,494,176
Industrial Conglomerates — 2.3%
	General Electric Co.	221,040	2,590,589
	Tyco International Ltd.	182,600	4,743,948
Industrial Conglomerates Total			7,334,537
Machinery — 1.4%
	AGCO Corp. (a)	94,700	2,752,929

3

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (CONTINUED)
Machinery — (continued)
	Navistar International Corp. (a)	42,400	1,848,640
Machinery Total			4,601,569
Road & Rail — 1.1%
	Union Pacific Corp.	69,120	3,598,387
Road & Rail Total			3,598,387
INDUSTRIALS TOTAL			24,544,587
INFORMATION TECHNOLOGY — 18.5%
Communications Equipment — 2.8%
	CommScope, Inc. (a)	87,900	2,308,254
	QUALCOMM, Inc.	151,000	6,825,200
Communications Equipment Total			9,133,454
Computers & Peripherals — 6.5%
	Apple, Inc. (a)	51,500	7,335,145
	Diebold, Inc.	124,300	3,276,548
	EMC Corp. (a)	179,300	2,348,830
	Hewlett-Packard Co.	201,900	7,803,435
Computers & Peripherals Total			20,763,958
Internet Software & Services — 3.2%
	Google, Inc., Class A (a)	24,100	10,160,319
Internet Software & Services Total			10,160,319
IT Services — 1.3%
	Visa, Inc., Class A	67,400	4,196,324
IT Services Total			4,196,324
Semiconductors & Semiconductor Equipment — 1.1%
	Broadcom Corp., Class A (a)	71,900	1,782,401
	Marvell Technology Group Ltd. (a)	157,500	1,833,300
Semiconductors & Semiconductor Equipment Total			3,615,701
Software — 3.6%
	Microsoft Corp.	491,120	11,673,923
Software Total			11,673,923
INFORMATION TECHNOLOGY TOTAL			59,543,679
MATERIALS — 2.9%
Chemicals — 1.8%
	Monsanto Co.	21,500	1,598,310
	Potash Corp. of Saskatchewan, Inc.	45,600	4,243,080
Chemicals Total			5,841,390
Metals & Mining — 1.1%
	ArcelorMittal, SA	72,387	2,394,562

4

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (CONTINUED)
Metals & Mining — (continued)
	Vale SA, ADR	62,700	1,105,401
Metals & Mining Total			3,499,963
MATERIALS TOTAL			9,341,353
TELECOMMUNICATION SERVICES — 3.3%
Diversified Telecommunication Services — 2.0%
	Verizon Communications, Inc.	204,800	6,293,504
Diversified Telecommunication Services Total			6,293,504
Wireless Telecommunication Services — 1.3%
	Millicom International Cellular SA (a)	54,500	3,066,170
	Sprint Nextel Corp. (a)	265,000	1,274,650
Wireless Telecommunication Services Total			4,340,820
TELECOMMUNICATION SERVICES TOTAL			10,634,324
UTILITIES — 2.6%
Electric Utilities — 0.9%
	FPL Group, Inc.	48,300	2,746,338
Electric Utilities Total			2,746,338
Independent Power Producers & Energy Traders — 1.7%
	AES Corp. (a)	485,100	5,632,011
Independent Power Producers & Energy Traders Total			5,632,011
UTILITIES TOTAL			8,378,349

	Total Common Stocks (cost of $282,843,966)		319,312,485

		Par ($)
Short-Term Obligation — 0.4%
	Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/09, due 07/01/09 at 0.000001%, collateralized by a U.S. Treasury obligation maturing 05/15/10, market value $1,290,344 (repurchase proceeds $1,263,000)	1,263,000	1,263,000

	Total Short-Term Obligation (cost of $1,263,000)		1,263,000

	Total Investments — 99.8% (cost of $284,106,966)(b)(c)		320,575,485

	Other Assets & Liabilities, Net — 0.2%		597,738

	Net Assets — 100.0%		321,173,223

5

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

The Fund has implemented Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) which establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2009, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary
Hotels, Restaurants & Leisure	$6,968,158	$—	$—	$6,968,158
Household Durables	1,983,105	—	—	1,983,105
Leisure Equipment & Products	2,952,432	—	—	2,952,432
Media	5,959,000	—	—	5,959,000
Multiline Retail	6,338,882	—	—	6,338,882
Specialty Retail	3,487,977	—	—	3,487,977
Textiles, Apparel & Luxury Goods	2,438,838	—	—	2,438,838
Consumer Discretionary Total	30,128,392	—	—	30,128,392
Consumer Staples
Beverages	7,458,072	—	—	7,458,072
Food & Staples Retailing	5,022,712	—	—	5,022,712
Personal Products	10,642,598	—	—	10,642,598
Tobacco	10,656,366	—	—	10,656,366
Consumer Staples Total	33,779,748	—	—	33,779,748

6

Energy
Energy Equipment & Services	10,081,271	—	—	10,081,271
Oil, Gas & Consumable Fuels	35,320,802	—	—	35,320,802
Energy Total	45,402,073	—	—	45,402,073
Financials
Capital Markets	20,800,547	—	—	20,800,547
Commercial Banks	8,040,297	—	—	8,040,297
Diversified Financial Services	9,178,046	—	—	9,178,046
Insurance	12,445,031	—	—	12,445,031
Real Estate Investment Trusts (REITs)	1,663,083	—	—	1,663,083
Real Estate Management & Development	1,844,856	—	—	1,844,856
Financials Total	53,971,860	—	—	53,971,860
Health Care
Health Care Equipment & Supplies	5,783,232	—	—	5,783,232
Health Care Providers & Services	10,282,370	—	—	10,282,370
Life Sciences Tools & Services	4,898,516	—	—	4,898,516
Pharmaceuticals	22,624,002	—	—	22,624,002
Health Care Total	43,588,120	—	—	43,588,120
Industrials
Aerospace & Defense	7,515,918	—	—	7,515,918
Commercial Services & Supplies	1,494,176	—	—	1,494,176
Industrial Conglomerates	7,334,537	—	—	7,334,537
Machinery	4,601,569	—	—	4,601,569
Road & Rail	3,598,387	—	—	3,598,387
Industrials Total	24,544,587	—	—	24,544,587
Information Technology
Communications Equipment	9,133,454	—	—	9,133,454
Computers & Peripherals	20,763,958	—	—	20,763,958
Internet Software & Services	10,160,319	—	—	10,160,319
IT Services	4,196,324	—	—	4,196,324
Semiconductors & Semiconductor Equipment	3,615,701	—	—	3,615,701
Software	11,673,923	—	—	11,673,923
Information Technology Total	59,543,679	—	—	59,543,679
MATERIALS
Chemicals	5,841,390	—	—	5,841,390
Metals & Mining	3,499,963	—	—	3,499,963
MATERIALS TOTAL	9,341,353	—	—	9,341,353
TELECOMMUNICATION SERVICES
Diversified Telecommunication Services	6,293,504	—	—	6,293,504
Wireless Telecommunication Services	4,340,820	—	—	4,340,820
TELECOMMUNICATION SERVICES Total	10,634,324	—	—	10,634,324
Utilities
Electric Utilities	2,746,338	—	—	2,746,338
Independent Power Producers & Energy Traders	5,632,011	—	—	5,632,011
Utilities Total	8,378,349	—	—	8,378,349
Total Common Stocks	319,312,485	—	—	319,312,485
Short-Term Obligation
Repurchase Agreement	—	1,263,000	—	1,263,000
Total Short-Term Obligations	—	1,263,000	—	1,263,000
Total Investments	319,312,485	1,263,000	—	320,575,485
Total	$319,312,485	$1,263,000	$—	$320,575,485

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $284,106,966.
(c)	Unrealized appreciation and depreciation at June 30, 2009 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$50,489,364	$(14,020,845)	$36,468,519

Acronym	Name
ADR	American Depositary Receipt

7

INVESTMENT PORTFOLIO

June 30, 2009 (Unaudited)	Columbia Disciplined Value Fund

		Shares	Value ($)*
Common Stocks — 99.3%
CONSUMER DISCRETIONARY — 8.9%
Household Durables — 0.2%
	Garmin Ltd.	9,400	223,908
	Jarden Corp. (a)	13,400	251,250
Household Durables Total			475,158
Media — 1.4%
	Comcast Corp., Class A	183,400	2,657,466
	DISH Network Corp., Class A (a)	22,800	369,588
	Viacom, Inc., Class B (a)	700	15,890
	Walt Disney Co.	23,200	541,256
	Warner Music Group Corp. (a)	20,800	121,680
Media Total			3,705,880
Multiline Retail — 1.1%
	J.C. Penney Co., Inc.	12,500	358,875
	Kohl’s Corp. (a)	61,500	2,629,125
Multiline Retail Total			2,988,000
Specialty Retail — 6.2%
	Barnes & Noble, Inc.	47,900	988,177
	Gap, Inc.	313,100	5,134,840
	Home Depot, Inc.	312,100	7,374,923
	Limited Brands, Inc.	263,400	3,152,898
	RadioShack Corp.	7,700	107,492
	Williams-Sonoma, Inc.	2,900	34,423
Specialty Retail Total			16,792,753
CONSUMER DISCRETIONARY TOTAL			23,961,791
CONSUMER STAPLES — 5.8%
Beverages — 0.0%
	Pepsi Bottling Group, Inc.	1,700	57,528
Beverages Total			57,528
Food Products — 1.9%
	Archer-Daniels-Midland Co.	2,300	61,571
	Bunge Ltd.	25,600	1,542,400
	Campbell Soup Co.	68,700	2,021,154
	ConAgra Foods, Inc.	27,100	516,526
	Del Monte Foods Co.	101,800	954,884
Food Products Total			5,096,535
Household Products — 3.9%
	Kimberly-Clark Corp.	90,900	4,765,887

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (CONTINUED)
Household Products — (continued)
	Procter & Gamble Co.	111,800	5,712,980
Household Products Total			10,478,867
CONSUMER STAPLES TOTAL			15,632,930
ENERGY — 19.5%
Energy Equipment & Services — 1.2%
	Exterran Holdings, Inc. (a)	2,000	32,080
	Nabors Industries Ltd. (a)	7,200	112,176
	Oil States International, Inc. (a)	60,400	1,462,284
	Patterson-UTI Energy, Inc.	25,600	329,216
	SEACOR Holdings, Inc. (a)	9,200	692,208
	Superior Energy Services, Inc. (a)	36,400	628,628
Energy Equipment & Services Total			3,256,592
Oil, Gas & Consumable Fuels — 18.3%
	Anadarko Petroleum Corp.	7,600	344,964
	Apache Corp.	83,800	6,046,170
	Arch Coal, Inc.	3,500	53,795
	Chevron Corp.	198,300	13,137,375
	ConocoPhillips	97,700	4,109,262
	EOG Resources, Inc.	20,300	1,378,776
	Exxon Mobil Corp. (b)	240,500	16,813,355
	Marathon Oil Corp.	42,900	1,292,577
	Massey Energy Co.	13,700	267,698
	Sunoco, Inc.	39,100	907,120
	Tesoro Corp.	177,700	2,262,121
	Valero Energy Corp.	31,300	528,657
	XTO Energy, Inc.	53,900	2,055,746
Oil, Gas & Consumable Fuels Total			49,197,616
ENERGY TOTAL			52,454,208
FINANCIALS — 22.7%
Capital Markets — 3.6%
	Ameriprise Financial, Inc.	18,300	444,141
	Bank of New York Mellon Corp.	16,300	477,753
	Goldman Sachs Group, Inc.	39,900	5,882,856
	Morgan Stanley	103,000	2,936,530
Capital Markets Total			9,741,280
Commercial Banks — 6.1%
	BB&T Corp.	125,500	2,758,490
	PNC Financial Services Group, Inc.	86,000	3,337,660

2

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (CONTINUED)
Commercial Banks — (continued)
	Wells Fargo & Co.	432,500	10,492,450
Commercial Banks Total			16,588,600
Consumer Finance — 0.3%
	American Express Co.	10,600	246,344
	Discover Financial Services	13,600	139,672
	SLM Corp. (a)	42,100	432,367
Consumer Finance Total			818,383
Diversified Financial Services — 4.9%
	Citigroup, Inc.	372,700	1,106,919
	JPMorgan Chase & Co.	350,900	11,969,199
Diversified Financial Services Total			13,076,118
Insurance — 5.3%
	Allied World Assurance Holdings Ltd.	58,400	2,384,472
	American Financial Group, Inc.	91,100	1,965,938
	Aon Corp.	6,800	257,516
	Brown & Brown, Inc.	50,100	998,493
	CNA Financial Corp.	77,800	1,203,566
	Genworth Financial, Inc., Class A	150,600	1,052,694
	Hartford Financial Services Group, Inc.	150,700	1,788,809
	Loews Corp.	101,100	2,770,140
	Transatlantic Holdings, Inc.	25,600	1,109,248
	Unum Group	48,500	769,210
Insurance Total			14,300,086
Real Estate Investment Trusts (REITs) — 2.5%
	Annaly Capital Management, Inc.	98,500	1,491,290
	Hospitality Properties Trust	5,700	67,773
	HRPT Properties Trust	1,172,400	4,759,944
	Nationwide Health Properties, Inc.	10,100	259,974
Real Estate Investment Trusts (REITs) Total			6,578,981
FINANCIALS TOTAL			61,103,448
HEALTH CARE — 9.9%
Health Care Providers & Services — 2.5%
	UnitedHealth Group, Inc.	251,200	6,274,976
	WellPoint, Inc. (a)	10,500	534,345
Health Care Providers & Services Total			6,809,321
Pharmaceuticals — 7.4%
	Eli Lilly & Co.	29,200	1,011,488
	Endo Pharmaceuticals Holdings, Inc. (a)	134,900	2,417,408
	Johnson & Johnson	91,800	5,214,240
	Merck & Co., Inc.	4,300	120,228

3

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (CONTINUED)
Pharmaceuticals — (continued)
	Pfizer, Inc.	749,200	11,238,000
Pharmaceuticals Total			20,001,364
HEALTH CARE TOTAL			26,810,685
INDUSTRIALS — 9.8%
Aerospace & Defense — 2.2%
	Raytheon Co.	96,500	4,287,495
	United Technologies Corp.	30,800	1,600,368
Aerospace & Defense Total			5,887,863
Commercial Services & Supplies — 1.7%
	R.R. Donnelley & Sons Co.	393,900	4,577,118
Commercial Services & Supplies Total			4,577,118
Construction & Engineering — 0.3%
	URS Corp. (a)	16,200	802,224
Construction & Engineering Total			802,224
Electrical Equipment — 2.1%
	Cooper Industries Ltd., Class A	27,500	853,875
	Thomas & Betts Corp. (a)	169,700	4,897,542
Electrical Equipment Total			5,751,417
Industrial Conglomerates — 2.3%
	General Electric Co.	539,200	6,319,424
Industrial Conglomerates Total			6,319,424
Machinery — 1.1%
	Harsco Corp.	6,600	186,780
	Illinois Tool Works, Inc.	11,600	433,144
	Joy Global, Inc.	63,000	2,250,360
	Parker Hannifin Corp.	3,500	150,360
	Timken Co.	1,800	30,744
Machinery Total			3,051,388
Professional Services — 0.1%
	Equifax, Inc.	1,700	44,370
	Manpower, Inc.	2,700	114,318
Professional Services Total			158,688
INDUSTRIALS TOTAL			26,548,122
INFORMATION TECHNOLOGY — 4.8%
Communications Equipment — 0.5%
	Corning, Inc.	89,900	1,443,794
Communications Equipment Total			1,443,794

4

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (CONTINUED)
Computers & Peripherals — 0.5%
	Hewlett-Packard Co.	14,700	568,155
	Lexmark International, Inc., Class A (a)	4,700	74,495
	Teradata Corp. (a)	31,900	747,417
	Western Digital Corp. (a)	1,300	34,450
Computers & Peripherals Total			1,424,517
Electronic Equipment, Instruments & Components — 0.0%
	Tech Data Corp. (a)	3,000	98,130
Electronic Equipment, Instruments & Components Total			98,130
IT Services — 2.1%
	Computer Sciences Corp. (a)	124,700	5,524,210
IT Services Total			5,524,210
Semiconductors & Semiconductor Equipment — 1.5%
	Cypress Semiconductor Corp. (a)	100,600	925,520
	Intel Corp.	185,200	3,065,060
Semiconductors & Semiconductor Equipment Total			3,990,580
Software — 0.2%
	Compuware Corp. (a)	66,100	453,446
Software Total			453,446
INFORMATION TECHNOLOGY TOTAL			12,934,677
MATERIALS — 3.7%
Chemicals — 2.2%
	Ashland, Inc.	47,800	1,340,790
	Dow Chemical Co.	59,900	966,786
	Eastman Chemical Co.	94,700	3,589,130
Chemicals Total			5,896,706
Containers & Packaging — 0.5%
	Bemis Co., Inc.	23,600	594,720
	Sealed Air Corp.	41,800	771,210
Containers & Packaging Total			1,365,930
Metals & Mining — 0.3%
	Cliffs Natural Resources, Inc.	16,800	411,096
	Commercial Metals Co.	19,400	310,982
Metals & Mining Total			722,078

5

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (CONTINUED)
Paper & Forest Products — 0.7%
	International Paper Co.	134,700	2,038,011
Paper & Forest Products Total			2,038,011
MATERIALS TOTAL			10,022,725
TELECOMMUNICATION SERVICES — 6.4%
Diversified Telecommunication Services — 4.3%
	AT&T, Inc.	278,400	6,915,456
	Qwest Communications International, Inc.	152,500	632,875
	Verizon Communications, Inc.	131,500	4,040,995
Diversified Telecommunication Services Total			11,589,326
Wireless Telecommunication Services — 2.1%
	Sprint Nextel Corp. (a)	1,183,600	5,693,116
Wireless Telecommunication Services Total			5,693,116
TELECOMMUNICATION SERVICES TOTAL			17,282,442
UTILITIES — 7.8%
Electric Utilities — 3.9%
	Edison International	19,700	619,762
	Entergy Corp.	48,100	3,728,712
	Exelon Corp.	122,300	6,262,983
Electric Utilities Total			10,611,457
Gas Utilities — 1.2%
	Energen Corp.	77,500	3,092,250
	Questar Corp.	5,000	155,300
Gas Utilities Total			3,247,550
Independent Power Producers & Energy Traders — 0.7%
	AES Corp. (a)	144,400	1,676,484
	Mirant Corp. (a)	8,700	136,938
Independent Power Producers & Energy Traders Total			1,813,422
Multi-Utilities — 2.0%
	NiSource, Inc.	216,600	2,525,556
	NSTAR	43,800	1,406,418
	Public Service Enterprise Group, Inc.	44,300	1,445,509
Multi-Utilities Total			5,377,483
UTILITIES TOTAL			21,049,912
	Total Common Stocks (cost of $257,062,328)		267,800,940

6

		Par ($)	Value ($)
Short-Term Obligation — 0.5%
	Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/09, due 07/01/09 at 0.000001%, collateralized by a U.S. Treasury obligation, maturing 05/15/10, market value $1,305,953 (repurchase proceeds $1,276,000)	1,276,000	1,276,000

	Total Short-Term Obligation (cost of $1,276,000)		1,276,000

	Total Investments — 99.8% (cost of $258,338,328)(c)(d)		269,076,940

	Other Assets & Liabilities, Net — 0.2%		607,441

	Net Assets — 100.0%		269,684,381

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities, exchange-traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

7

The Fund has implemented Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), which establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2009, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary
Household Durables	$475,158	$—	$—	$475,158
Media	3,705,880	—	—	3,705,880
Multiline Retail	2,988,000	—	—	2,988,000
Specialty Retail	16,792,753	—	—	16,792,753
Consumer Discretionary Total	23,961,791	—	—	23,961,791
Consumer Staples
Beverages	57,528	—	—	57,528
Food Products	5,096,535	—	—	5,096,535
Household Products	10,478,867	—	—	10,478,867
Consumer Staples Total	15,632,930	—	—	15,632,930
Energy
Energy Equipment & Services	3,256,592	—	—	3,256,592
Oil, Gas & Consumable Fuels	49,197,616	—	—	49,197,616
Energy Total	52,454,208	—	—	52,454,208
Financials
Capital Markets	9,741,280	—	—	9,741,280
Commercial Banks	16,588,600	—	—	16,588,600
Consumer Finance	818,383	—	—	818,383
Diversified Financial Services	13,076,118	—	—	13,076,118
Insurance	14,300,086	—	—	14,300,086
Real Estate Investment Trusts (REITs)	6,578,981	—	—	6,578,981
Financials Total	61,103,448	—	—	61,103,448
Health Care
Health Care Providers & Services	6,809,321	—	—	6,809,321
Pharmaceuticals	20,001,364	—	—	20,001,364
Health Care Total	26,810,685	—	—	26,810,685
Industrials
Aerospace & Defense	5,887,863	—	—	5,887,863
Commercial Services & Supplies	4,577,118	—	—	4,577,118
Construction & Engineering	802,224	—	—	802,224
Electrical Equipment	5,751,417	—	—	5,751,417
Industrial Conglomerates	6,319,424	—	—	6,319,424
Machinery	3,051,388	—	—	3,051,388

8

Professional Services	158,688	—	—	158,688
Industrials Total	26,548,122	—	—	26,548,122
Information Technology
Communications Equipment	1,443,794	—	—	1,443,794
Computers & Peripherals	1,424,517	—	—	1,424,517
Electronic Equipment, Instruments & Components	98,130	—	—	98,130
IT Services	5,524,210	—	—	5,524,210
Semiconductors & Semiconductor Equipment	3,990,580	—	—	3,990,580
Software	453,446	—	—	453,446
Information Technology Total	12,934,677	—	—	12,934,677
Materials
Chemicals	5,896,706	—	—	5,896,706
Containers & Packaging	1,365,930	—	—	1,365,930
Metals & Mining	722,078	—	—	722,078
Paper & Forest Products	2,038,011	—	—	2,038,011
Materials Total	10,022,725	—	—	10,022,725
Telecommunication Services
Diversified Telecommunication Services	11,589,326	—	—	11,589,326
Wireless Telecommunication Services	5,693,116	—	—	5,693,116
Telecommunication Services Total	17,282,442	—	—	17,282,442
Utilities
Electric Utilities	10,611,457	—	—	10,611,457
Gas Utilities	3,247,550	—	—	3,247,550
Independent Power Producers & Energy Traders	1,813,422	—	—	1,813,422
Multi-Utilities	5,377,483	—	—	5,377,483
Utilities Total	21,049,912	—	—	21,049,912
Total Common Stocks	267,800,940	—	—	267,800,940
Short-Term Obligation
Repurchase Agreement	—	1,276,000	—	1,276,000
Total Short-Term Obligation	—	1,276,000	—	1,276,000
Total Investments	267,800,940	1,276,000	—	269,076,940

Futures contracts	(1,327)	—	—	(1,327)
Total	$267,799,613	$1,276,000	$—	$269,075,613

(a)	Non-income producing security.
(b)	A portion of this security with a market value of $1,765,228 is pledged as collateral for open futures contracts.
(c)	Cost for federal income tax purposes is $258,338,328.
(d)	Unrealized appreciation and depreciation at June 30, 2009 based on cost of investments for federal income tax purposes was :

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$34,531,411	$(23,792,799)	$10,738,612

At June 30, 2009, the Fund held the following open long futures contracts:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation
S&P 500 Index	11	$2,517,625	$2,518,952	Sept-2009	$(1,327)

9

INVESTMENT PORTFOLIO
June 30, 2009 (Unaudited)	Columbia Dividend Income Fund

		Shares	Value ($)*
Common Stocks — 90.2%
CONSUMER DISCRETIONARY — 9.9%
Hotels, Restaurants & Leisure — 2.3%
	McDonald’s Corp.	575,000	33,056,750
Hotels, Restaurants & Leisure Total			33,056,750
Media — 2.7%
	McGraw-Hill Companies, Inc.	290,000	8,731,900
	Meredith Corp.	440,000	11,242,000
	Time Warner, Inc.	720,000	18,136,800
Media Total			38,110,700
Specialty Retail — 4.9%
	Gap, Inc.	480,000	7,872,000
	Home Depot, Inc.	850,750	20,103,223
	Sherwin-Williams Co.	430,000	23,112,500
	Staples, Inc.	385,000	7,765,450
	TJX Companies, Inc.	350,000	11,011,000
Specialty Retail Total			69,864,173
CONSUMER DISCRETIONARY TOTAL			141,031,623
CONSUMER STAPLES — 13.2%
Beverages — 2.6%
	Coca-Cola Co.	300,000	14,397,000
	Diageo PLC, ADR	295,000	16,888,750
	PepsiCo, Inc.	120,000	6,595,200
Beverages Total			37,880,950
Food & Staples Retailing — 1.6%
	Wal-Mart Stores, Inc.	460,000	22,282,400
Food & Staples Retailing Total			22,282,400
Food Products — 2.5%
	General Mills, Inc.	125,000	7,002,500
	H.J. Heinz Co.	475,000	16,957,500
	JM Smucker Co.	240,000	11,678,400
Food Products Total			35,638,400
Household Products — 2.7%
	Kimberly-Clark Corp.	340,000	17,826,200
	Procter & Gamble Co.	410,000	20,951,000
Household Products Total			38,777,200
Personal Products — 0.6%
	Avon Products, Inc.	320,000	8,249,600
Personal Products Total			8,249,600
Tobacco — 3.2%
	Altria Group, Inc.	960,000	15,734,400

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (CONTINUED)
Tobacco — (continued)
	Philip Morris International, Inc.	683,000	29,792,460
Tobacco Total			45,526,860
CONSUMER STAPLES TOTAL			188,355,410
ENERGY — 11.3%
Oil, Gas & Consumable Fuels — 11.3%
	Chevron Corp.	440,000	29,150,000
	ConocoPhillips	285,000	11,987,100
	EnCana Corp.	235,000	11,625,450
	Exxon Mobil Corp.	720,000	50,335,200
	Murphy Oil Corp.	155,000	8,419,600
	Occidental Petroleum Corp.	230,000	15,136,300
	Royal Dutch Shell PLC, ADR	705,000	35,383,950
Oil, Gas & Consumable Fuels Total			162,037,600
ENERGY TOTAL			162,037,600
FINANCIALS — 13.3%
Capital Markets — 3.8%
	Bank of New York Mellon Corp.	355,000	10,405,050
	Eaton Vance Corp.	440,000	11,770,000
	Federated Investors, Inc., Class B	265,000	6,383,850
	Morgan Stanley	580,000	16,535,800
	T. Rowe Price Group, Inc.	245,000	10,209,150
Capital Markets Total			55,303,850
Commercial Banks — 2.4%
	PNC Financial Services Group, Inc.	280,000	10,866,800
	U.S. Bancorp	680,000	12,185,600
	Wells Fargo & Co.	450,000	10,917,000
Commercial Banks Total			33,969,400
Consumer Finance — 1.0%
	American Express Co.	585,000	13,595,400
Consumer Finance Total			13,595,400
Diversified Financial Services — 2.3%
	JPMorgan Chase & Co.	980,000	33,427,800
Diversified Financial Services Total			33,427,800
Insurance — 3.5%
	Arthur J. Gallagher & Co.	580,000	12,377,200
	Chubb Corp.	205,000	8,175,400
	MetLife, Inc.	425,000	12,754,250
	RenaissanceRe Holdings Ltd.	110,000	5,119,400

2

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (CONTINUED)
Insurance — (continued)
	Unum Group	700,000	11,102,000
Insurance Total			49,528,250
Real Estate Investment Trusts (REITs) — 0.3%
	Kimco Realty Corp.	200,000	2,010,000
	Rayonier, Inc.	60,000	2,181,000
Real Estate Investment Trusts (REITs) Total			4,191,000
FINANCIALS TOTAL			190,015,700
HEALTH CARE — 8.9%
Pharmaceuticals — 8.9%
	Abbott Laboratories	400,000	18,816,000
	Bristol-Myers Squibb Co.	1,540,000	31,277,400
	Johnson & Johnson	525,000	29,820,000
	Merck & Co., Inc.	510,000	14,259,600
	Pfizer, Inc.	750,000	11,250,000
	Wyeth	500,000	22,695,000
Pharmaceuticals Total			128,118,000
HEALTH CARE TOTAL			128,118,000
INDUSTRIALS — 7.6%
Aerospace & Defense — 2.7%
	Honeywell International, Inc.	355,000	11,147,000
	Raytheon Co.	260,000	11,551,800
	United Technologies Corp.	296,000	15,380,160
Aerospace & Defense Total			38,078,960
Commercial Services & Supplies — 1.1%
	Waste Management, Inc.	565,000	15,910,400
Commercial Services & Supplies Total			15,910,400
Industrial Conglomerates — 1.2%
	General Electric Co.	1,510,000	17,697,200
Industrial Conglomerates Total			17,697,200
Machinery — 2.2%
	Deere & Co.	260,000	10,387,000
	Dover Corp.	310,000	10,257,900
	Parker Hannifin Corp.	245,000	10,525,200
Machinery Total			31,170,100

3

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (CONTINUED)
Road & Rail — 0.4%
	Norfolk Southern Corp.	155,000	5,838,850
Road & Rail Total			5,838,850
INDUSTRIALS TOTAL			108,695,510
INFORMATION TECHNOLOGY — 10.7%
Communications Equipment — 0.6%
	Nokia Oyj, ADR	580,000	8,456,400
Communications Equipment Total			8,456,400
Computers & Peripherals — 3.9%
	Hewlett-Packard Co.	452,000	17,469,800
	International Business Machines Corp.	370,000	38,635,400
Computers & Peripherals Total			56,105,200
IT Services — 1.1%
	Automatic Data Processing, Inc.	435,000	15,416,400
IT Services Total			15,416,400
Office Electronics — 0.6%
	Canon, Inc., ADR	270,000	8,783,100
Office Electronics Total			8,783,100
Semiconductors & Semiconductor Equipment — 2.0%
	Intel Corp.	1,720,000	28,466,000
Semiconductors & Semiconductor Equipment Total			28,466,000
Software — 2.5%
	Microsoft Corp.	1,520,000	36,130,400
Software Total			36,130,400
INFORMATION TECHNOLOGY TOTAL			153,357,500
MATERIALS — 3.4%
Chemicals — 1.5%
	E.I. Du Pont de Nemours & Co.	302,000	7,737,240
	International Flavors & Fragrances, Inc.	260,000	8,507,200
	RPM International, Inc.	395,000	5,545,800
Chemicals Total			21,790,240
Containers & Packaging — 0.6%
	Sonoco Products Co.	325,000	7,783,750
Containers & Packaging Total			7,783,750
Metals & Mining — 1.3%
	BHP Billiton Ltd., ADR	180,000	9,851,400

4

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (CONTINUED)
Metals & Mining — (continued)
	Nucor Corp.	200,000	8,886,000
Metals & Mining Total			18,737,400
MATERIALS TOTAL			48,311,390
TELECOMMUNICATION SERVICES — 6.7%
Diversified Telecommunication Services — 6.7%
	AT&T, Inc.	2,025,000	50,301,000
	Verizon Communications, Inc.	1,350,000	41,485,500
	Windstream Corp.	445,000	3,720,200
Diversified Telecommunication Services Total			95,506,700
TELECOMMUNICATION SERVICES TOTAL			95,506,700
UTILITIES — 5.2%
Electric Utilities — 3.0%
	American Electric Power Co., Inc.	120,000	3,466,800
	Entergy Corp.	90,000	6,976,800
	Exelon Corp.	180,000	9,217,800
	FirstEnergy Corp.	85,000	3,293,750
	FPL Group, Inc.	160,000	9,097,600
	PPL Corp.	300,000	9,888,000
Electric Utilities Total			41,940,750
Gas Utilities — 0.6%
	National Fuel Gas Co.	250,000	9,020,000
Gas Utilities Total			9,020,000
Multi-Utilities — 1.6%
	Dominion Resources, Inc.	160,000	5,347,200
	PG&E Corp.	220,000	8,456,800
	Public Service Enterprise Group, Inc.	290,000	9,462,700
Multi-Utilities Total			23,266,700
UTILITIES TOTAL			74,227,450
	Total Common Stocks (cost of $1,333,071,732)		1,289,656,883

5

		Shares	Value ($)
Convertible Preferred Stocks — 3.7%
CONSUMER STAPLES — 0.5%
Food Products — 0.5%
	Archer-Daniels-Midland Co., 6.250%	220,000	8,027,800
Food Products Total			8,027,800
CONSUMER STAPLES TOTAL			8,027,800
HEALTH CARE — 3.2%
Pharmaceuticals — 3.2%
	Schering-Plough Corp., 6.000%	200,000	45,340,000
Pharmaceuticals Total			45,340,000
HEALTH CARE TOTAL			45,340,000
	Total Convertible Preferred Stocks (cost of $45,240,560)		53,367,800
Investment Company — 2.0%
	SPDR Trust Series 1	305,000	28,035,600

	Total Investment Company (cost of $26,800,747)		28,035,600

		Par ($)
Short-Term Obligation — 3.3%
	Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/09, due 07/01/09 at 0.000001%, collateralized by a U.S. Treasury obligation maturing 05/15/10, market value $48,294,246 (repurchase proceeds $47,343,000)	47,343,000	47,343,000

	Total Short-Term Obligations (cost of $47,343,000)		47,343,000

	Total Investments — 99.2% (cost of $1,452,456,039)(a)(b)		1,418,403,283

	Other Assets & Liabilities, Net — 0.8%		11,847,985

	Net Assets — 100.0%		1,430,251,268

6

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities, exchange traded funds and securities of certain investment exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

The Fund has implemented Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), which establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•                       Level 1 – quoted prices in active markets for identical securities

•                       Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                       Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2009, in valuing the Fund’s assets:

7

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary
Hotels, Restaurants & Leisure	$33,056,750	$—	$—	$33,056,750
Media	38,110,700	—	—	38,110,700
Specialty Retail	69,864,173	—	—	69,864,173
Consumer Discretionary Total	141,031,623	—	—	141,031,623
Consumer Staples
Beverages	37,880,950	—	—	37,880,950
Food & Staples Retailing	22,282,400	—	—	22,282,400
Food Products	35,638,400	—	—	35,638,400
Household Products	38,777,200	—	—	38,777,200
Personal Products	8,249,600	—	—	8,249,600
Tobacco	45,526,860	—	—	45,526,860
Consumer Staples Total	188,355,410	—	—	188,355,410
Energy
Oil, Gas & Consumable Fuels	162,037,600	—	—	162,037,600
Energy Total	162,037,600	—	—	162,037,600
Financials
Capital Markets	55,303,850	—	—	55,303,850
Commercial Banks	33,969,400	—	—	33,969,400
Consumer Finance	13,595,400	—	—	13,595,400
Diversified Financial Services	33,427,800	—	—	33,427,800
Insurance	49,528,250	—	—	49,528,250
Real Estate Investment Trusts (REITs)	4,191,000	—	—	4,191,000
Financials Total	190,015,700	—	—	190,015,700
Health Care
Pharmaceuticals	128,118,000	—	—	128,118,000
Health Care Total	128,118,000	—	—	128,118,000
Industrials
Aerospace & Defense	38,078,960	—	—	38,078,960
Commercial Services & Supplies	15,910,400	—	—	15,910,400
Industrial Conglomerates	17,697,200	—	—	17,697,200
Machinery	31,170,100	—	—	31,170,100
Road & Rail	5,838,850	—	—	5,838,850
Industrials Total	108,695,510	—	—	108,695,510
Information Technology
Communications Equipment	8,456,400	—	—	8,456,400
Computers & Peripherals	56,105,200	—	—	56,105,200
IT Services	15,416,400	—	—	15,416,400
Office Electronics	8,783,100	—	—	8,783,100
Semiconductors & Semiconductor Equipment	28,466,000	—	—	28,466,000
Software	36,130,400	—	—	36,130,400
Information Technology Total	153,357,500	—	—	153,357,500
Materials
Chemicals	21,790,240	—	—	21,790,240
Containers & Packaging	7,783,750	—	—	7,783,750
Metals & Mining	18,737,400	—	—	18,737,400
Materials Total	48,311,390	—	—	48,311,390
Telecommunication Services
Diversified Telecommunication Services	95,506,700	—	—	95,506,700
Telecommunication Services Total	95,506,700	—	—	95,506,700
Utilities
Electric Utilities	41,940,750	—	—	41,940,750
Gas Utilities	9,020,000	—	—	9,020,000
Multi-Utilities	23,266,700	—	—	23,266,700
Utilities Total	74,227,450	—	—	74,227,450
Total Common Stocks	1,289,656,883	—	—	1,289,656,883

8

Convertible Preferred Stocks
Consumer Staples
Food Products	8,027,800	—	—	8,027,800
Consumer Staples Total	8,027,800	—	—	8,027,800
Health Care
Pharmaceuticals	45,340,000	—	—	45,340,000
Health Care Total	45,340,000	—	—	45,340,000
Total Convertible Preferred Stocks	53,367,800	—	—	53,367,800
Investment Company	28,035,600	—	—	28,035,600
Short-Term Obligation
Repurchase Agreement	—	47,343,000	—	47,343,000
Total Short-Term Obligation	—	47,343,000	—	47,343,000
Total Investments	1,371,060,283	47,343,000	—	1,418,403,283
Total	$1,371,060,283	$47,343,000	$—	$1,418,403,283

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

(a)	Cost for federal income tax purposes is $1,452,456,039.
(b)	Unrealized appreciation and depreciation at June 30, 2009 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$121,566,176	$(155,618,932)	$(34,052,756)

Acronym	Name
ADR	American Depositary Receipt

9

INVESTMENT PORTFOLIO

June 30, 2009 (Unaudited)	Columbia Large Cap Growth Fund

		Shares	Value ($)*
Common Stocks — 99.6%
CONSUMER DISCRETIONARY — 9.7%
Diversified Consumer Services — 0.3%
	Apollo Group, Inc., Class A (a)	46,400	3,299,968
Diversified Consumer Services Total			3,299,968
Hotels, Restaurants & Leisure — 1.6%
	Starbucks Corp. (a)	731,900	10,166,091
	Starwood Hotels & Resorts Worldwide, Inc.	355,000	7,881,000
Hotels, Restaurants & Leisure Total			18,047,091
Internet & Catalog Retail — 0.6%
	Amazon.com, Inc. (a)	84,600	7,077,636
Internet & Catalog Retail Total			7,077,636
Media — 1.1%
	Comcast Corp., Class A	336,800	4,880,232
	Liberty Media Corp. - Entertainment, Series A (a)	290,000	7,757,500
Media Total			12,637,732
Multiline Retail — 2.1%
	Kohl’s Corp. (a)	159,100	6,801,525
	Nordstrom, Inc.	326,200	6,488,118
	Target Corp.	266,400	10,514,808
Multiline Retail Total			23,804,451
Specialty Retail — 3.5%
	Best Buy Co., Inc.	106,600	3,570,034
	GameStop Corp., Class A (a)	254,700	5,605,947
	Lowe’s Companies, Inc.	420,900	8,169,669
	O’Reilly Automotive, Inc. (a)	122,900	4,680,032
	Staples, Inc.	249,500	5,032,415
	TJX Companies, Inc.	395,500	12,442,430
Specialty Retail Total			39,500,527
Textiles, Apparel & Luxury Goods — 0.5%
	Polo Ralph Lauren Corp.	112,000	5,996,480
Textiles, Apparel & Luxury Goods Total			5,996,480
CONSUMER DISCRETIONARY TOTAL			110,363,885
CONSUMER STAPLES — 12.9%
Beverages — 2.9%
	Coca-Cola Co.	503,400	24,158,166
	Molson Coors Brewing Co., Class B	202,200	8,559,126
Beverages Total			32,717,292
Food & Staples Retailing — 3.7%
	CVS Caremark Corp.	544,400	17,350,028

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (CONTINUED)
Food & Staples Retailing — (continued)
	Wal-Mart Stores, Inc.	514,700	24,932,068
Food & Staples Retailing Total			42,282,096
Household Products — 2.3%
	Colgate-Palmolive Co.	199,000	14,077,260
	Procter & Gamble Co.	245,700	12,555,270
Household Products Total			26,632,530
Personal Products — 1.4%
	Avon Products, Inc.	280,300	7,226,134
	Estee Lauder Companies, Inc., Class A	267,300	8,732,691
Personal Products Total			15,958,825
Tobacco — 2.6%
	Philip Morris International, Inc.	682,300	29,761,926
Tobacco Total			29,761,926
CONSUMER STAPLES TOTAL			147,352,669
ENERGY — 5.8%
Energy Equipment & Services — 2.5%
	Nabors Industries Ltd. (a)	276,800	4,312,544
	Schlumberger Ltd.	115,700	6,260,527
	Transocean Ltd. (a)	148,662	11,044,100
	Weatherford International Ltd. (a)	364,500	7,129,620
Energy Equipment & Services Total			28,746,791
Oil, Gas & Consumable Fuels — 3.3%
	Devon Energy Corp.	131,975	7,192,638
	Hess Corp.	95,000	5,106,250
	Occidental Petroleum Corp.	154,800	10,187,388
	Peabody Energy Corp.	262,200	7,907,952
	Southwestern Energy Co. (a)	165,800	6,441,330
Oil, Gas & Consumable Fuels Total			36,835,558
ENERGY TOTAL			65,582,349
FINANCIALS — 5.1%
Capital Markets — 2.4%
	Charles Schwab Corp.	358,600	6,289,844
	Goldman Sachs Group, Inc.	55,400	8,168,176
	Morgan Stanley	462,000	13,171,620
Capital Markets Total			27,629,640
Diversified Financial Services — 1.3%
	IntercontinentalExchange, Inc. (a)	42,800	4,889,472
	JPMorgan Chase & Co.	307,900	10,502,469
Diversified Financial Services Total			15,391,941

2

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (CONTINUED)
Insurance — 1.4%
	Axis Capital Holdings Ltd.	278,524	7,291,758
	Prudential Financial, Inc.	217,700	8,102,794
Insurance Total			15,394,552
FINANCIALS TOTAL			58,416,133
HEALTH CARE — 16.8%
Biotechnology — 3.3%
	Celgene Corp. (a)	178,700	8,549,008
	Genzyme Corp. (a)	158,400	8,818,128
	Gilead Sciences, Inc. (a)	278,300	13,035,572
	Vertex Pharmaceuticals, Inc. (a)	198,700	7,081,668
Biotechnology Total			37,484,376
Health Care Equipment & Supplies — 3.4%
	Baxter International, Inc.	296,600	15,707,936
	Boston Scientific Corp. (a)	1,344,500	13,633,230
	St. Jude Medical, Inc. (a)	210,600	8,655,660
Health Care Equipment & Supplies Total			37,996,826
Health Care Providers & Services — 3.1%
	AmerisourceBergen Corp.	427,800	7,589,172
	CIGNA Corp.	400,300	9,643,227
	Medco Health Solutions, Inc. (a)	394,900	18,011,389
Health Care Providers & Services Total			35,243,788
Life Sciences Tools & Services — 2.6%
	Covance, Inc. (a)	185,100	9,106,920
	Life Technologies Corp. (a)	312,000	13,016,640
	Thermo Fisher Scientific, Inc. (a)	188,269	7,675,727
Life Sciences Tools & Services Total			29,799,287
Pharmaceuticals — 4.4%
	Abbott Laboratories	431,400	20,293,056
	Bristol-Myers Squibb Co.	478,300	9,714,273
	Johnson & Johnson	222,500	12,638,000
	Teva Pharmaceutical Industries Ltd., ADR	156,700	7,731,578
Pharmaceuticals Total			50,376,907
HEALTH CARE TOTAL			190,901,184
INDUSTRIALS — 10.4%
Aerospace & Defense — 3.5%
	Goodrich Corp.	312,200	15,600,634
	Lockheed Martin Corp.	167,200	13,484,680
	United Technologies Corp.	208,400	10,828,464
Aerospace & Defense Total			39,913,778

3

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (CONTINUED)
Commercial Services & Supplies — 1.1%
	Republic Services, Inc.	511,900	12,495,479
Commercial Services & Supplies Total			12,495,479
Industrial Conglomerates — 0.8%
	Tyco International Ltd.	323,400	8,401,932
Industrial Conglomerates Total			8,401,932
Machinery — 2.3%
	Flowserve Corp.	165,400	11,546,574
	Parker Hannifin Corp.	159,100	6,834,936
	SPX Corp.	162,600	7,962,522
Machinery Total			26,344,032
Professional Services — 0.6%
	Dun & Bradstreet Corp.	85,400	6,935,334
Professional Services Total			6,935,334
Road & Rail — 1.0%
	Ryder System, Inc.	155,500	4,341,560
	Union Pacific Corp.	141,400	7,361,284
Road & Rail Total			11,702,844
Trading Companies & Distributors — 1.1%
	W.W. Grainger, Inc.	156,000	12,773,280
Trading Companies & Distributors Total			12,773,280
INDUSTRIALS TOTAL			118,566,679
INFORMATION TECHNOLOGY — 33.0%
Communications Equipment — 5.4%
	Cisco Systems, Inc. (a)	1,309,323	24,405,781
	CommScope, Inc. (a)	248,100	6,515,106
	QUALCOMM, Inc.	672,400	30,392,480
Communications Equipment Total			61,313,367
Computers & Peripherals — 9.3%
	Apple, Inc. (a)	256,517	36,535,716
	EMC Corp. (a)	1,394,500	18,267,950
	Hewlett-Packard Co.	710,849	27,474,314
	International Business Machines Corp.	231,400	24,162,788
Computers & Peripherals Total			106,440,768
Electronic Equipment & Instruments — 1.4%
	Corning, Inc.	987,900	15,865,674
Electronic Equipment & Instruments Total			15,865,674
Internet Software & Services — 3.5%
	Equinix, Inc. (a)	99,200	7,215,808
	Google, Inc., Class A (a)	76,866	32,405,937
Internet Software & Services Total			39,621,745

4

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (CONTINUED)
IT Services — 0.7%
	Visa, Inc., Class A	123,500	7,689,110
IT Services Total			7,689,110
Semiconductors & Semiconductor Equipment — 5.0%
	Broadcom Corp., Class A (a)	242,600	6,014,054
	Intel Corp.	1,128,844	18,682,368
	Marvell Technology Group Ltd. (a)	750,000	8,730,000
	Maxim Integrated Products, Inc.	525,600	8,246,664
	Texas Instruments, Inc.	722,700	15,393,510
Semiconductors & Semiconductor Equipment Total			57,066,596
Software — 7.7%
	Activision Blizzard, Inc. (a)	566,381	7,153,392
	Adobe Systems, Inc. (a)	319,700	9,047,510
	Microsoft Corp.	1,856,798	44,136,089
	Oracle Corp.	908,736	19,465,125
	Symantec Corp. (a)	500,500	7,787,780
Software Total			87,589,896
INFORMATION TECHNOLOGY TOTAL			375,587,156
MATERIALS — 3.5%
Chemicals — 2.1%
	Celanese Corp., Series A	568,800	13,509,000
	Monsanto Co.	72,547	5,393,144
	Praxair, Inc.	74,700	5,308,929
Chemicals Total			24,211,073
Containers & Packaging — 0.8%
	Owens-Illinois, Inc. (a)	341,700	9,571,017
Containers & Packaging Total			9,571,017
Metals & Mining — 0.6%
	Steel Dynamics, Inc.	433,400	6,383,982
Metals & Mining Total			6,383,982
MATERIALS TOTAL			40,166,072
TELECOMMUNICATION SERVICES — 0.6%
Wireless Telecommunication Services — 0.6%
	American Tower Corp., Class A (a)	219,300	6,914,529
Wireless Telecommunication Services Total			6,914,529
TELECOMMUNICATION SERVICES TOTAL			6,914,529
UTILITIES — 1.8%
Electric Utilities — 0.7%
	FPL Group, Inc.	134,000	7,619,240
Electric Utilities Total			7,619,240

5

		Shares	Value ($)
Common Stocks — (continued)
UTILITIES — (CONTINUED)
Independent Power Producers & Energy Traders — 1.1%
	AES Corp. (a)	1,125,800	13,070,538
Independent Power Producers & Energy Traders Total			13,070,538
UTILITIES TOTAL			20,689,778

	Total Common Stocks (cost of $1,051,123,737)		1,134,540,434

		Par ($)
Short-Term Obligation — 0.7%
	Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/09, due 07/01/09, at 0.000001%, collateralized by a U.S. Treasury obligation maturing 05/15/10, market value $8,402,845 (repurchase proceeds $8,236,000)	8,236,000	8,236,000

	Total Short-Term Obligation (cost of $8,236,000)		8,236,000

	Total Investments — 100.3% (cost of $1,059,359,737)(b)(c)		1,142,776,434

	Other Assets & Liabilities, Net — (0.3)%		(3,095,150)

	Net Assets — 100.0%		1,139,681,284

6

Notes to Investment Portfolio:

*                 Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

The Fund has implemented Financial Accounting Standards Board (FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) which establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2009, in valuing the Fund’s assets:

7

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary
Diversified Consumer Services	$3,299,968	$—	$—	$3,299,968
Hotels, Restaurants & Leisure	18,047,091	—	—	18,047,091
Internet & Catalog Retail	7,077,636	—	—	7,077,636
Media	12,637,732	—	—	12,637,732
Multiline Retail	23,804,451	—	—	23,804,451
Specialty Retail	39,500,527	—	—	39,500,527
Textiles, Apparel & Luxury Goods	5,996,480	—	—	5,996,480
Consumer Discretionary Total	110,363,885	—	—	110,363,885
Consumer Staples
Beverages	32,717,292	—	—	32,717,292
Food & Staples Retailing	42,282,096	—	—	42,282,096
Household Products	26,632,530	—	—	26,632,530
Personal Products	15,958,825	—	—	15,958,825
Tobacco	29,761,926	—	—	29,761,926
Consumer Staples Total	147,352,669	—	—	147,352,669
Energy
Energy Equipment & Services	28,746,791	—	—	28,746,791
Oil, Gas & Consumable Fuels	36,835,558	—	—	36,835,558
Energy Total	65,582,349	—	—	65,582,349
Financials
Capital Markets	27,629,640	—	—	27,629,640
Diversified Financial Services	15,391,941	—	—	15,391,941
Insurance	15,394,552	—	—	15,394,552
Financials Total	58,416,133	—	—	58,416,133
Health Care
Biotechnology	37,484,376	—	—	37,484,376
Health Care Equipment & Supplies	37,996,826	—	—	37,996,826
Health Care Providers & Services	35,243,788	—	—	35,243,788
Life Sciences Tools & Services	29,799,287	—	—	29,799,287
Pharmaceuticals	50,376,907	—	—	50,376,907
Health Care Total	190,901,184	—	—	190,901,184
Industrials
Aerospace & Defense	39,913,778	—	—	39,913,778
Commercial Services & Supplies	12,495,479	—	—	12,495,479
Industrial Conglomerates	8,401,932	—	—	8,401,932
Machinery	26,344,032	—	—	26,344,032
Professional Services	6,935,334	—	—	6,935,334
Road & Rail	11,702,844	—	—	11,702,844
Trading Companies & Distributors	12,773,280	—	—	12,773,280
Industrials Total	118,566,679	—	—	118,566,679
Information Technology
Communications Equipment	61,313,367	—	—	61,313,367
Computers & Peripherals	106,440,768	—	—	106,440,768
Electronic Equipment, Instruments & Components	15,865,674	—	—	15,865,674
Internet Software & Services	39,621,745	—	—	39,621,745
IT Services	7,689,110	—	—	7,689,110
Semiconductors & Semiconductor Equipment	57,066,596	—	—	57,066,596
Software	87,589,896	—	—	87,589,896
Information Technology Total	375,587,156	—	—	375,587,156
MATERIALS
Chemicals	24,211,073	—	—	24,211,073
Containers & Packaging	9,571,017	—	—	9,571,017
Metals & Mining	6,383,982	—	—	6,383,982
MATERIALS TOTAL	40,166,072	—	—	40,166,072
TELECOMMUNICATION SERVICES
Wireless Telecommunication Services	6,914,529	—	—	6,914,529
TELECOMMUNICATION SERVICES Total	6,914,529	—	—	6,914,529
Utilities
Electric Utilities	7,619,240	—	—	7,619,240
Independent Power Producers & Energy Traders	13,070,538	—	—	13,070,538
Utilities Total	20,689,778	—	—	20,689,778
Total Common Stocks	1,134,540,434	—	—	1,134,540,434

8

Short-Term Obligation
Repurchase Agreement	—	8,236,000	—	8,236,000
Total Short-Term Obligations	—	8,236,000	—	8,236,000
Total Investments	1,134,540,434	8,236,000	—	1,142,776,434
Total	$1,134,540,434	$8,236,000	$—	$1,142,776,434

	(a) Non-income producing security.
	(b) Cost for federal income tax purposes is $1,059,359,737.
	(c) Unrealized appreciation and depreciation at June 30, 2009 based on cost of investments for federal income tax purposes was :

	Unrealized	Unrealized		Net Unrealized
	Appreciation	Depreciation		Appreciation
	$136,084,784		$(52,668,087)	$83,416,697

	Acronym	Name
	ADR	American Depositary Receipt

9

INVESTMENT PORTFOLIO
June 30, 2009 (Unaudited)	Columbia Liberty Fund

		Shares	Value ($)*
Common Stocks — 55.2%
CONSUMER DISCRETIONARY — 4.9%
Automobiles — 0.3%
	Suzuki Motor Corp.	39,400	881,016
Automobiles Total			881,016
Distributors — 0.1%
	Li & Fung Ltd.	168,000	445,841
Distributors Total			445,841
Diversified Consumer Services — 0.3%
	Apollo Group, Inc., Class A (a)	3,200	227,584
	Educomp Solutions Ltd. (a)	9,766	766,606
Diversified Consumer Services Total			994,190
Hotels, Restaurants & Leisure — 1.2%
	Carnival Corp.	42,900	1,105,533
	Carnival PLC	19,924	528,687
	McDonald’s Corp.	12,206	701,723
	Starbucks Corp. (a)	50,900	707,001
	Starwood Hotels & Resorts Worldwide, Inc.	42,400	941,280
Hotels, Restaurants & Leisure Total			3,984,224
Household Durables — 0.1%
	D.R. Horton, Inc.	20,300	190,008
Household Durables Total			190,008
Internet & Catalog Retail — 0.2%
	Amazon.com, Inc. (a)	5,900	493,594
	Rakuten, Inc.	388	233,203
Internet & Catalog Retail Total			726,797
Media — 0.4%
	Comcast Corp., Class A	23,400	339,066
	Liberty Media Corp. - Entertainment, Class A (a)	20,200	540,350
	WPP PLC	71,704	476,910
Media Total			1,356,326
Multiline Retail — 1.0%
	J.C. Penney Co., Inc.	29,600	849,816
	Kohl’s Corp. (a)	11,100	474,525
	Nordstrom, Inc.	74,600	1,483,794
	Target Corp.	18,500	730,195
Multiline Retail Total			3,538,330
Specialty Retail — 1.2%
	Best Buy Co., Inc.	7,200	241,128
	GameStop Corp., Class A (a)	17,700	389,577
	Lowe’s Companies, Inc.	100,400	1,948,764

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (CONTINUED)
Specialty Retail — (continued)
	O’Reilly Automotive, Inc. (a)	8,500	323,680
	Staples, Inc.	17,300	348,941
	TJX Companies, Inc.	27,500	865,150
Specialty Retail Total			4,117,240
Textiles, Apparel & Luxury Goods — 0.1%
	Polo Ralph Lauren Corp.	7,800	417,612
Textiles, Apparel & Luxury Goods Total			417,612
CONSUMER DISCRETIONARY TOTAL			16,651,584
CONSUMER STAPLES — 5.8%
Beverages — 1.3%
	Anheuser-Busch InBev NV	21,074	762,932
	Carlsberg A/S, Class B	13,574	872,509
	Coca-Cola Co.	35,100	1,684,449
	Diageo PLC, ADR	11,526	659,864
	Molson Coors Brewing Co., Class B	14,100	596,853
Beverages Total			4,576,607
Food & Staples Retailing — 1.0%
	CVS Caremark Corp.	37,900	1,207,873
	Wal-Mart Stores, Inc.	43,900	2,126,516
Food & Staples Retailing Total			3,334,389
Food Products — 0.7%
	J.M. Smucker Co.	7,400	360,084
	Nestle SA, Registered Shares	40,122	1,514,250
	Want Want China Holdings Ltd.	661,000	369,912
Food Products Total			2,244,246
Household Products — 1.0%
	Colgate-Palmolive Co.	13,800	976,212
	Procter & Gamble Co.	45,100	2,304,610
Household Products Total			3,280,822
Personal Products — 0.6%
	Avon Products, Inc.	52,823	1,361,777
	Estee Lauder Companies, Inc., Class A	18,600	607,662
Personal Products Total			1,969,439
Tobacco — 1.2%
	Japan Tobacco, Inc.	407	1,268,601

2

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (CONTINUED)
Tobacco — (continued)
	Philip Morris International, Inc.	66,654	2,907,448
Tobacco Total			4,176,049
CONSUMER STAPLES TOTAL			19,581,552
ENERGY — 6.3%
Energy Equipment & Services — 1.2%
	Halliburton Co.	18,334	379,514
	Nabors Industries Ltd. (a)	80,500	1,254,190
	Schlumberger Ltd.	8,100	438,291
	Transocean Ltd. (a)	22,641	1,682,000
	Weatherford International Ltd. (a)	25,300	494,868
Energy Equipment & Services Total			4,248,863
Oil, Gas & Consumable Fuels — 5.1%
	BG Group PLC	52,289	878,557
	Cairn Energy PLC (a)	16,734	646,477
	Chevron Corp.	20,200	1,338,250
	Devon Energy Corp.	9,100	495,950
	EOG Resources, Inc.	16,100	1,093,512
	Exxon Mobil Corp.	49,702	3,474,667
	Hess Corp.	25,400	1,365,250
	Marathon Oil Corp.	21,300	641,769
	Newfield Exploration Co. (a)	19,000	620,730
	Occidental Petroleum Corp.	32,400	2,132,244
	Peabody Energy Corp.	18,200	548,912
	Petroleo Brasileiro SA, ADR	27,897	1,143,219
	Santos Ltd.	56,105	659,094
	Southwestern Energy Co. (a)	11,600	450,660
	Total SA	14,305	774,790
	Williams Companies, Inc.	58,100	906,941
Oil, Gas & Consumable Fuels Total			17,171,022
ENERGY TOTAL			21,419,885
FINANCIALS — 8.8%
Capital Markets — 0.5%
	Bank of New York Mellon Corp.	35,200	1,031,712
	Charles Schwab Corp.	25,000	438,500
	Julius Baer Holding AG	7,783	303,459
Capital Markets Total			1,773,671
Commercial Banks — 4.2%
	BB&T Corp.	34,600	760,508
	BNP Paribas	17,472	1,133,825
	Fifth Third Bancorp.	50,000	355,000

3

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (CONTINUED)
Commercial Banks — (continued)
	Goldman Sachs Group, Inc.	18,200	2,683,408
	Mitsubishi UFJ Financial Group, Inc.	108,700	668,200
	Morgan Stanley	86,700	2,471,817
	National Bank of Greece SA (a)	22,080	604,952
	PNC Financial Services Group, Inc.	32,929	1,277,974
	Raiffeisen International Bank Holding AG	30	1,042
	U.S. Bancorp	119,013	2,132,713
	Wells Fargo & Co.	69,996	1,698,103
	Zions Bancorporation	29,400	339,864
Commercial Banks Total			14,127,406
Diversified Financial Services — 1.3%
	IntercontinentalExchange, Inc. (a)	3,000	342,720
	JPMorgan Chase & Co.	122,728	4,186,252
Diversified Financial Services Total			4,528,972
Insurance — 1.7%
	ACE Ltd.	17,599	778,404
	Aon Corp.	15,600	590,772
	Axis Capital Holdings Ltd.	49,381	1,292,794
	Catlin Group Ltd.	64,664	342,551
	Marsh & McLennan Companies, Inc.	38,000	764,940
	Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	5,355	724,235
	Prudential Financial, Inc.	35,730	1,329,871
	Prudential PLC	2,627	17,875
Insurance Total			5,841,442
Real Estate Investment Trusts (REITs) — 0.6%
	Plum Creek Timber Co., Inc.	22,800	678,984
	Rayonier, Inc.	23,200	843,320
	Simon Property Group, Inc.	11,428	587,742
Real Estate Investment Trusts (REITs) Total			2,110,046
Real Estate Management & Development — 0.1%
	Swire Pacific Ltd., Class A	43,500	433,240
Real Estate Management & Development Total			433,240

4

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (CONTINUED)
Thrifts & Mortgage Finance — 0.4%
	Housing Development Finance Corp., Ltd. (a)	23,618	1,158,608
Thrifts & Mortgage Finance Total			1,158,608
FINANCIALS TOTAL			29,973,385
HEALTH CARE — 6.9%
Biotechnology — 1.1%
	Amgen, Inc. (a)	20,300	1,074,682
	Celgene Corp. (a)	12,400	593,216
	Genzyme Corp. (a)	11,000	612,370
	Gilead Sciences, Inc. (a)	19,300	904,012
	Vertex Pharmaceuticals, Inc. (a)	13,800	491,832
Biotechnology Total			3,676,112
Health Care Equipment & Supplies — 0.8%
	Baxter International, Inc.	20,700	1,096,272
	Boston Scientific Corp. (a)	93,500	948,090
	St. Jude Medical, Inc. (a)	14,600	600,060
Health Care Equipment & Supplies Total			2,644,422
Health Care Providers & Services — 1.0%
	AmerisourceBergen Corp.	29,700	526,878
	CIGNA Corp.	27,800	669,702
	Medco Health Solutions, Inc. (a)	51,400	2,344,354
Health Care Providers & Services Total			3,540,934
Life Sciences Tools & Services — 1.5%
	Covance, Inc. (a)	12,800	629,760
	Life Technologies Corp. (a)	43,700	1,823,164
	Qiagen N.V. (a)	57,038	1,058,683
	Thermo Fisher Scientific, Inc. (a)	38,316	1,562,143
Life Sciences Tools & Services Total			5,073,750
Pharmaceuticals — 2.5%
	Abbott Laboratories	42,500	1,999,200
	Bristol-Myers Squibb Co.	33,300	676,323
	Johnson & Johnson	42,600	2,419,680
	Novartis AG, Registered Shares	23,253	944,734
	Roche Holding AG, Genusschein Shares	6,403	871,120
	Schering-Plough Corp.	45,400	1,140,448

5

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (CONTINUED)
Pharmaceuticals — (continued)
	Teva Pharmaceutical Industries Ltd., ADR	10,900	537,806
Pharmaceuticals Total			8,589,311
HEALTH CARE TOTAL			23,524,529
INDUSTRIALS — 6.4%
Aerospace & Defense — 2.0%
	Goodrich Corp.	39,500	1,973,815
	Honeywell International, Inc.	26,600	835,240
	L-3 Communications Holdings, Inc.	7,650	530,757
	Lockheed Martin Corp.	11,700	943,605
	Northrop Grumman Corp.	16,400	749,152
	United Technologies Corp.	33,816	1,757,079
Aerospace & Defense Total			6,789,648
Airlines — 0.1%
	Ryanair Holdings PLC, ADR (a)	17,928	508,976
Airlines Total			508,976
Commercial Services & Supplies — 0.3%
	Republic Services, Inc.	35,600	868,996
Commercial Services & Supplies Total			868,996
Construction & Engineering — 0.3%
	KBR, Inc.	31,900	588,236
	Maire Tecnimont SpA	98,281	321,217
Construction & Engineering Total			909,453
Electrical Equipment — 0.9%
	ABB Ltd., Registered Shares (a)	31,260	492,048
	Alstom SA	7,326	433,599
	Cooper Industries Ltd., Class A	17,100	530,955
	Dongfang Electrical Machinery Co., Ltd., Class H	115	410
	Renewable Energy Corp. AS (a)	30,842	241,150
	Vestas Wind Systems A/S (a)	18,525	1,331,722
Electrical Equipment Total			3,029,884
Industrial Conglomerates — 0.5%
	General Electric Co.	97,255	1,139,829
	Tyco International Ltd.	22,500	584,550
Industrial Conglomerates Total			1,724,379
Machinery — 1.2%
	Eaton Corp.	8,300	370,263
	Flowserve Corp.	11,500	802,815

6

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (CONTINUED)
Machinery — (continued)
	GEA Group AG	26,566	403,002
	Jain Irrigation Systems Ltd.	57,965	764,206
	Navistar International Corp. (a)	8,467	369,161
	PACCAR, Inc.	5,700	185,307
	Parker Hannifin Corp.	11,100	476,856
	SPX Corp.	11,300	553,361
Machinery Total			3,924,971
Professional Services — 0.3%
	Dun & Bradstreet Corp.	5,900	479,139
	SGS SA, Registered Shares	429	532,715
Professional Services Total			1,011,854
Road & Rail — 0.2%
	Ryder System, Inc.	10,800	301,536
	Union Pacific Corp.	9,800	510,188
Road & Rail Total			811,724
Trading Companies & Distributors — 0.5%
	Mitsui & Co., Ltd.	65,100	766,910
	W.W. Grainger, Inc.	10,800	884,304
Trading Companies & Distributors Total			1,651,214
Transportation Infrastructure — 0.1%
	Koninklijke Vopak NV (a)	8,420	421,166
Transportation Infrastructure Total			421,166
INDUSTRIALS TOTAL			21,652,265
INFORMATION TECHNOLOGY — 9.8%
Communications Equipment — 1.4%
	Cisco Systems, Inc. (a)	91,135	1,698,756
	CommScope, Inc. (a)	17,300	454,298
	Nokia Oyj	37,965	554,049
	QUALCOMM, Inc.	46,700	2,110,840
Communications Equipment Total			4,817,943
Computers & Peripherals — 2.7%
	Apple, Inc. (a)	17,800	2,535,254
	EMC Corp. (a)	178,300	2,335,730
	Hewlett-Packard Co.	49,500	1,913,175
	International Business Machines Corp.	23,400	2,443,428
Computers & Peripherals Total			9,227,587
Electronic Equipment, Instruments & Components — 0.3%
	Corning, Inc.	68,700	1,103,322
Electronic Equipment, Instruments & Components Total			1,103,322

7

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (CONTINUED)
Internet Software & Services — 1.0%
	Baidu, Inc., ADR (a)	1,523	458,560
	Equinix, Inc. (a)	6,900	501,906
	Google, Inc., Class A (a)	5,316	2,241,173
Internet Software & Services Total			3,201,639
IT Services — 0.2%
	Visa, Inc., Class A	8,600	535,436
IT Services Total			535,436
Semiconductors & Semiconductor Equipment — 2.2%
	ASML Holding NV	38,574	836,679
	Broadcom Corp., Class A (a)	16,800	416,472
	Intel Corp.	103,600	1,714,580
	Intersil Corp., Class A	28,100	353,217
	KLA-Tencor Corp.	15,800	398,950
	Lam Research Corp. (a)	6,341	164,866
	Marvell Technology Group Ltd. (a)	62,376	726,057
	Maxim Integrated Products, Inc.	36,600	574,254
	Texas Instruments, Inc.	70,300	1,497,390
	Tokyo Electron Ltd.	17,900	859,741
Semiconductors & Semiconductor Equipment Total			7,542,206
Software — 2.0%
	Activision Blizzard, Inc. (a)	39,373	497,281
	Adobe Systems, Inc. (a)	22,200	628,260
	BMC Software, Inc. (a)	16,400	554,156
	Microsoft Corp.	129,275	3,072,867
	Oracle Corp.	63,200	1,353,744
	Symantec Corp. (a)	34,800	541,488
Software Total			6,647,796
INFORMATION TECHNOLOGY TOTAL			33,075,929
MATERIALS — 2.8%
Chemicals — 1.4%
	Celanese Corp., Series A	39,500	938,125
	Monsanto Co.	14,264	1,060,386
	Potash Corp. of Saskatchewan, Inc.	7,600	707,180
	Praxair, Inc.	5,200	369,564
	Shin-Etsu Chemical Co., Ltd.	12,600	581,934
	Syngenta AG, Registered Shares	2,560	594,469
	Umicore	47	1,070

8

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (CONTINUED)
Chemicals — (continued)
	Yara International ASA	16,021	448,656
Chemicals Total			4,701,384
Construction Materials — 0.2%
	CRH PLC	26,082	596,410
Construction Materials Total			596,410
Containers & Packaging — 0.2%
	Owens-Illinois, Inc. (a)	23,800	666,638
Containers & Packaging Total			666,638
Metals & Mining — 0.8%
	BHP Billiton Ltd.	24,276	665,342
	Newcrest Mining Ltd.	29,161	714,567
	Nucor Corp.	21,800	968,574
	Steel Dynamics, Inc.	30,100	443,373
Metals & Mining Total			2,791,856
Paper & Forest Products — 0.2%
	Weyerhaeuser Co.	25,200	766,836
Paper & Forest Products Total			766,836
MATERIALS TOTAL			9,523,124
TELECOMMUNICATION SERVICES — 1.4%
Diversified Telecommunication Services — 1.3%
	AT&T, Inc.	90,315	2,243,425
	China Unicom Ltd.	490,000	651,650
	Deutsche Telekom AG, Registered Shares	31,744	375,168
	Verizon Communications, Inc.	33,602	1,032,589
Diversified Telecommunication Services Total			4,302,832
Wireless Telecommunication Services — 0.1%
	American Tower Corp., Class A (a)	15,200	479,256
Wireless Telecommunication Services Total			479,256
TELECOMMUNICATION SERVICES TOTAL			4,782,088
UTILITIES — 2.1%
Electric Utilities — 1.0%
	Electricite de France	11,286	550,350
	Exelon Corp.	13,600	696,456
	FPL Group, Inc.	30,800	1,751,288
	Northeast Utilities	14,121	315,039
Electric Utilities Total			3,313,133
Independent Power Producers & Energy Traders — 0.3%
	AES Corp. (a)	95,655	1,110,555
Independent Power Producers & Energy Traders Total			1,110,555

9

		Shares	Value ($)
Common Stocks — (continued)
UTILITIES — (CONTINUED)
Multi-Utilities — 0.7%
	PG&E Corp.	25,748	989,753
	Public Service Enterprise Group, Inc.	13,146	428,954
	Suez Environnement SA	16,264	285,211
	Wisconsin Energy Corp.	11,200	455,952
Multi-Utilities Total			2,159,870
Water Utilities — 0.1%
	Epure International Ltd.	1,226,000	378,132
Water Utilities Total			378,132
UTILITIES TOTAL			6,961,690

	Total Common Stocks (cost of $177,281,005)		187,146,031

		Par ($)
Mortgage-Backed Securities — 14.0%
Federal Home Loan Mortgage Corp.
	4.500% 02/01/39	422,105	420,758
	4.500% 04/01/39	3,231,403	3,220,769
	5.000% 12/01/35	1,170,078	1,194,714
	5.000% 06/01/36	1,184,657	1,207,563
	5.000% 07/01/38	1,799,903	1,833,199
	5.000% 11/01/38	2,530,716	2,577,530
	5.000% 05/01/39	1,370,000	1,395,206
	5.500% 07/01/21	2,064,193	2,162,113
	5.500% 12/01/37	4,469,240	4,620,034
	5.500% 01/01/39	1,106,574	1,143,848
	6.500% 07/01/14	28,778	30,532
	6.500% 12/01/14	24,609	26,109
	6.500% 06/01/29	26,629	28,610
	6.500% 01/01/30	72,619	78,022
	6.500% 11/01/37	1,427,334	1,518,498
	7.000% 11/01/29	43,223	46,953
	7.000% 01/01/30	6,909	7,505
	8.000% 07/01/20	19,350	20,826
Federal National Mortgage Association
	5.000% 05/01/37	1,637,163	1,669,587
	5.500% 05/01/36	2,211,831	2,287,841
	5.500% 11/01/36	4,643,835	4,803,422
	6.000% 11/01/35	322,949	338,800
	6.000% 09/01/36	968,715	1,014,747

10

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	6.000% 07/01/37	2,294,973	2,401,878
	6.000% 06/01/38	2,486,711	2,602,018
	6.000% 03/01/39	2,885,285	3,019,687
	6.500% 04/01/11	74,490	78,939
	6.500% 05/01/11	268,755	284,807
	6.500% 11/01/25	3	3
	6.500% 08/01/34	339,532	363,624
	6.500% 11/01/36	1,547,188	1,650,444
	6.500% 11/01/37	1,234,095	1,316,070
	6.500% 03/01/38	936,723	998,945
	6.500% 06/01/38	1,462,519	1,559,668
	7.000% 08/15/23	129,667	140,911
	7.000% 07/01/32	12,207	13,362
	7.000% 01/01/37	80,902	87,991
	7.000% 07/01/37	528,671	574,234
Government National Mortgage Association
	6.000% 12/15/37	782,951	816,686

	Total Mortgage-Backed Securities (cost of $46,187,247)		47,556,453
Corporate Fixed-Income Bonds & Notes — 10.1%
BASIC MATERIALS — 0.2%
Chemicals — 0.1%
EI Du Pont de Nemours & Co.
	5.000% 07/15/13	230,000	241,875
Chemicals Total			241,875
Iron/Steel — 0.1%
Nucor Corp.
	5.850% 06/01/18	380,000	394,113
Iron/Steel Total			394,113
BASIC MATERIALS TOTAL			635,988
COMMUNICATIONS — 1.2%
Media — 0.4%
Comcast Corp.
	7.050% 03/15/33	475,000	505,522
News America, Inc.
	6.550% 03/15/33	495,000	443,039
Viacom, Inc.
	6.125% 10/05/17	225,000	218,661
Media Total			1,167,222

11

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (CONTINUED)
Telecommunication Services — 0.8%
AT&T, Inc.
	5.100% 09/15/14	490,000	509,006
British Telecommunications PLC
	5.150% 01/15/13	400,000	398,620
New Cingular Wireless Services, Inc.
	8.750% 03/01/31	315,000	383,925
Telefonica Emisiones SAU
	5.984% 06/20/11	475,000	500,134
Verizon Wireless Capital LLC
	5.550% 02/01/14(c)	500,000	530,814
Vodafone Group PLC
	5.750% 03/15/16	430,000	441,451
Telecommunication Services Total			2,763,950
COMMUNICATIONS TOTAL			3,931,172
CONSUMER CYCLICAL — 0.2%
Retail — 0.2%
CVS Caremark Corp.
	5.750% 06/01/17	450,000	452,326
Wal-Mart Stores, Inc.
	5.800% 02/15/18	350,000	381,270
Retail Total			833,596
CONSUMER CYCLICAL TOTAL			833,596
CONSUMER NON-CYCLICAL — 0.6%
Beverages — 0.2%
Bottling Group LLC
	6.950% 03/15/14	300,000	342,174
Miller Brewing Co.
	5.500% 08/15/13(c)	441,000	436,037
Beverages Total			778,211
Food — 0.1%
Campbell Soup Co.
	4.500% 02/15/19	205,000	201,536
ConAgra Foods, Inc.
	6.750% 09/15/11	33,000	35,290
Food Total			236,826
Pharmaceuticals — 0.3%
Express Scripts, Inc.
	5.250% 06/15/12	385,000	397,764

12

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (CONTINUED)
Pharmaceuticals — (continued)
Wyeth
	5.500% 02/01/14	480,000	513,712
Pharmaceuticals Total			911,476
CONSUMER NON-CYCLICAL TOTAL			1,926,513
ENERGY — 1.0%
Oil & Gas — 0.5%
Canadian Natural Resources Ltd.
	5.700% 05/15/17	400,000	404,484
Chevron Corp.
	4.950% 03/03/19	400,000	413,317
Nexen, Inc.
	5.875% 03/10/35	475,000	407,000
Talisman Energy, Inc.
	6.250% 02/01/38	485,000	436,826
Oil & Gas Total			1,661,627
Oil & Gas Services — 0.2%
Halliburton Co.
	5.900% 09/15/18	325,000	347,058
Weatherford International Ltd.
	5.150% 03/15/13	340,000	339,103
Oil & Gas Services Total			686,161
Pipelines — 0.3%
Enterprise Products Operating LLC
	4.600% 08/01/12	350,000	352,394
Plains All American Pipeline LP/PAA Finance Corp.
	6.650% 01/15/37	240,000	222,660
TransCanada Pipelines Ltd.
	6.350% 05/15/67(d)	640,000	444,800
Pipelines Total			1,019,854
ENERGY TOTAL			3,367,642
FINANCIALS — 5.2%
Banks — 3.3%
ANZ National International Ltd.
	6.200% 07/19/13(c)	650,000	669,612
Bank of New York Mellon Corp.
	5.125% 08/27/13	650,000	684,186
Capital One Financial Corp.
	5.500% 06/01/15	875,000	808,938
Citicorp Lease Pass-Through Trust
	8.040% 12/15/19(c)(e)	1,360,000	1,236,750

13

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (CONTINUED)
Banks — (continued)
Citigroup Funding, Inc.
	2.000% 03/30/12(g)	1,500,000	1,503,395
Credit Suisse/New York NY
	6.000% 02/15/18	525,000	524,121
Deutsche Bank AG
	4.875% 05/20/13	475,000	487,574
Goldman Sachs Group, Inc.
	6.345% 02/15/34	515,000	415,480
HSBC Capital Funding LP
	9.547% 12/31/49(c)(d)(e)	765,000	713,398
JPMorgan Chase & Co.
	6.000% 01/15/18	800,000	794,726
Keycorp
	6.500% 05/14/13	520,000	518,087
Merrill Lynch & Co., Inc.
	6.050% 08/15/12(f)	725,000	726,916
Morgan Stanley
	6.750% 04/15/11	310,000	324,746
Northern Trust Corp.
	4.625% 05/01/14	680,000	698,773
U.S. Bank N.A.
	6.300% 02/04/14	650,000	705,947
Wachovia Corp.
	4.875% 02/15/14	650,000	634,845
Banks Total			11,447,494
Diversified Financial Services — 0.9%
AGFC Capital Trust I
	6.000% 01/15/67(c)(d)(e)	725,000	152,250
Ameriprise Financial, Inc.
	7.300% 06/28/19	435,000	445,139
General Electric Capital Corp.
	2.250% 03/12/12(g)	1,500,000	1,513,273
	5.000% 01/08/16	755,000	742,141
Lehman Brothers Holdings, Inc.
	5.750% 07/18/11(b)(h)	750,000	120,000
Diversified Financial Services Total			2,972,803
Insurance — 0.7%
Chubb Corp.
	5.750% 05/15/18	375,000	388,963

14

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (CONTINUED)
Insurance — (continued)
Lincoln National Corp.
	8.750% 07/01/19	485,000	489,109
MetLife, Inc.
	6.817% 08/15/18	440,000	443,128
Principal Life Income Funding Trusts
	5.300% 04/24/13	575,000	573,679
UnitedHealth Group, Inc.
	5.250% 03/15/11	325,000	335,412
Insurance Total			2,230,291
Real Estate Investment Trusts (REITs) — 0.3%
Health Care Property Investors, Inc.
	6.450% 06/25/12	500,000	486,608
Simon Property Group LP
	5.750% 12/01/15	450,000	414,442
Real Estate Investment Trusts (REITs) Total			901,050
FINANCIALS TOTAL			17,551,638
INDUSTRIALS — 0.4%
Aerospace & Defense — 0.1%
United Technologies Corp.
	5.375% 12/15/17	350,000	370,662
Aerospace & Defense Total			370,662
Transportation — 0.3%
Burlington Northern Santa Fe Corp.
	6.200% 08/15/36	315,000	320,810
Norfolk Southern Corp.
	5.750% 04/01/18	350,000	357,860
Union Pacific Corp.
	6.650% 01/15/11	400,000	419,779
Transportation Total			1,098,449
INDUSTRIALS TOTAL			1,469,111
TECHNOLOGY — 0.2%
Networking Products — 0.1%
Cisco Systems, Inc.
	4.950% 02/15/19	525,000	524,974
Networking Products Total			524,974

15

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
TECHNOLOGY — (CONTINUED)
Software — 0.1%
Oracle Corp.
	6.500% 04/15/38	325,000	346,172
Software Total			346,172
TECHNOLOGY TOTAL			871,146
UTILITIES — 1.1%
Electric — 0.8%
Commonwealth Edison Co.
	5.950% 08/15/16	350,000	363,915
Consolidated Edison Co. of New York
	5.850% 04/01/18	350,000	367,759
Indiana Michigan Power Co.
	5.650% 12/01/15	723,000	714,528
Pacific Gas & Electric Co.
	5.800% 03/01/37	585,000	587,924
Progress Energy, Inc.
	7.750% 03/01/31	325,000	381,822
Southern California Edison Co.
	5.000% 01/15/14	450,000	473,054
Electric Total			2,889,002
Gas — 0.3%
Atmos Energy Corp.
	6.350% 06/15/17	400,000	406,931
Sempra Energy
	6.500% 06/01/16	450,000	469,729
Gas Total			876,660
UTILITIES TOTAL			3,765,662

	Total Corporate Fixed-Income Bonds & Notes (cost of $35,725,729)		34,352,468
Government & Agency Obligations — 7.0%
FOREIGN GOVERNMENT OBLIGATIONS — 0.7%
Province of Ontario
	5.450% 04/27/16	500,000	533,594
Province of Quebec
	4.625% 05/14/18	760,000	752,019
United Mexican States
	7.500% 04/08/33	875,000	960,312
FOREIGN GOVERNMENT OBLIGATIONS TOTAL			2,245,925

16

		Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. GOVERNMENT AGENCIES — 1.1%
Federal Home Loan Bank
	5.500% 08/13/14	2,055,000	2,294,214
Federal Home Loan Mortgage Corp.
	5.500% 08/23/17	1,300,000	1,462,256
Federal National Mortgage Association
	5.375% 08/15/09(i)	95,000	95,598
U.S. GOVERNMENT AGENCIES TOTAL			3,852,068
U.S. GOVERNMENT OBLIGATIONS — 5.2%
U.S. Treasury Bond
	5.375% 02/15/31	8,881,000	10,193,718
U.S. Treasury Inflation Indexed Bond
	3.500% 01/15/11	2,652,342	2,767,554
U.S. Treasury Notes
	0.875% 04/30/11	1,850,000	1,844,580
	2.250% 05/31/14	3,000,000	2,959,680
U.S. GOVERNMENT OBLIGATIONS TOTAL			17,765,532

	Total Government & Agency Obligations (cost of $23,214,910)		23,863,525
Commercial Mortgage-Backed Securities — 4.5%
Citigroup/Deutsche Bank Commercial Mortgage Trust
	5.366% 12/11/49(d)	1,010,000	470,012
First Union National Bank Commercial Mortgage Trust
	6.141% 02/12/34	5,000,000	5,014,960
JPMorgan Chase Commercial Mortgage Securities Corp.
	4.780% 07/15/42	630,000	428,024
	5.440% 06/12/47	2,040,000	1,536,132
	5.447% 06/12/47	1,023,000	747,078
	5.525% 04/15/43(d)	2,902,000	1,685,930
LB-UBS Commercial Mortgage Trust
	6.510% 12/15/26	2,841,749	2,931,046
Morgan Stanley Capital I
	5.558% 03/12/44(d)	2,800,000	2,267,959

	Total Commercial Mortgage-Backed Securities (cost of $18,082,016)		15,081,141
Collateralized Mortgage Obligations — 3.1%
AGENCY — 0.5%
Federal Home Loan Mortgage Corp.
	4.500% 08/15/28	380,000	391,820

17

		Par ($)	Value ($)
Collateralized Mortgage Obligations — (continued)
AGENCY — (CONTINUED)
Federal National Mortgage Association
	5.000% 12/25/15	1,262,773	1,286,601
AGENCY TOTAL			1,678,421
NON - AGENCY — 2.6%
Bear Stearns Adjustable Rate Mortgage Trust
	5.507% 02/25/47(d)	1,159,711	605,706
Countrywide Alternative Loan Trust
	5.250% 03/25/35	1,434,344	1,121,926
	5.250% 08/25/35	323,597	266,137
	5.500% 10/25/35	1,041,616	773,554
JPMorgan Mortgage Trust
	6.041% 10/25/36(d)	1,930,922	1,516,402
Lehman Mortgage Trust
	6.500% 01/25/38	1,605,311	1,147,547
Residential Asset Securitization Trust
	4.500% 08/25/34	1,377,422	1,184,622
WaMu Mortgage Pass-Through Certificates
	5.687% 02/25/37(d)	2,997,415	1,672,891
Washington Mutual Alternative Mortgage Pass-Through Certificates
	5.500% 07/25/35	552,545	439,846
NON-AGENCY TOTAL			8,728,631

	Total Collateralized Mortgage Obligations (cost of $14,138,088)		10,407,052
Asset-Backed Securities — 1.9%
Citicorp Residential Mortgage Securities, Inc.
	6.080% 06/25/37	1,050,000	878,703
Ford Credit Auto Owner Trust
	5.470% 06/15/12	1,470,000	1,534,861
Franklin Auto Trust
	5.360% 05/20/16	1,890,000	1,867,982
Green Tree Financial Corp.
	6.870% 01/15/29	291,854	263,712
Harley-Davidson Motorcycle Trust
	5.350% 03/15/13	1,673,688	1,722,687

	Total Asset-Backed Securities (cost of $6,361,267)		6,267,945

18

		Shares	Value ($)
Convertible Preferred Stocks — 0.3%
HEALTH CARE — 0.1%
Pharmaceuticals — 0.1%
	Schering-Plough Corp., 6.000%	2,000	453,400
Pharmaceuticals Total			453,400
HEALTH CARE TOTAL			453,400
MATERIALS — 0.2%
Metals & Mining — 0.2%
	Freeport-McMoRan Copper & Gold, Inc., 6.750%	8,600	683,098
Metals & Mining Total			683,098
MATERIALS TOTAL			683,098

	Total Convertible Preferred Stocks (cost of $866,386)		1,136,498
Rights — 0.0%
INDUSTRIALS — 0.0%
Electrical Equipment — 0.0%
Renewable Energy Corp. AS
	Expires 07/13/09(a)	10,635	38,040
Electrical Equipment Total			38,040
INDUSTRIALS TOTAL			38,040

	Total Rights (cost of $45,500)		38,040

		Par ($)
Short-Term Obligation — 3.4%
	Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/09, due 07/01/09 at 0.030%, collateralized by U.S. Government Agency obligations with various maturities to 11/17/15, market value $11,602,738 (repurchase proceeds $11,364,009)	11,364,000	11,364,000

	Total Short-Term Obligation (cost of $11,364,000)		11,364,000

	Total Investments — 99.5% (cost of $333,266,148)(j)(k)		337,213,153

	Other Assets & Liabilities, Net — 0.5%		1,852,619

	Net Assets — 100.0%		339,065,772

19

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities, exchange-traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

20

The Fund has implemented Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), which establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2009, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary
Automobiles	$—	$881,016	$—	$881,016
Distributors	—	445,841	—	445,841
Diversified Consumer Services	227,584	766,606	—	994,190
Hotels, Restaurants & Leisure	3,455,537	528,687	—	3,984,224
Household Durables	190,008	—	—	190,008
Internet & Catalog Retail	493,594	233,203	—	726,797
Media	879,416	476,910	—	1,356,326
Multiline Retail	3,538,330	—	—	3,538,330
Specialty Retail	4,117,240	—	—	4,117,240
Textiles, Apparel & Luxury Goods	417,612	—	—	417,612
Consumer Discretionary Total	13,319,321	3,332,263	—	16,651,584
Consumer Staples
Beverages	2,941,166	1,635,441	—	4,576,607
Food & Staples Retailing	3,334,389	—	—	3,334,389
Food Products	360,084	1,884,162	—	2,244,246
Household Products	3,280,822	—	—	3,280,822
Personal Products	1,969,439	—	—	1,969,439
Tobacco	2,907,448	1,268,601	—	4,176,049
Consumer Staples Total	14,793,348	4,788,204	—	19,581,552
Energy
Energy Equipment & Services	4,248,863	—	—	4,248,863
Oil, Gas & Consumable Fuels	14,212,104	2,958,918	—	17,171,022
Energy Total	18,460,967	2,958,918	—	21,419,885
Financials
Capital Markets	1,470,212	303,459	—	1,773,671
Commercial Banks	11,719,387	2,408,019	—	14,127,406
Diversified Financial Services	4,528,972	—	—	4,528,972
Insurance	4,756,781	1,084,661	—	5,841,442
Real Estate Investment Trusts (REITs)	2,110,046	—	—	2,110,046
Real Estate Management & Development	—	433,240	—	433,240
Thrifts & Mortgage Finance	—	1,158,608	—	1,158,608
Financials Total	24,585,398	5,387,987	—	29,973,385
Health Care
Biotechnology	3,676,112	—	—	3,676,112

21

Health Care Equipment & Supplies	2,644,422	—	—	2,644,422
Health Care Providers & Services	3,540,934	—	—	3,540,934
Life Sciences Tools & Services	4,015,067	1,058,683	—	5,073,750
Pharmaceuticals	6,773,457	1,815,854	—	8,589,311
Health Care Total	20,649,992	2,874,537	—	23,524,529
Industrials
Aerospace & Defense	6,789,648	—	—	6,789,648
Airlines	508,976	—	—	508,976
Commercial Services & Supplies	868,996	—	—	868,996
Construction & Engineering	588,236	321,217	—	909,453
Electrical Equipment	530,955	2,498,929	—	3,029,884
Industrial Conglomerates	1,724,379	—	—	1,724,379
Machinery	2,757,763	1,167,208	—	3,924,971
Professional Services	479,139	532,715	—	1,011,854
Road & Rail	811,724	—	—	811,724
Trading Companies & Distributors	884,304	766,910	—	1,651,214
Transportation Infrastructure	—	421,166	—	421,166
Industrials Total	15,944,120	5,708,145	—	21,652,265
Information Technology
Communications Equipment	4,263,894	554,049	—	4,817,943
Computers & Peripherals	9,227,587	—	—	9,227,587
Electronic Equipment, Instruments & Components	1,103,322	—	—	1,103,322
Internet Software & Services	3,201,639	—	—	3,201,639
IT Services	535,436	—	—	535,436
Semiconductors & Semiconductor Equipment	5,845,786	1,696,420	—	7,542,206
Software	6,647,796	—	—	6,647,796
Information Technology Total	30,825,460	2,250,469	—	33,075,929
Materials
Chemicals	3,075,255	1,626,129	—	4,701,384
Construction Materials	—	596,410	—	596,410
Containers & Packaging	666,638	—	—	666,638
Metals & Mining	1,411,947	1,379,909	—	2,791,856
Paper & Forest Products	766,836	—	—	766,836
Materials Total	5,920,676	3,602,448	—	9,523,124
Telecommunication Services
Diversified Telecommunication Services	3,276,014	1,026,818	—	4,302,832
Wireless Telecommunication Services	479,256	—	—	479,256
Telecommunication Services Total	3,755,270	1,026,818	—	4,782,088
Utilities
Electric Utilities	2,762,783	550,350	—	3,313,133
Independent Power Producers & Energy Traders	1,110,555	—	—	1,110,555
Multi-Utilities	1,874,659	285,211	—	2,159,870
Water Utilities	—	378,132	—	378,132
Utilities Total	5,747,997	1,213,693	—	6,961,690
Total Common Stocks	154,002,549	33,143,482	—	187,146,031
Mortgage-Backed Securities	—	47,556,453	—	47,556,453
Corporate Fixed-Income Bonds & Notes
Basic Materials
Chemicals	—	241,875	—	241,875
Iron/Steel	—	394,113	—	394,113
Basic Materials Total	—	635,988	—	635,988
Communications
Media	—	1,167,222	—	1,167,222
Telecommunication Services	—	2,763,950	—	2,763,950
Communications Total	—	3,931,172	—	3,931,172
Consumer Cyclical
Retail	—	833,596	—	833,596
Consumer Cyclical Total	—	833,596	—	833,596
Consumer Non-Cyclical
Beverages	—	778,211	—	778,211
Food	—	236,826	—	236,826

22

Pharmaceuticals	—	911,476	—	911,476
Consumer Non-Cyclical Total	—	1,926,513	—	1,926,513
Energy
Oil & Gas	—	1,661,627	—	1,661,627
Oil & Gas Services	—	686,161	—	686,161
Pipelines	—	1,019,854	—	1,019,854
Energy Total	—	3,367,642	—	3,367,642
Financials
Banks	—	11,447,494	—	11,447,494
Diversified Financial Services	—	2,972,803	—	2,972,803
Insurance	—	2,230,291	—	2,230,291
Real Estate Investment Trusts (REITs)	—	901,050	—	901,050
Financials Total	—	17,551,638	—	17,551,638
Industrials
Aerospace & Defense	—	370,662	—	370,662
Transportation	—	1,098,449	—	1,098,449
Industrials Total	—	1,469,111	—	1,469,111
Technology
Networking Equipment	—	524,974	—	524,974
Software	—	346,172	—	346,172
Technology Total	—	871,146	—	871,146
Utilities
Electric	—	2,889,002	—	2,889,002
Gas	—	876,660	—	876,660
Utilities Total	—	3,765,662	—	3,765,662
Total Corporate Fixed-Income Bonds & Notes	—	34,352,468	—	34,352,468
Government & Agency Obligations
Foreign Government Obligations	—	2,245,925	—	2,245,925
U.S. Government Agencies	—	3,852,068	—	3,852,068
U.S. Government Obligations	17,765,532	—	—	17,765,532
Total Government & Agency Obligations	17,765,532	6,097,993	—	23,863,525
Commercial Mortgage-Backed Securities	—	15,081,141	—	15,081,141
Collateralized Mortgage Obligations
Agency	—	1,678,421	—	1,678,421
Non - Agency	—	8,728,631	—	8,728,631
Total Collateralized Mortgage Obligations	—	10,407,052	—	10,407,052
Asset-Backed Securities	—	6,267,945	—	6,267,945
Convertible Preferred Stock
Health Care
Pharmaceuticals	453,400	—	—	453,400
Health Care Total	453,400	—	—	453,400
Materials
Metals & Mining	683,098	—	—	683,098
Materials Total	683,098	—	—	683,098
Total Convertible Preferred Stock	1,136,498	—	—	1,136,498
Rights
Industrials
Electrical Equipment	—	38,040	—	38,040
Industrials Total	—	38,040	—	38,040
Total Rights	—	38,040	—	38,040
Short-Term Obligation
Repurchase Agreement	—	11,364,000	—	11,364,000
Total Short-Term Obligation	—	11,364,000	—	11,364,000
Total Investments	172,904,579	164,308,574	—	337,213,153

Futures contracts	(81,082)	—	—	(81,082)
Total	$172,823,497	$—	$—	$337,132,071

23

(a)	Non-income producing security.
(b)

The issuer has filed for bankruptcy protection under Chapter 11. Income is not being accrued. At June 30, 2009, the value of this security which amounted to $120,000 represents less than 0.1% of net assets

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, these securities, which are not illiquid, amounted to $3,738,861, which represents 1.1% of net assets.

(d)	The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2009.
(e)

Denotes a restricted security, which is subject to restrictions on resale under federal securities laws or in transactions exempt from registration. At June 30, 2009, the value of these securities amounted to $2,102,398, which represents 0.6% of net assets

	Security	Acquisition Date	Par	Cost	Market Value
	AGFC Capital Trust I 6.000% 01/15/67	01/17/2007	$725,000	$723,238	$152,250
	Citicorp Lease Pass-Through Trust 8.040% 12/15/19	01/06/2000& 04/12/2001	1,360,000	1,371,414	1,236,750
	HSBC Capital Funding LP 9.547% 12/31/49	01/02/2003	765,000	935,870	713,398
					$2,102,398

(f)	Investments in affiliates during the nine months ended June 30, 2009:
	Security name: Merrill Lynch & Co., Inc.
	6.050% 08/15/12

	Par as of 09/30/08:				$725,000
	Par purchased:				$—
	Par sold:				$—
	Par as of 06/30/09:				$725,000
	Net realized gain (loss):				$—
	Interest income earned:				$32,897
	Value at end of period:				$726,916

	As of 01/01/2009 Merrill Lynch & Co., Inc. is a wholly owned subsidiary of Bank of America Corporation and an affiliate of Columbia Management.
(g)	Security is guaranteed by the Federal Deposit Insurance Company.
(h)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. The value of this security amounted to $120,000, which represents less than 0.1% of net assets.
(i)	All of this security with a market value of $95,598 is pledged as collateral for open futures contracts.
(j)	Cost for federal income tax purposes is $333,405,012.

24

(k)	Unrealized appreciation and depreciation at June 30, 2009, based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$27,915,780	$(24,107,639)	$3,808,141

At June 30, 2009, the Fund held the following open long futures contracts:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Notes	9	$1,046,390	$1,043,396	Sept-2009	$2,994
S&P 500 Index Futures	17	3,662,000	3,746,076	Sept-2009	(84,076)

					$(81,082)

Acronym	Name
ADR	American Depositary Receipt

25

INVESTMENT PORTFOLIO
June 30, 2009 (Unaudited)	Columbia Small Cap Core Fund

	Shares	Value ($)*
Common Stocks — 96.3%
CONSUMER DISCRETIONARY — 11.5%
Auto Components — 1.3%
Cooper Tire & Rubber Co.	213,096	2,113,912
Dorman Products, Inc. (a)	266,722	3,688,765
Hawk Corp., Class A (a)	26,596	368,355
Auto Components Total		6,171,032
Diversified Consumer Services — 1.1%
Nobel Learning Communities, Inc. (a)	165,966	1,903,630
Regis Corp.	192,320	3,348,291
Diversified Consumer Services Total		5,251,921
Hotels, Restaurants & Leisure — 1.6%
CEC Entertainment, Inc. (a)	139,007	4,097,926
Morgans Hotel Group Co. (a)	204,831	784,503
O’Charleys, Inc.	294,662	2,725,624
Hotels, Restaurants & Leisure Total		7,608,053
Household Durables — 0.3%
Jarden Corp. (a)	64,092	1,201,725
Household Durables Total		1,201,725
Leisure Equipment & Products — 1.0%
Callaway Golf Co.	153,447	777,976
RC2 Corp. (a)	172,447	2,281,474
Steinway Musical Instruments, Inc. (a)	147,764	1,581,075
Leisure Equipment & Products Total		4,640,525
Media — 0.4%
Scholastic Corp.	83,986	1,662,083
Sinclair Broadcast Group, Inc., Class A	154,723	300,162
Media Total		1,962,245
Specialty Retail — 3.9%
Buckle, Inc.	32,731	1,039,864
Collective Brands, Inc. (a)	260,307	3,792,673
Monro Muffler Brake, Inc.	152,805	3,928,616
Penske Auto Group, Inc.	102,500	1,705,600
Rent-A-Center, Inc. (a)	225,282	4,016,778
Stage Stores, Inc.	302,028	3,352,511
Specialty Retail Total		17,836,042
Textiles, Apparel & Luxury Goods — 1.9%
Quiksilver, Inc. (a)	189,605	350,770
Rocky Brands, Inc. (a)	107,199	419,148

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (CONTINUED)
Textiles, Apparel & Luxury Goods — (continued)
Unifirst Corp.	213,819	7,947,652
Textiles, Apparel & Luxury Goods Total		8,717,570
CONSUMER DISCRETIONARY TOTAL		53,389,113
CONSUMER STAPLES — 1.9%
Food & Staples Retailing — 0.9%
Casey’s General Stores, Inc.	82,451	2,118,166
Pantry, Inc. (a)	116,116	1,927,526
Food & Staples Retailing Total		4,045,692
Food Products — 0.6%
Corn Products International, Inc.	115,401	3,091,593
Food Products Total		3,091,593
Household Products — 0.4%
Central Garden & Pet Co. (a)	57,183	628,441
Central Garden & Pet Co., Class A (a)	115,566	1,138,325
Household Products Total		1,766,766
CONSUMER STAPLES TOTAL		8,904,051
ENERGY — 2.8%
Energy Equipment & Services — 2.3%
Gulfmark Offshore, Inc. (a)	114,691	3,165,471
Newpark Resources, Inc. (a)	415,440	1,184,004
Oceaneering International, Inc. (a)	36,570	1,652,964
Superior Well Services, Inc. (a)	82,380	490,161
Tetra Technologies, Inc. (a)	508,281	4,045,917
Energy Equipment & Services Total		10,538,517
Oil, Gas & Consumable Fuels — 0.5%
EXCO Resources, Inc. (a)	157,187	2,030,856
GeoMet, Inc. (a)	113,417	124,759
Petroquest Energy, Inc. (a)	83,354	307,576
Oil, Gas & Consumable Fuels Total		2,463,191
ENERGY TOTAL		13,001,708
FINANCIALS — 9.2%
Capital Markets — 0.5%
Waddell & Reed Financial, Inc., Class A	86,607	2,283,827
Capital Markets Total		2,283,827
Commercial Banks — 2.1%
Boston Private Financial Holdings, Inc.	46,950	210,336
Encore Bancshares, Inc. (a)	22,025	159,681

2

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (CONTINUED)
Commercial Banks — (continued)
Iberiabank Corp.	51,901	2,045,418
Oriental Financial Group	277,309	2,689,897
SCBT Financial Corp.	75,222	1,782,009
Taylor Capital Group, Inc. (a)	195,582	1,339,737
Webster Financial Corp.	156,870	1,262,804
Commercial Banks Total		9,489,882
Consumer Finance — 0.2%
QC Holdings, Inc.	177,170	910,654
Consumer Finance Total		910,654
Insurance — 2.7%
Arthur J. Gallagher & Co.	49,900	1,064,866
Delphi Financial Group, Inc., Class A	94,100	1,828,363
First Mercury Financial Corp.	206,217	2,839,608
Horace Mann Educators Corp.	208,017	2,073,929
National Interstate Corp.	72,821	1,105,423
NYMAGIC, Inc.	79,543	1,104,057
State Auto Financial Corp.	143,254	2,506,945
Insurance Total		12,523,191
Real Estate Investment Trusts (REITs) — 2.1%
Acadia Realty Trust	150,596	1,965,278
American Campus Communities, Inc.	97,932	2,172,132
DiamondRock Hospitality Co.	258,924	1,620,864
DuPont Fabros Technology, Inc.	139,800	1,316,916
First Potomac Realty Trust	239,848	2,338,518
Sunstone Hotel Investors, Inc.	81,359	435,270
Real Estate Investment Trusts (REITs) Total		9,848,978
Thrifts & Mortgage Finance — 1.6%
Abington Bancorp, Inc.	176,921	1,408,291
Dime Community Bancshares	163,167	1,486,451
First Niagara Financial Group, Inc.	100,759	1,150,668
Jefferson Bancshares, Inc.	219,422	1,195,850
NewAlliance Bancshares, Inc.	196,389	2,258,474
Thrifts & Mortgage Finance Total		7,499,734
FINANCIALS TOTAL		42,556,266
HEALTH CARE — 16.7%
Biotechnology — 0.3%
BioMarin Pharmaceuticals, Inc. (a)	81,841	1,277,538
Biotechnology Total		1,277,538
Health Care Equipment & Supplies — 5.2%
Analogic Corp.	148,606	5,490,992

3

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (CONTINUED)
Health Care Equipment & Supplies — (continued)
Cooper Companies, Inc.	76,674	1,896,148
Greatbatch, Inc. (a)	79,953	1,807,737
Invacare Corp.	304,951	5,382,385
STAAR Surgical Co. (a)	989,667	2,385,097
Symmetry Medical, Inc. (a)	218,558	2,036,961
Thoratec Corp. (a)	62,287	1,668,046
West Pharmaceutical Services, Inc.	98,440	3,430,634
Health Care Equipment & Supplies Total		24,098,000
Health Care Providers & Services — 7.7%
Air Methods Corp. (a)	140,129	3,833,930
LifePoint Hospitals, Inc. (a)	149,095	3,913,744
Magellan Health Services, Inc. (a)	81,426	2,672,401
Owens & Minor, Inc.	60,752	2,662,153
Providence Service Corp. (a)	388,905	4,258,510
PSS World Medical, Inc. (a)	143,202	2,650,669
Psychiatric Solutions, Inc. (a)	126,545	2,877,633
Res-Care, Inc. (a)	739,384	10,573,191
U.S. Physical Therapy, Inc. (a)	149,407	2,203,753
Health Care Providers & Services Total		35,645,984
Life Sciences Tools & Services — 1.1%
Cambrex Corp. (a)	435,103	1,792,624
Varian, Inc. (a)	86,981	3,429,661
Life Sciences Tools & Services Total		5,222,285
Pharmaceuticals — 2.4%
Hi-Tech Pharmacal Co., Inc. (a)	211,765	1,884,709
Noven Pharmaceuticals, Inc. (a)	164,896	2,358,013
Obagi Medical Products, Inc. (a)	395,931	2,886,337
Valeant Pharmaceuticals International (a)	142,910	3,675,645
Pharmaceuticals Total		10,804,704
HEALTH CARE TOTAL		77,048,511
INDUSTRIALS — 20.6%
Aerospace & Defense — 4.2%
AAR Corp. (a)	336,794	5,405,544
American Science & Engineering, Inc.	33,700	2,329,344
Argon ST, Inc. (a)	116,031	2,386,757
Axsys Technologies, Inc. (a)	51,300	2,751,732
Ladish Co., Inc. (a)	87,637	1,136,652

4

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (CONTINUED)
Aerospace & Defense — (continued)
LMI Aerospace, Inc. (a)	71,907	727,699
Moog, Inc., Class A (a)	176,441	4,553,942
Aerospace & Defense Total		19,291,670
Air Freight & Logistics — 0.1%
Pacer International, Inc.	169,838	378,739
Air Freight & Logistics Total		378,739
Building Products — 0.2%
Insteel Industries, Inc.	57,424	473,174
NCI Building Systems, Inc. (a)	265,479	700,864
Building Products Total		1,174,038
Commercial Services & Supplies — 1.0%
Consolidated Graphics, Inc. (a)	100,444	1,749,735
McGrath Rentcorp	145,268	2,768,808
Commercial Services & Supplies Total		4,518,543
Construction & Engineering — 3.0%
EMCOR Group, Inc. (a)	293,068	5,896,528
MasTec, Inc. (a)	279,117	3,271,251
Northwest Pipe Co. (a)	93,981	3,266,780
Sterling Construction Co., Inc. (a)	97,162	1,482,692
Construction & Engineering Total		13,917,251
Electrical Equipment — 3.8%
AZZ, Inc. (a)	50,922	1,752,226
Baldor Electric Co.	189,754	4,514,248
BTU International, Inc. (a)	277,842	1,455,892
GrafTech International Ltd. (a)	309,746	3,503,227
LSI Industries, Inc.	471,588	2,570,155
Powell Industries, Inc. (a)	100,600	3,729,242
Electrical Equipment Total		17,524,990
Industrial Conglomerates — 0.4%
Otter Tail Corp.	81,900	1,788,696
Industrial Conglomerates Total		1,788,696
Machinery — 2.7%
Albany International Corp., Class A	162,464	1,848,840
Flanders Corp. (a)	476,926	2,914,018
Key Technology, Inc. (a)	175,893	1,739,582
Miller Industries, Inc. (a)	150,482	1,324,242
Nordson Corp.	41,764	1,614,596
Oshkosh Corp.	77,712	1,129,932
Tennant Co.	113,192	2,081,601
Machinery Total		12,652,811

5

	Shares	Value ($)
Common Stocks— (continued)
INDUSTRIALS — (CONTINUED)
Professional Services — 3.0%
FTI Consulting, Inc. (a)	61,362	3,112,281
Kforce, Inc. (a)	763,037	6,310,316
MPS Group, Inc. (a)	194,082	1,482,786
Navigant Consulting, Inc. (a)	110,678	1,429,960
Spherion Corp. (a)	427,145	1,759,837
Professional Services Total		14,095,180
Road & Rail — 1.0%
Arkansas Best Corp.	28,192	742,859
Frozen Food Express Industries	132,197	420,386
Kansas City Southern (a)	92,015	1,482,362
Werner Enterprises, Inc.	120,809	2,189,059
Road & Rail Total		4,834,666
Trading Companies & Distributors — 1.2%
Kaman Corp.	130,695	2,182,607
Rush Enterprises, Inc., Class A (a)	120,130	1,399,515
Rush Enterprises, Inc., Class B (a)	159,851	1,584,123
Titan Machinery, Inc. (a)	14,116	179,132
Trading Companies & Distributors Total		5,345,377
INDUSTRIALS TOTAL		95,521,961
INFORMATION TECHNOLOGY — 24.9%
Communications Equipment — 1.9%
ADC Telecommunications, Inc. (a)	269,170	2,142,593
Adtran, Inc.	146,346	3,142,049
Globecomm Systems, Inc. (a)	217,539	1,564,105
Performance Technologies, Inc. (a)(b)	619,141	1,826,466
Communications Equipment Total		8,675,213
Computers & Peripherals — 2.4%
Avid Technology, Inc. (a)	71,328	956,509
Hypercom Corp. (a)	424,215	636,323
iGO, Inc. (a)	428,053	299,637
Imation Corp.	220,204	1,675,752
Presstek, Inc. (a)	396,137	550,630
Rimage Corp. (a)	235,461	3,911,007
STEC, Inc. (a)	142,149	3,296,435
Computers & Peripherals Total		11,326,293
Electronic Equipment, Instruments & Components — 6.2%
Benchmark Electronics, Inc. (a)	947,100	13,638,240
FARO Technologies, Inc. (a)	270,406	4,199,405

6

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (CONTINUED)
Electronic Equipment, Instruments & Components — (continued)
Gerber Scientific, Inc. (a)	181,871	454,678
Keithley Instruments, Inc.	246,594	986,376
LeCroy Corp. (a)	122,148	458,055
Newport Corp. (a)	270,756	1,567,677
NU Horizons Electronics Corp. (a)	166,162	554,981
Plexus Corp. (a)	237,432	4,857,859
Rogers Corp. (a)	5,135	103,881
Technitrol, Inc.	268,223	1,735,403
Electronic Equipment, Instruments & Components Total		28,556,555
Internet Software & Services — 1.2%
EarthLink, Inc. (a)	708,940	5,253,246
Selectica, Inc. (a)	1,431,470	601,217
Internet Software & Services Total		5,854,463
IT Services — 2.7%
Analysts International Corp. (a)	856,765	480,645
Computer Task Group, Inc. (a)	663,206	4,045,556
infoGROUP, Inc. (a)	394,307	2,251,493
Integral Systems, Inc. (a)	206,955	1,721,866
Startek, Inc. (a)	132,154	1,059,875
TNS, Inc. (a)	155,501	2,915,644
IT Services Total		12,475,079
Semiconductors & Semiconductor Equipment — 4.9%
ATMI, Inc. (a)	204,551	3,176,677
Cirrus Logic, Inc. (a)	468,092	2,106,414
Exar Corp. (a)	196,713	1,414,366
Fairchild Semiconductor International, Inc. (a)	436,187	3,048,947
FEI Co. (a)	50,900	1,165,610
International Rectifier Corp. (a)	60,596	897,427
IXYS Corp.	193,929	1,962,562
ON Semiconductor Corp. (a)	639,506	4,387,011
Pericom Semiconductor Corp. (a)	246,157	2,072,642
Ultratech, Inc. (a)	194,130	2,389,740
Semiconductors & Semiconductor Equipment Total		22,621,396
Software — 5.6%
Bottomline Technologies, Inc. (a)	201,412	1,814,722
Epicor Software Corp. (a)	310,023	1,643,122
Lawson Software, Inc. (a)	520,925	2,906,762
Mentor Graphics Corp. (a)	396,924	2,171,174

7

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (CONTINUED)
Software — (continued)
	MSC.Software Corp. (a)	358,302	2,386,291
	PLATO Learning, Inc. (a)	262,046	1,048,184
	Progress Software Corp. (a)	288,290	6,103,099
	S1 Corp. (a)	324,260	2,237,394
	Sonic Solutions (a)	248,744	733,795
	Sybase, Inc. (a)	153,487	4,810,283
Software Total			25,854,826
INFORMATION TECHNOLOGY TOTAL			115,363,825
MATERIALS — 4.9%
Chemicals — 3.7%
	H.B. Fuller Co.	366,114	6,871,960
	Sensient Technologies Corp.	281,086	6,344,111
	Spartech Corp.	446,607	4,104,318
Chemicals Total			17,320,389
Containers & Packaging — 0.7%
	Greif, Inc., Class A	73,190	3,236,462
Containers & Packaging Total			3,236,462
Paper & Forest Products — 0.5%
	Glatfelter Co.	237,822	2,116,616
Paper & Forest Products Total			2,116,616
MATERIALS TOTAL			22,673,467
TELECOMMUNICATION SERVICES — 0.3%
Diversified Telecommunication Services — 0.3%
	General Communication, Inc., Class A (a)	197,142	1,366,194
Diversified Telecommunication Services Total			1,366,194
TELECOMMUNICATION SERVICES TOTAL			1,366,194
UTILITIES — 3.5%
Electric Utilities — 0.3%
	ALLETE, Inc.	42,300	1,216,125
Electric Utilities Total			1,216,125
Gas Utilities — 1.9%
	New Jersey Resources Corp.	96,499	3,574,323
	Northwest Natural Gas Co.	36,786	1,630,356
	South Jersey Industries, Inc.	108,890	3,799,172
Gas Utilities Total			9,003,851
Water Utilities — 1.3%
	American States Water Co.	114,859	3,978,716

8

		Shares	Value ($)
Common Stocks — (continued)
UTILITIES — (CONTINUED)
Water Utilities — (continued)
	California Water Service Group	52,873	1,947,841
Water Utilities Total			5,926,557
UTILITIES TOTAL			16,146,533

	Total Common Stocks (cost of $556,982,706)		445,971,629

		Par ($)
Short-Term Obligation — 4.2%
	Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/09, due 07/01/09 at 0.000001%, collateralized by a U.S. Treasury obligation maturing 05/15/10, market value $20,047,159 (repurchase proceeds $19,649,000)	19,649,000	19,649,000

	Total Short-Term Obligation (cost of $19,649,000)		19,649,000

	Total Investments — 100.5% (cost of $576,631,706)(c)(d)		465,620,629

	Other Assets & Liabilities, Net — (0.5)%		(2,503,814)

	Net Assets — 100.0%		463,116,815

Notes to Investment Portfolio:

*                 Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

9

The Fund has implemented Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) which establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2009, in valuing the Fund’s assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary
Auto Components	$6,171,032	$—	$—	$6,171,032
Diversified Consumer Services	5,251,921	—	—	5,251,921
Hotels, Restaurants & Leisure	7,608,053	—	—	7,608,053
Household Durables	1,201,725	—	—	1,201,725
Leisure Equipment & Products	4,640,525	—	—	4,640,525
Media	1,962,245	—	—	1,962,245
Specialty Retail	17,836,042	—	—	17,836,042
Textiles, Apparel & Luxury Goods	8,717,570	—	—	8,717,570
Consumer Discretionary Total	53,389,113	—	—	53,389,113
Consumer Staples
Food & Staples Retailing	4,045,692	—	—	4,045,692
Food Products	3,091,593	—	—	3,091,593
Household Products	1,766,766	—	—	1,766,766
Consumer Staples Total	8,904,051	—	—	8,904,051
Energy
Energy Equipment & Services	10,538,517	—	—	10,538,517
Oil, Gas & Consumable Fuels	2,463,191	—	—	2,463,191
Energy Total	13,001,708	—	—	13,001,708
Financials
Capital Markets	2,283,827	—	—	2,283,827
Commercial Banks	9,489,882	—	—	9,489,882
Consumer Finance	910,654	—	—	910,654
Insurance	12,523,191	—	—	12,523,191
Real Estate Investment Trusts (REITs)	9,848,978	—	—	9,848,978
Thrifts & Mortgage Finance	7,499,734	—	—	7,499,734
Financials Total	42,556,266	—	—	42,556,266
Health Care
Biotechnology	1,277,538	—	—	1,277,538
Health Care Equipment & Supplies	24,098,000	—	—	24,098,000
Health Care Providers & Services	35,645,984	—	—	35,645,984
Life Sciences Tools & Services	5,222,285	—	—	5,222,285
Pharmaceuticals	10,804,704	—	—	10,804,704
Health Care Total	77,048,511	—	—	77,048,511
Industrials
Aerospace & Defense	19,291,670	—	—	19,291,670

10

Air Freight & Logistics	378,739	—	—	378,739
Building Products	1,174,038	—	—	1,174,038
Commercial Services & Supplies	4,518,543	—	—	4,518,543
Construction & Engineering	13,917,251	—	—	13,917,251
Electrical Equipment	17,524,990	—	—	17,524,990
Industrial Conglomerates	1,788,696	—	—	1,788,696
Machinery	12,652,811	—	—	12,652,811
Professional Services	14,095,180	—	—	14,095,180
Road & Rail	4,834,666	—	—	4,834,666
Trading Companies & Distributors	5,345,377	—	—	5,345,377
Industrials Total	95,521,961	—	—	95,521,961
Information Technology
Communications Equipment	8,675,213	—	—	8,675,213
Computers & Peripherals	11,326,293	—	—	11,326,293
Electronic Equipment, Instruments & Components	28,556,555	—	—	28,556,555
Internet Software & Services	5,854,463	—	—	5,854,463
IT Services	12,475,079	—	—	12,475,079
Semiconductors & Semiconductor Equipment	22,621,396	—	—	22,621,396
Software	25,854,826	—	—	25,854,826
Information Technology Total	115,363,825	—	—	115,363,825
MATERIALS
Chemicals	17,320,389	—	—	17,320,389
Containers & Packaging	3,236,462	—	—	3,236,462
Paper & Forest Products	2,116,616	—	—	2,116,616
MATERIALS TOTAL	22,673,467	—	—	22,673,467
TELECOMMUNICATION SERVICES
Diversified Telecommunication Services	1,366,194	—	—	1,366,194
TELECOMMUNICATION SERVICES Total	1,366,194	—	—	1,366,194
Utilities
Electric Utilities	1,216,125	—	—	1,216,125
Gas Utilities	9,003,851	—	—	9,003,851
Water Utilities	5,926,557	—	—	5,926,557
Utilities Total	16,146,533	—	—	16,146,533
Total Common Stocks	445,971,629	—	—	445,971,629
Short-Term Obligation
Repurchase Agreement	—	19,649,000	—	19,649,000
Total Short-Term Obligations	—	19,649,000	—	19,649,000
Total Investments	445,971,629	19,649,000	—	465,620,629
Total	$445,971,629	$19,649,000	$—	$465,620,629

(a)	Non-income producing security.
(b)

An affiliate may include any company in which the fund owns five percent or more of its outstanding voting shares. Transactions in these affiliated companies during the nine month period ended June 30, 2009, are as follows:

Security name: Performance Technologies, Inc.

Shares as of 09/30/08:	619,141
Shares purchased:	—
Shares sold:	—
Shares as of 06/30/09:	619,141
Net realized gain/loss:	$—
Dividend income earned:	$—
Value at end of period:	$1,826,466

(c)	Cost for federal income tax purposes is $576,631,706.
(d)	Unrealized appreciation and depreciation at June 30, 2009 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$78,639,293	$(189,650,370)	$(111,011,077)

11

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	August 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	August 20, 2009

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	August 20, 2009